UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 786-3309

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

The Symmetry Panoramic Trust

Symmetry Panoramic US Equity Fund

Class I Shares - SPUSX

Annual Shareholder Report: August 31, 2026

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Equity Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/us-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Equity Fund, Class I Shares	$62	0.57%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2026 and was up 18.35% but trailed its benchmark, the MSCI US Broad Market Index (USD) (TR), by 2.06%. The fund seeks to outperform its benchmark by taking a multi-factor approach, specifically, by systematically overweighting US stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the fund has exposure to small capitalization stock risk (size) by deviating from market-cap weighting to gain factor exposure and exposure to low volatility stocks (low risk). With respect to investment style factors, size, quality, and momentum stocks bested the broad market benchmark in the US while value and low risk detracted. In the trailing 3-year period, the Fund was up 18.60% annualized but trailed its benchmark by 2.13%. The longer-term relative underperformance was driven primarily by the underperformance of value stocks relative to growth stocks and small cap stocks relative to large cap stocks.

Fiscal 2026 was a very strong year for equity investors across the globe, including the US. Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI). Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, US equity returns were strong.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Symmetry Panoramic US Equity Fund, Class I Shares	MSCI US Broad Market Index (USD) (TR)Footnote Reference*
Nov/18	$10,000	$10,000
Aug/19	$10,626	$10,863
Aug/20	$11,341	$13,192
Aug/21	$15,446	$17,632
Aug/22	$14,050	$15,285
Aug/23	$15,522	$17,571
Aug/24	$19,600	$22,164
Aug/25	$21,876	$25,681
Aug/26	$25,891	$30,922

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/us-equity-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic US Equity Fund, Class I Shares	18.35%	10.88%	12.96%
MSCI US Broad Market Index (USD) (TR)Footnote Reference*	20.41%	11.89%	15.56%

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$442,872,825	530	$1,468,066	15%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Future	0.0%
Real Estate	0.2%
Short-Term Investment	0.5%
Utilities	0.9%
Materials	1.9%
Consumer Staples	3.2%
Energy	4.2%
Communication Services	5.3%
Consumer Discretionary	5.6%
Health Care	5.6%
Financials	9.9%
Industrials	10.1%
Information Technology	20.4%
Registered Investment Companies	32.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI USA Min Vol Factor ETF	4.9%
DFA US Targeted Value Portfolio, Cl I	3.9%
DFA Real Estate Securities Portfolio, Cl I	3.5%
Microsoft	3.4%
Dimensional US Targeted Value ETF	3.4%
Apple	3.1%
NVIDIA	2.9%
Vanguard US Value Factor ETF	2.7%
iShares MSCI USA Momentum Factor ETF	2.5%
Avantis US Small Capital Value ETF	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/us-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic US Equity Fund / Class I Shares - SPUSX

Annual Shareholder Report: August 31, 2026

SPUSX-AR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic International Equity Fund

Class I Shares - SPILX

Annual Shareholder Report: August 31, 2026

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic International Equity Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/international-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic International Equity Fund, Class I Shares	$73	0.64%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2026 and was up 26.91% and bested its benchmark, the MSCI ACWI ex-USA IMI Index (USD) (NR), by 0.54%. The fund seeks to outperform its benchmark by taking a multi-factor approach, specifically by systematically overweighting ex-USA stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the fund has exposure to small cap stock risk (size) by deviating from market-cap weighting to gain factor exposure and to low volatility stocks (low risk). With respect to investment style factors, in ex-USA Developed Markets, size, quality, and low risk underperformed while value and momentum outperformed. In Emerging Markets, size, quality, value, and low risk underperformed while only momentum outperformed. The fund’s relative performance was helped by an overweight to Emerging Markets which outperformed ex-USA Developed Markets in the Fiscal Year. The dispersion in the style factor returns highlights the need to diversify across investment styles. In the trailing 3-year period, the Fund was up 20.57% annualized and bested its benchmark by 0.72%.

Fiscal 2026 was a very strong year for equity investors across the globe, especially for ex-USA equity. Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI) worldwide. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, ex-USA equity returns were strong.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Symmetry Panoramic International Equity Fund, Class I Shares	MSCI ACWI ex-USA IMI Index (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,293	$10,391
Aug/20	$10,744	$11,291
Aug/21	$13,728	$14,260
Aug/22	$11,218	$11,413
Aug/23	$12,398	$12,739
Aug/24	$14,552	$15,005
Aug/25	$17,124	$17,353
Aug/26	$21,733	$21,928

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/international-equity-fund/ for current month-end performance.

Footnote	Description
Footnote*	IMI - Investable Market Index
Footnote†	ACWI – All Country World Index
Footnote‡	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic International Equity Fund, Class I Shares	26.91%	9.62%	10.46%
MSCI ACWI ex-USA IMI Index (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡	26.37%	8.99%	10.58%

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$243,278,836	308	$829,106	15%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	6.7%
Brazil	0.8%
United Kingdom	1.0%
United States	1.5%
Italy	1.9%
Short-Term Investment	2.2%
Spain	2.2%
Canada	2.7%
Taiwan	3.3%
China	3.3%
South Korea	3.4%
Japan	5.8%
Registered Investment Companies	65.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA Large Cap International Portfolio, Cl I	10.3%
DFA Emerging Markets Portfolio, Cl I	7.6%
Avantis Emerging Markets Equity ETF	6.0%
DFA International Value Portfolio, Cl I	5.1%
DFA International Small Cap Value Portfolio, Cl I	5.0%
DFA International High Relative Profitability Portfolio, Cl I	4.9%
DFA Emerging Markets Small Cap Portfolio, Cl I	4.2%
iShares MSCI Emerging Markets Min Vol Factor ETF	3.1%
Avantis International Small Cap Value ETF	3.0%
Dimensional Emerging Markets High Profitability ETF	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/international-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic International Equity Fund / Class I Shares - SPILX

Annual Shareholder Report: August 31, 2026

SPILX-AR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic Global Equity Fund

Class I Shares - SPGEX

Annual Shareholder Report: August 31, 2026

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Equity Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Equity Fund, Class I Shares	$67	0.60%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2026 and was up 21.83% but trailed its benchmark, the MSCI ACWI IMI (USD) (NR), by 0.52%. The fund seeks to outperform its benchmark by taking a multi-factor approach with a bias to US equities relative to the benchmark specifically by systematically overweighting global stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the fund has exposure to small cap stock risk (size) by deviating from market-cap weighting to gain factor exposure and to low volatility stocks (low risk). With respect to US investment style factors, size, quality, and momentum stocks bested the broad US equity market benchmark while low risk and value detracted. With respect to investment style factors, in ex-USA Developed Markets, size, quality, and low risk underperformed while value and momentum outperformed. In Emerging Markets, size, quality, value, and low risk underperformed while only momentum outperformed. The overweight in US equities detracted from relative performance in the fiscal year. In the trailing 3-year period, the Fund was up 19.40% annualized and trailed its benchmark by 0.71% primarily due to the relative underperformance of US value and small capitalization stocks.

Fiscal 2026 was a very strong year for equity investors across the globe, especially for ex-USA equity. Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI) worldwide. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026 up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, global equity returns were strong.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Symmetry Panoramic Global Equity Fund, Class I Shares	MSCI ACWI IMI (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,499	$10,625
Aug/20	$11,126	$12,266
Aug/21	$14,752	$15,959
Aug/22	$12,889	$13,367
Aug/23	$14,190	$15,149
Aug/24	$17,393	$18,576
Aug/25	$19,824	$21,455
Aug/26	$24,151	$26,251

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/global-equity-fund/ for current month-end performance.

Footnote	Description
Footnote*	IMI - Investable Market Index
Footnote†	ACWI – All Country World Index
Footnote‡	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Global Equity Fund, Class I Shares	21.83%	10.36%	11.96%
MSCI ACWI IMI (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡	22.35%	10.47%	13.16%

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$410,663,718	797	$1,445,158	17%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	3.3%
United Kingdom	0.4%
Sweden	0.4%
Spain	0.9%
Italy	1.0%
Canada	1.0%
Short-Term Investment	1.3%
China	1.5%
South Korea	1.5%
Taiwan	1.5%
Japan	2.7%
Registered Investment Companies	41.8%
United States	42.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional US Targeted Value ETF	3.3%
DFA Large Cap International Portfolio, Cl I	2.9%
iShares MSCI USA Momentum Factor ETF	2.7%
DFA Real Estate Securities Portfolio, Cl I	2.5%
Microsoft	2.0%
DFA International Small Cap Value Portfolio, Cl I	1.9%
Vanguard US Value Factor ETF	1.8%
DFA US Targeted Value Portfolio, Cl I	1.7%
DFA International Value Portfolio, Cl I	1.7%
Avantis US Small Capital Value ETF	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic Global Equity Fund / Class I Shares - SPGEX

Annual Shareholder Report: August 31, 2026

SPGEX-AR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic Tax-Managed Global Equity Fund

Class I Shares - SPGTX

Annual Shareholder Report: August 31, 2026

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Tax-Managed Global Equity Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund-2/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	$53	0.47%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2026 and was up 24.46% and bested its benchmark, the MSCI ACWI IMI (USD) (NR), by 2.11%. The fund seeks to outperform its benchmark by taking a multi-factor approach with a bias to US equities relative to the benchmark, specifically by systematically overweighting global stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the fund has exposure to small cap stock risk (size) by deviating from market-cap weighting to gain factor exposure and to low volatility stocks (low risk). With respect to US investment style factors, size, quality, and momentum stocks bested the broad US equity market benchmark while low risk and value detracted. With respect to investment style factors, in ex-USA Developed Markets, size, quality, and low risk underperformed while value and momentum outperformed. In Emerging Markets, size, quality, value, and low risk underperformed while only momentum outperformed. The overweight in US equities detracted from relative performance in the fiscal year. In the trailing 3-year period, the Fund was up 20.02% annualized and trailed its benchmark by 0.09%.

Fiscal 2026 was a very strong year for equity investors across the globe, especially for ex-US equity. Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI) worldwide. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, global equity returns were strong.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	MSCI ACWI IMI (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,520	$10,625
Aug/20	$11,219	$12,266
Aug/21	$14,840	$15,959
Aug/22	$12,869	$13,367
Aug/23	$14,402	$15,149
Aug/24	$17,438	$18,576
Aug/25	$20,005	$21,455
Aug/26	$24,899	$26,251

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/global-equity-fund-2/ for current month-end performance.

Footnote	Description
Footnote*	IMI - Investable Market Index
Footnote†	ACWI – All Country World Index
Footnote‡	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	24.46%	10.91%	12.40%
MSCI ACWI IMI (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡	22.35%	10.47%	13.16%

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$193,766,732	34	$345,221	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.2%
Registered Investment Companies	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Large Capital Multi-Style Fund, Cl R6	14.9%
Dimensional US Equity Market ETF	13.8%
AQR International Multi-Style Fund, Cl R6	10.5%
DFA US High Relative Profitability Portfolio, Cl I	6.4%
AQR Emerging Multi-Style II Fund, Cl R6	5.8%
Dimensional US Marketwide Value ETF	5.1%
Dimensional US Targeted Value ETF	5.0%
DFA Large Cap International Portfolio, Cl I	4.0%
DFA Emerging Markets Portfolio, Cl I	3.0%
DFA International Small Cap Value Portfolio, Cl I	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-equity-fund-2/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic Tax-Managed Global Equity Fund / Class I Shares - SPGTX

Annual Shareholder Report: August 31, 2026

SPGTX-AR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic US Systematic Fixed Income Fund

Class I Shares - SPUBX

Annual Shareholder Report: August 31, 2026

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/us-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	$51	0.51%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2026 and was up 1.95% and bested its benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), by 0.06%. The fund seeks to outperform its benchmark using a systematic multi-factor approach to selecting US corporate fixed income securities. In the trailing 3-year period, the Fund returned 3.92% and trailed its benchmark by 0.16%.

Fiscal 2026 was a good year for US fixed income investors. The US Treasury yield curve steepened during the fiscal year, with shorter maturities falling (or rising less than longer maturities) but longer dated maturities rising. The market yield on the 10-year Constant Maturity US Treasury rose 0.87% (i.e., 4.24% to 4.99%) over the fiscal year, while the market yield on the 1-month Constant Maturity Treasury fell 0.31% (i.e., 4.24% to 3.93%) over the same period. Corporate credit spreads in the US generally widened during the year for both investment grade and high-yield debt.

Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI) worldwide. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025 . The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, US fixed income returns were resilient.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Nov/18	$10,000	$10,000
Aug/19	$10,775	$11,180
Aug/20	$11,316	$11,904
Aug/21	$11,301	$11,894
Aug/22	$10,287	$10,524
Aug/23	$10,264	$10,399
Aug/24	$10,961	$11,158
Aug/25	$11,300	$11,508
Aug/26	$11,521	$11,725

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/us-systematic-fixed-income-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	1.95%	0.39%	1.83%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	1.89%	-0.29%	2.06%

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$161,665,055	449	$334,646	50%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
U.S. Government Agency Obligation	0.3%
Municipal Bonds	0.5%
Asset-Backed Securities	0.5%
Sovereign Debt	1.3%
Mortgage-Backed Securities	24.7%
U.S. Treasury Obligations	26.5%
Corporate Obligations	45.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes, 1.75%, 11/15/2029	3.7%
U.S. Treasury Notes, 4.25%, 8/15/2035	2.6%
U.S. Treasury Bonds, 2.50%, 2/15/2046	2.4%
U.S. Treasury Bonds, 4.75%, 8/15/2055	2.2%
FNMA, 2.00%, 3/1/2052	1.7%
U.S. Treasury Bonds, 1.88%, 2/15/2041	1.3%
U.S. Treasury Bonds, 2.88%, 5/15/2049	1.3%
U.S. Treasury Notes, 3.25%, 6/30/2029	1.1%
U.S. Treasury Notes, 0.88%, 11/15/2030	1.1%
FNMA, 2.00%, 5/1/2051	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/us-systematic-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic US Systematic Fixed Income Fund / Class I Shares - SPUBX

Annual Shareholder Report: August 31, 2026

SPUBX-AR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic Municipal Fixed Income Fund

Class I Shares - SPMFX

Annual Shareholder Report: August 31, 2026

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Municipal Fixed Income Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/municipal-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	$40	0.39%

How did the Fund perform in the last year?

The Fund had good absolute performance in FY 2026 and was up 2.78% and trailed its benchmark, the Bloomberg US Municipal Bond Index (USD), by 1.34%. In the trailing 3-year period, the Fund returned 2.53% annualized and trailed its benchmark by 0.97%.

Fiscal 2026 was a good year for US municipal bond investors. The US Treasury yield curve steepened during the fiscal year, with shorter maturities falling but longer dated maturities rising. The market yield on the 10-year Constant Maturity US Treasury rose 0.32% (i.e., 3.91% to 4.23%) over the fiscal year , while the market yield on the 1-year Constant Maturity Treasury fell 0.55% (i.e., 4.38% to 3.83%) over the same period. Corporate credit spreads in the US generally widened during the year for both investment grade and high-yield debt.

Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI) worldwide. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. US GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, US municipal bond returns were resilient.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	Bloomberg US Municipal Bond Index (USD)	S&P Short Term National AMT-Free Muni. Bond (USD) (TR)Footnote Reference*
Nov/18	$10,000	$10,000	$10,000
Aug/19	$10,310	$11,019	$10,388
Aug/20	$10,466	$11,376	$10,633
Aug/21	$10,477	$11,762	$10,730
Aug/22	$10,105	$10,747	$10,428
Aug/23	$10,232	$10,930	$10,595
Aug/24	$10,628	$11,595	$11,040
Aug/25	$10,730	$11,604	$11,410
Aug/26	$11,028	$12,082	$11,629

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/municipal-fixed-income-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	2.78%	1.03%	1.26%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	2.45%
S&P Short Term National AMT-Free Muni. Bond (USD) (TR)Footnote Reference*	1.93%	1.62%	1.95%

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$39,977,392	10	$-	41%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.1%
Registered Investment Companies	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional National Municipal Bond ETF	20.0%
Vanguard Tax-Exempt Bond Index ETF	16.5%
iShares Short-Term National Muni Bond ETF	16.0%
iShares National Muni Bond ETF	15.8%
Vanguard Intermediate Tax-Exempt Bond ETF	9.8%
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	8.0%
Vanguard Short-Term Tax-Exempt Bond ETF	4.5%
Schwab Municipal Bond ETF	4.5%
iShares High Yield Muni Active ETF	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/municipal-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic Municipal Fixed Income Fund / Class I Shares - SPMFX

Annual Shareholder Report: August 31, 2026

SPMFX-AR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic Global Systematic Fixed Income Fund

Class I Shares - SPGBX

Annual Shareholder Report: August 31, 2026

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/global-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	$58	0.58%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2026 and was up 1.72% but trailed its benchmark, the Bloomberg Global Aggregate Hedged Index, by 0.03%. The fund seeks to outperform its benchmark using a systematic multi-factor approach to selecting global corporate fixed income securities. In the trailing 3-year period, the Fund returned 3.82% annualized and trailed its benchmark by 0.39%.

Fiscal 2026 was a good year for fixed income investors across the globe. The US Treasury yield curve steepened during the fiscal year, with shorter maturities falling (or rising less than longer maturities) but longer dated maturities rising. The market yield on the 10-year Constant Maturity US Treasury rose 0.87% (i.e., 4.24% to 4.99%) over the fiscal year, while the market yield on the 1-month Constant Maturity Treasury fell 0.31% (i.e., 4.24% to 3.93%) over the same period. Corporate credit spreads in the US generally widened during the year for both investment grade and high-yield debt.

Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI) worldwide. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps each early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. US GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, global fixed income returns were resilient.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	Bloomberg Global Aggregate Hedged Index
Nov/18	$10,000	$10,000
Aug/19	$11,058	$11,138
Aug/20	$11,407	$11,502
Aug/21	$11,413	$11,589
Aug/22	$10,082	$10,431
Aug/23	$10,056	$10,489
Aug/24	$10,757	$11,273
Aug/25	$11,062	$11,667
Aug/26	$11,252	$11,872

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/global-systematic-fixed-income-fund/ for current month-end performance.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	1.72%	-0.28%	1.52%
Bloomberg Global Aggregate Hedged Index	1.75%	0.48%	2.22%

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$272,938,133	674	$723,065	107%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Forwards	-0.1%
Futures Contracts	0.0%
Asset-Backed Securities	0.2%
Short-Term Investment	1.2%
U.S. Treasury Obligations	5.2%
Mortgage-Backed Securities	10.2%
Sovereign Debt	39.8%
Corporate Obligations	42.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
China Government Bond	1.9%
China Government Bond	1.8%
French Republic Government Bond OAT	1.7%
U.S. Treasury Bonds, 1.75%, 8/15/2041	1.5%
China Government Bond	1.5%
U.S. Treasury Bonds, 1.25%, 5/15/2050	1.2%
China Government Bond	1.2%
Japan Government Ten Year Bond	1.2%
China Government Bond	1.2%
Japan Government Ten Year Bond	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-systematic-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic Global Systematic Fixed Income Fund / Class I Shares - SPGBX

Annual Shareholder Report: August 31, 2026

SPGBX-AR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic Alternatives Fund

Class I Shares - SPATX

Annual Shareholder Report: August 31, 2026

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Alternatives Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/alternatives-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Alternatives Fund, Class I Shares	$54	0.50%

How did the Fund perform in the last year?

The Fund was up 15.14% in FY 2026. In comparison, global equities as represented by the MSCI ACWI IMI (USD) (NR) was up 22.35%. In the trailing 3-year period, the Fund was up 10.40% annualized while the MSCI ACWI IMI (USD) (NR) was up 20.11%.

Our alternatives fund has three main themes. Specifically, managed futures, long-short styles across asset classes, and diversified arbitrage strategies. In FY 2026, all three themes both resulted in positive performance. The Fund seeks to provide an uncorrelated return stream to equity markets and with lower risk as measured by standard deviation of returns. Over the trailing 3 years, the pairwise correlation of the Fund to global equity returns using monthly returns was -0.04 with the Fund’s annualized standard deviation of monthly returns approximately one-third of that for global equity. Investors can benefit from having additional diversification to alternative asset classes as compared to portfolios with exposure only to traditional asset classes such as global equity.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Symmetry Panoramic Alternatives Fund, Class I Shares	MSCI ACWI IMI (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,239	$10,625
Aug/20	$9,815	$12,266
Aug/21	$10,899	$15,959
Aug/22	$12,190	$13,367
Aug/23	$12,892	$15,149
Aug/24	$13,919	$18,576
Aug/25	$15,067	$21,455
Aug/26	$17,349	$26,251

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/alternatives-fund/ for current month-end performance.

Footnote	Description
Footnote*	IMI - Investable Market Index
Footnote†	ACWI – All Country World Index
Footnote‡	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Alternatives Fund, Class I Shares	15.14%	9.74%	7.31%
MSCI ACWI IMI (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡	22.35%	10.47%	13.16%

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,361,656	6	$-	34%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	9.6%
Registered Investment Companies	95.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Diversified Arbitrage Fund, Cl R6	28.4%
AQR Managed Futures Strategy Fund, Cl R6	23.9%
Stone Ridge Diversified Alternatives Fund, Cl I	19.1%
AQR Style Premia Alternative Fund, Cl R6	18.8%
AQR Alternative Risk Premia Fund, Cl R6	5.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/alternatives-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic Alternatives Fund / Class I Shares - SPATX

Annual Shareholder Report: August 31, 2026

SPATX-AR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic Sector Momentum ETF

Ticker: SMOM

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: August 31, 2026

This annual shareholder report contains important information about the Symmetry Panoramic Sector Momentum ETF (the "Fund") for the period from September 9, 2025 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/symmetry-panoramic-sector-momentum-etf/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Sector Momentum ETF	$69	0.65%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.
Footnote†	The expense ratio includes non-routine expenses. Had these expenses been excluded the ratio would have been 0.55%.

How did the Fund perform in the period?

The Fund had strong absolute performance from its inception on 9/9/2025 through the end of FY 2026 and was up 16.74% but trailed its benchmark, the S&P 500 Index (USD) (TR), by 2.61%. The fund seeks to outperform its benchmark by allocating to the sectors of the S&P 500 Index (USD) (TR) that exhibit the strongest relative performance in the previous 6 and 12 months (momentum). In FY 2026, the S&P 500 Index (USD) (TR) was led by energy, technology, and health care sectors. They were the only three sectors that outperformed the S&P 500 Index (USD) (TR). The energy sector returns being driven by earnings growth related to rising energy prices and the technology sector’s performance being driven by optimism surrounding Artificial Intelligence (AI). The fund had allocations to the three top performing sectors at times across the period. Allocations to under-performing sectors (e.g., industrials, materials, consumer staples, communications, and real estate) detracted.

Fiscal 2026 was a very strong year for equity investors across the globe including the US. Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI). Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, US equity returns were strong.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Symmetry Panoramic Sector Momentum ETF	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/25	$10,000	$10,000
Sep/25	$10,323	$10,276
Oct/25	$10,383	$10,517
Nov/25	$10,195	$10,543
Dec/25	$10,300	$10,549
Jan/26	$10,428	$10,702
Feb/26	$10,452	$10,621
Mar/26	$9,960	$10,092
Apr/26	$10,723	$11,151
May/26	$11,115	$11,738
Jun/26	$11,115	$11,626
Jul/26	$11,259	$11,618
Aug/26	$11,674	$11,935

Since its inception on September 9, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/symmetry-panoramic-sector-momentum-etf/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
Symmetry Panoramic Sector Momentum ETF	16.74%
S&P 500 Index (USD) (TR)Footnote Reference*	19.35%

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$74,517,330	6	$287,289	155%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Registered Investment Companies	100.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
State Street Energy Select Sector SPDR ETF	30.4%
State Street Technology Select Sector SPDR ETF	26.9%
State Street Industrial Select Sector SPDR ETF	20.8%
State Street Materials Select Sector SPDR ETF	11.0%
State Street Health Care Select Sector SPDR ETF	5.8%
State Street Real Estate Select Sector SPDR ETF	5.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/symmetry-panoramic-sector-momentum-etf/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Symmetry Panoramic Trust

Symmetry Panoramic Sector Momentum ETF: SMOM

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: August 31, 2026

SMOM-AR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts Thomas P. Lemke and Jay Nadel are independent trustees as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (“Cohen”) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2026			2025
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$155,200	N/A	N/A	$140,200	N/A	N/A
(b)	Audit-Related Fees	$3,000	N/A	N/A	$1,700	N/A	N/A
(c)	Tax Fees	$32,250	N/A	N/A	$28,750	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the Trust’s independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the Audit Committee’s considerations of audit-related and non-audit services provided by the Auditor. As a general matter, the Policy requires that the Audit Committee shall pre-approve all audit services and permissible non-audit services rendered to a fund or to the Adviser or its Affiliated Persons that provide ongoing services to the Funds if such engagement relates to the operations and financial reporting of the Trust.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2026	2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal years 2026 and 2025 were $32,250 and $28,750, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant either to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant, were pre-approved by the audit committee of the Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Symmetry Panoramic Trust

ANNUAL FINANCIALS AND OTHER INFORMATION

AUGUST 31, 2026

Symmetry Panoramic US Equity Fund (SPUSX)

Symmetry Panoramic International Equity Fund (SPILX)

Symmetry Panoramic Global Equity Fund (SPGEX)

Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)

Symmetry Panoramic US Systematic Fixed Income Fund (SPUBX)

Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)

Symmetry Panoramic Global Systematic Fixed Income Fund (SPGBX)

Symmetry Panoramic Alternatives Fund (SPATX)

Symmetry Panoramic Sector Momentum ETF (SMOM)

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Glossary	140
Statements of Assets and Liabilities	141
Statements of Operations	146
Statements of Changes in Net Assets	151
Financial Highlights	160
Notes to Financial Statements	169
Report of Independent Registered Public Accounting Firm	223
Notice to Shareholders	225
Other Information (Form N-CSR Items 8-11) (Unaudited)	227

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

SCHEDULE OF INVESTMENTS

COMMON STOCK — 67.3%

	Shares	Value
GUATEMALA — 0.3%
COMMUNICATION SERVICES — 0.3%
Millicom International Cellular	11,546	$1,082,553

UNITED STATES — 67.0%
COMMUNICATION SERVICES — 5.0%
Alphabet, Cl A	25,523	8,661,230
Alphabet, Cl C	8,599	2,884,191
AppLovin, Cl A *	3,438	1,072,862
AT&T	16,052	415,586
Comcast, Cl A	5,569	148,247
Fox, Cl A	2,572	173,224
Fox, Cl B	2,153	129,654
Liberty Media -Liberty Formula One, Cl A *	143	13,165
Liberty Media -Liberty Formula One, Cl C *	1,373	137,231
Live Nation Entertainment *	1,042	187,445
Meta Platforms, Cl A	9,318	5,333,064
Netflix *	14,050	1,138,752
News, Cl A	2,994	91,946
News, Cl B	1,153	39,675
Omnicom Group	875	76,589
ROBLOX, Cl A *	653	26,962
Spotify Technology *	140	76,107
Take-Two Interactive Software *	262	57,561
TKO Group Holdings, Cl A	126	23,009
T-Mobile US	1,852	334,175
Verizon Communications	14,320	716,286
Walt Disney	2,705	290,923
Warner Bros Discovery *	7,571	216,001
		22,243,885
CONSUMER DISCRETIONARY — 5.6%
Airbnb, Cl A *	497	91,060
Amazon.com *	24,221	6,291,889
AutoNation *	6,137	1,235,071
AutoZone *	177	529,449
Best Buy	1,278	102,432
Booking Holdings	2,050	408,135
Burlington Stores *	321	83,383
Carnival	6,841	163,431
Carvana, Cl A *	1,370	100,640

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Chipotle Mexican Grill, Cl A *	6,100	$231,983
Coupang, Cl A *	811	13,025
Darden Restaurants	1,101	235,900
Dick's Sporting Goods	5,830	787,633
DoorDash, Cl A *	921	213,433
DR Horton	5,425	784,238
eBay	2,292	237,360
Expedia Group	868	275,260
Ford Motor	18,656	260,065
Garmin	1,308	371,616
General Motors	5,835	503,677
Genuine Parts	506	68,649
Hilton Worldwide Holdings	634	200,522
Home Depot	2,937	962,837
Las Vegas Sands	2,035	89,153
Lennar, Cl A	794	66,783
Lennar, Cl B	100	8,226
Lowe's	1,323	270,818
Marriott International, Cl A	630	215,309
McDonald's	1,008	265,648
NVR *	26	164,196
O'Reilly Automotive *	5,790	514,152
Penske Automotive Group	4,567	989,167
PulteGroup	8,445	1,066,772
Ralph Lauren, Cl A	929	322,270
Rivian Automotive, Cl A *	4,232	67,966
Ross Stores	1,318	301,216
Royal Caribbean Cruises	6,979	1,875,536
SharkNinja *	789	151,875
Starbucks	1,545	164,156
Tapestry	1,285	158,556
Tesla *	2,478	911,780
TJX	3,445	461,320
Ulta Beauty *	475	255,123
Williams-Sonoma	9,258	2,113,138
Yum! Brands	1,372	210,341
		24,795,189
CONSUMER STAPLES — 3.2%
Altria Group	10,165	696,099

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Archer-Daniels-Midland	1,469	$119,415
Bunge Global	668	77,628
Casey's General Stores	1,031	775,528
Church & Dwight	1,164	116,144
Coca-Cola	6,940	615,370
Colgate-Palmolive	2,232	200,478
Constellation Brands, Cl A	1,341	175,161
Costco Wholesale	1,162	1,096,800
Dollar General	1,896	240,318
Dollar Tree *	1,276	161,529
Estee Lauder, Cl A	336	34,373
General Mills	3,162	130,274
Hershey	658	115,946
Kenvue	5,872	110,863
Keurig Dr Pepper	3,324	105,903
Kimberly-Clark	1,015	109,569
Kraft Heinz	4,616	118,493
Kroger	8,706	500,943
Mondelez International, Cl A	3,711	230,342
Monster Beverage *	3,988	183,129
PepsiCo	2,786	390,987
Performance Food Group *	311	30,842
Philip Morris International	3,855	722,041
Procter & Gamble	4,605	668,278
Sysco	1,996	161,836
Target	2,685	431,963
Tyson Foods, Cl A	1,091	60,158
US Foods Holding *	2,858	299,633
Walmart	54,379	5,702,726
		14,382,769
ENERGY — 4.2%
Baker Hughes, Cl A	6,926	440,147
Cheniere Energy	1,475	430,243
Chevron	10,450	2,154,101
Chord Energy	2,099	308,784
ConocoPhillips	6,301	834,819
Devon Energy	6,884	333,943
Diamondback Energy	4,908	983,956
EOG Resources	12,288	1,781,268

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
ENERGY — continued
EQT	1,832	$99,258
Expand Energy	1,628	159,804
ExxonMobil Holdings	25,359	4,081,531
Halliburton	8,943	329,550
HF Sinclair	7,921	804,853
Kinder Morgan	10,432	336,328
Marathon Petroleum	4,191	1,564,584
Occidental Petroleum	7,073	425,653
ONEOK	2,122	203,733
Permian Resources, Cl A	3,664	85,335
Phillips 66	2,363	582,669
SLB	5,608	337,041
Targa Resources	2,215	650,435
TechnipFMC	3,183	248,751
Texas Pacific Land	309	115,671
Valero Energy	3,515	1,261,604
Williams	3,528	264,776
		18,818,837
FINANCIALS — 9.9%
Affirm Holdings, Cl A *	1,188	88,447
Aflac	4,970	575,775
Allstate	4,063	1,047,441
American Express	2,063	681,141
American International Group	3,061	233,738
Ameriprise Financial	3,182	1,759,996
Aon, Cl A	1,781	572,627
Apollo Global Management	1,250	170,725
Arch Capital Group *	3,563	349,423
Ares Management, Cl A	635	90,913
Arthur J Gallagher	634	166,203
Assurant	1,374	387,276
Assured Guaranty	6,195	462,767
Bank of America	19,102	1,183,178
Bank of New York Mellon	3,378	544,804
Bank OZK	3,480	170,798
Berkshire Hathaway, Cl B *	4,390	2,212,692
BlackRock	299	345,527
Blackstone, Cl A	606	86,803
Block, Cl A *	1,712	140,418

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Brown & Brown	1,634	$117,926
Capital One Financial	2,218	475,801
Carlyle Group	1,865	90,247
Cboe Global Markets	619	185,824
Charles Schwab	4,190	460,146
Chubb	1,111	376,185
Cincinnati Financial	1,043	177,206
Citigroup	18,973	2,497,226
Citizens Financial Group	7,899	544,004
CME Group, Cl A	567	161,879
Coinbase Global, Cl A *	552	103,842
Corpay *	460	185,978
East West Bancorp	7,935	1,006,634
Fidelity National Financial	5,282	245,349
Fidelity National Information Services	1,909	77,830
Fifth Third Bancorp	4,565	245,460
First American Financial	1,494	110,436
First Citizens BancShares, Cl A	226	489,154
Fiserv *	678	36,144
Global Payments	1,201	109,351
Globe Life	250	43,168
Goldman Sachs Group	875	897,663
Hartford Insurance Group	5,317	730,449
Huntington Bancshares	10,403	173,574
Interactive Brokers Group, Cl A	744	72,384
Intercontinental Exchange	1,852	297,616
Jefferies Financial Group	1,907	100,384
JPMorgan Chase	25,270	8,996,625
KeyCorp	5,498	118,812
KKR	1,501	164,690
Loews	1,638	177,379
LPL Financial Holdings	607	224,672
M&T Bank	956	223,647
Markel Group *	83	149,642
Marsh & McLennan	1,350	256,230
Mastercard, Cl A	1,558	918,145
MetLife	3,567	339,471
Moody's	645	325,493
Morgan Stanley	9,062	1,933,106
MSCI, Cl A	334	190,594
Nasdaq	6,501	641,064

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Northern Trust	1,193	$221,373
PayPal Holdings	3,086	162,524
PNC Financial Services Group	1,227	294,026
Primerica	441	126,854
Principal Financial Group	1,341	147,725
Progressive	5,434	1,185,047
Prudential Financial	2,024	238,022
Raymond James Financial	1,436	255,852
Regions Financial	5,240	156,571
Robinhood Markets, Cl A *	2,500	262,025
S&P Global	645	281,117
SoFi Technologies *	5,288	94,549
State Street	2,168	414,912
Synchrony Financial	2,666	205,495
T Rowe Price Group	1,048	116,621
Toast, Cl A *	1,965	66,987
Tradeweb Markets, Cl A	569	61,281
Travelers	1,659	607,078
Truist Financial	2,612	129,503
US Bancorp	2,718	167,374
Visa, Cl A	3,470	1,316,414
Wells Fargo	8,847	764,292
Willis Towers Watson	576	195,005
WR Berkley	5,336	360,500
		43,773,269
HEALTH CARE — 5.6%
Abbott Laboratories	2,595	286,384
AbbVie	7,076	1,814,428
Agilent Technologies	872	133,904
Alnylam Pharmaceuticals *	566	136,231
Amgen	1,448	622,466
Becton Dickinson	837	157,448
Biogen *	433	93,810
Boston Scientific *	3,033	146,494
Bristol-Myers Squibb	7,874	526,062
Cardinal Health	1,086	254,797
Cencora, Cl A	1,709	553,032
Centene *	1,518	97,668
Cigna Group	1,411	389,549

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
CVS Health	1,888	$177,302
Danaher	1,348	287,879
DexCom *	1,236	112,550
Edwards Lifesciences *	1,527	138,575
Elevance Health	524	205,691
Eli Lilly	4,622	5,346,406
GE HealthCare Technologies	1,401	99,793
Gilead Sciences	5,821	851,845
Guardant Health *	280	44,526
HCA Healthcare	4,393	1,820,679
Humana	402	154,059
IDEXX Laboratories *	562	312,860
Illumina *	388	82,888
Incyte *	1,003	123,590
Insmed *	376	45,804
Intuitive Surgical *	359	135,293
IQVIA Holdings *	779	203,467
Johnson & Johnson	8,613	2,289,766
Labcorp Holdings	724	240,846
McKesson	739	654,252
Medtronic	1,351	122,468
Merck	7,149	1,056,336
Mettler-Toledo International *	56	78,688
Moderna *	1,157	162,373
Natera *	208	66,968
Neurocrine Biosciences *	297	45,747
Pfizer	8,711	247,915
Quest Diagnostics	2,540	610,362
Regeneron Pharmaceuticals	219	174,999
ResMed	470	112,847
Revolution Medicines *	73	15,007
Roivant Sciences *	2,942	101,911
STERIS	441	102,594
Stryker	778	251,916
Tenet Healthcare *	492	130,828
Thermo Fisher Scientific	410	253,011
United Therapeutics *	2,343	1,195,820
UnitedHealth Group	2,261	880,456
Veeva Systems, Cl A *	247	70,565
Vertex Pharmaceuticals *	402	218,897
Viatris, Cl W	3,930	64,884

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Waters *	408	$169,286
West Pharmaceutical Services	357	121,776
Zimmer Biomet Holdings	414	41,417
Zoetis, Cl A	1,377	106,167
		24,943,582
INDUSTRIALS — 10.1%
3M	1,746	300,015
AECOM	1,309	88,266
Allison Transmission Holdings	3,317	416,980
AMETEK	1,976	464,696
API Group *	1,321	51,849
ATI *	609	124,358
Automatic Data Processing	1,387	396,904
Axon Enterprise *	214	121,244
Bloom Energy, Cl A *	625	128,938
Boeing *	866	179,938
Broadridge Financial Solutions	486	88,637
BWX Technologies	227	34,570
Carlisle	1,027	355,938
Carpenter Technology	145	69,081
Carrier Global	2,275	132,451
Caterpillar	975	777,533
CH Robinson Worldwide	666	99,674
Cintas	5,228	1,054,958
Comfort Systems USA	202	312,215
Copart *	10,645	351,179
CSX	8,564	432,568
Cummins	960	541,824
Curtiss-Wright	204	118,836
Deere	836	547,505
Delta Air Lines	6,635	517,530
Dover	4,020	780,805
DuPont de Nemours	426	57,335
Eaton	5,848	2,350,194
EMCOR Group	337	247,540
Emerson Electric	1,548	235,977
Equifax	434	82,095
Expeditors International of Washington	843	159,875
Fastenal	17,682	871,899

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
FedEx	863	$282,546
Fedex Freight Holding *	432	57,709
Ferguson Enterprises	1,148	257,737
Fortive	1,040	61,194
FTAI Aviation	247	46,955
GE Vernova	434	389,962
General Dynamics	678	251,775
General Electric	6,296	2,113,630
HEICO	666	220,546
HEICO, Cl A	408	99,621
Honeywell Aerospace *	674	106,566
Honeywell International	674	143,919
Howmet Aerospace	8,152	1,996,832
Hubbell, Cl B	2,218	1,004,754
Illinois Tool Works	946	260,500
Ingersoll Rand	6,969	536,961
ITT	3,607	722,446
Jacobs Solutions	3,618	539,263
JB Hunt Transport Services	519	137,779
Johnson Controls International	3,300	456,192
L3Harris Technologies	574	152,828
Leidos Holdings	371	52,018
Lennox International	211	80,737
Lockheed Martin	587	329,442
MasTec *	254	60,904
Mobility Global, Cl W	645	13,094
Nextpower, Cl A *	346	28,382
Nordson	130	41,824
Norfolk Southern	690	236,525
Northrop Grumman	442	238,547
nVent Electric	647	97,535
Old Dominion Freight Line	4,295	858,828
Otis Worldwide	1,075	76,465
Owens Corning	582	80,403
PACCAR	5,516	684,701
Parker-Hannifin	1,826	1,788,457
Paychex	1,273	162,104
Quanta Services	6,306	3,828,310
RBC Bearings *	110	54,369
Republic Services, Cl A	1,273	281,231
Rocket Lab *	425	27,166

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Rockwell Automation	384	$162,981
Rollins	3,031	109,328
RTX	3,586	744,920
Ryder System	524	128,097
Snap-on	1,532	591,827
Southwest Airlines	3,831	147,608
SS&C Technologies Holdings	1,299	107,778
Trane Technologies	5,538	2,461,087
TransDigm Group	148	173,418
Uber Technologies *	2,306	174,449
UL Solutions, Cl A	391	29,137
Union Pacific	1,260	378,844
United Airlines Holdings *	3,592	387,900
United Parcel Service, Cl B	1,416	147,590
United Rentals	3,404	3,533,352
Veralto	1,325	130,605
Verisk Analytics, Cl A	499	96,696
Vertiv Holdings, Cl A	3,089	799,186
Waste Management	1,190	260,515
WESCO International	57	19,403
Westinghouse Air Brake Technologies	2,200	629,046
Woodward	207	70,343
WW Grainger	956	1,251,872
XPO *	2,812	545,500
Xylem	1,093	120,350
		44,555,996
INFORMATION TECHNOLOGY — 20.4%
Accenture, Cl A	1,021	193,745
Adobe *	481	140,832
Advanced Micro Devices *	6,526	3,071,919
Akamai Technologies *	646	70,169
Amkor Technology	674	31,880
Amphenol, Cl A	2,808	445,208
Analog Devices	1,132	409,943
Apple	43,226	13,696,158
Applied Materials	2,225	1,019,918
Arista Networks *	7,255	1,419,731
Astera Labs *	386	114,634
Atlassian, Cl A *	71	13,786

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Autodesk *	507	$131,075
Broadcom	10,530	3,899,680
Cadence Design Systems *	2,715	919,788
CDW	119	18,038
Ciena *	328	125,558
Cisco Systems	9,541	1,054,185
Cloudflare, Cl A *	211	64,378
Cognizant Technology Solutions, Cl A *	2,305	148,857
Coherent *	776	215,596
Corning	2,622	389,970
Credo Technology Group Holding *	436	98,619
Crowdstrike Holdings, Cl A *	732	169,092
Datadog, Cl A *	214	50,727
Dell Technologies, Cl C	2,319	1,057,487
Entegris	522	70,621
Everpure Inc, Cl A *	1,082	100,572
F5 *	268	109,111
Fabrinet *	36	14,866
Fair Isaac *	607	696,356
First Solar *	662	133,658
Flex *	3,939	430,336
Fortinet *	7,107	1,214,800
GLOBALFOUNDRIES	853	38,121
Hewlett Packard Enterprise	8,859	462,794
HP	3,476	104,350
Intel *	6,524	583,963
International Business Machines	3,550	830,239
Intuit	556	199,771
IonQ *	1,236	48,587
Jabil	614	187,430
Keysight Technologies *	3,760	1,213,352
KLA	24,620	4,319,579
Lam Research	14,795	4,460,545
Marvell Technology	1,746	369,558
Microchip Technology	1,633	119,944
Micron Technology	5,639	5,406,278
Microsoft	29,834	15,134,490
MKS Instruments	179	45,867
MongoDB, Cl A *	275	124,677
Monolithic Power Systems	160	202,843
Motorola Solutions	1,226	594,978

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
NetApp	1,536	$284,605
Nutanix, Cl A *	811	55,610
NVIDIA	57,190	12,626,408
NXP Semiconductors	802	180,161
Okta, Cl A *	470	81,329
ON Semiconductor *	2,481	183,817
Oracle	5,273	786,310
Palantir Technologies, Cl A *	1,804	336,230
Palo Alto Networks *	872	333,217
PTC *	464	72,263
Qnity Electronics Inc	706	84,318
QUALCOMM	3,253	554,571
Roper Technologies	279	118,475
Salesforce	1,226	315,744
Samsara, Cl A *	1,017	41,544
Sandisk Corp *	811	1,270,594
Seagate Technology Holdings	948	785,304
ServiceNow *	1,075	159,089
SiTime *	63	35,621
Snowflake, Cl A *	454	150,469
Super Micro Computer *	1,094	40,784
Synopsys *	1,360	597,842
TD SYNNEX	2,649	669,800
TE Connectivity	1,517	311,364
Teledyne Technologies *	1,047	641,759
Teradyne	1,002	350,530
Texas Instruments	1,415	369,188
TTM Technologies *	262	31,157
Twilio, Cl A *	899	211,831
Ubiquiti	449	264,919
Unity Software *	912	38,395
VeriSign	368	106,087
Western Digital	3,917	1,764,804
Workday, Cl A *	187	36,923
Zoom Communications, Cl A *	880	85,078
Zscaler *	223	42,010
		90,206,809
MATERIALS — 1.9%
Air Products & Chemicals	607	187,842

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Albemarle	538	$72,614
Alcoa	1,046	52,248
Amcor	1,966	90,220
CF Industries Holdings	1,216	158,116
Corteva	4,158	351,892
CRH	1,864	175,757
Dow	2,508	76,544
Ecolab	982	278,102
Freeport-McMoRan	4,159	315,003
International Flavors & Fragrances	901	77,783
International Paper	1,922	72,901
Linde	1,337	654,568
LyondellBasell Industries, Cl A	1,209	78,682
Martin Marietta Materials	357	185,176
Newmont	4,037	508,904
Nucor	4,473	1,116,640
Packaging Corp of America	1,762	412,202
PPG Industries	1,371	153,785
Reliance	2,656	1,020,037
Royal Gold	209	54,647
RPM International	881	91,712
Sherwin-Williams	837	283,584
Smurfit Westrock	2,133	100,038
Southern Copper	486	101,461
Steel Dynamics	6,300	1,465,506
Vulcan Materials	749	201,915
		8,337,879
REAL ESTATE — 0.2%
CBRE Group, Cl A *	4,705	686,036

UTILITIES — 0.9%
Alliant Energy	945	64,241
Ameren	643	68,164
American Electric Power	1,473	180,339
American Water Works	677	93,582
Atmos Energy	848	140,878
CenterPoint Energy	4,401	174,280
CMS Energy	1,200	81,672
Consolidated Edison	996	106,592

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Constellation Energy	829	$227,784
Dominion Energy	1,856	122,514
DTE Energy	567	76,902
Duke Energy	1,248	149,648
Edison International	1,402	75,680
Entergy	2,360	250,892
Evergy	815	66,031
Eversource Energy	1,599	112,154
Exelon	4,665	203,954
FirstEnergy	3,280	150,421
NextEra Energy	2,800	230,552
NiSource	5,185	212,170
NRG Energy	2,150	236,758
PG&E	5,443	72,229
PPL	3,164	107,987
Public Service Enterprise Group	1,363	99,949
Sempra	1,587	129,658
Southern	1,572	138,336
Talen Energy *	99	29,280
Vistra	2,002	275,015
WEC Energy Group	759	80,583
Xcel Energy	1,327	100,441
		4,058,686
		296,802,937
Total Common Stock
(Cost $114,361,677)		297,885,490

REGISTERED INVESTMENT COMPANIES — 32.2%
EQUITY FUNDS — 32.2%
AQR Large Cap Defensive Style Fund, Cl R6*	47,410	917,853
Avantis US Small Capital Value ETF	87,283	10,907,756
DFA Real Estate Securities Portfolio, Cl I *	345,678	15,527,878
DFA US Small Cap Portfolio, Cl I *	134,093	8,229,307
DFA US Targeted Value Portfolio, Cl I *	386,892	17,054,184
Dimensional US High Profitability ETF	60,700	2,562,754
Dimensional US Small Cap ETF	131,831	10,761,365
Dimensional US Targeted Value ETF	211,131	14,960,743
iShares MSCI USA Min Vol Factor ETF	212,263	21,548,940

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

REGISTERED INVESTMENT COMPANIES — continued

	Shares	Value
EQUITY FUNDS — continued
iShares MSCI USA Momentum Factor ETF	36,643	$11,006,091
Vanguard Small Cap Value ETF	24,114	5,914,923
Vanguard US Momentum Factor ETF	22,854	5,187,172
Vanguard US Quality Factor ETF	33,879	5,984,949
Vanguard US Value Factor ETF	73,907	11,940,415
Total Registered Investment Companies
(Cost $84,039,838)		142,504,330

RIGHTS — 0.0%

	Number of Rights
Abiomed(1)	362	5,651

Total Rights
(Cost $–)		5,651

SHORT-TERM INVESTMENT — 0.5%

	Shares

DWS Government Money Market Series, Institutional Shares, 3.710% (A)	2,484,298	2,484,298

Total Short-Term Investment
(Cost $2,484,298)		2,484,298
Total Investments — 100.0%
(Cost $200,885,813)		$442,879,769

A list of open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts S&P 500 Index E-Mini	3	Sep-2026	$1,147,822	$1,154,850	$7,028

Percentages are based on Net Assets of $442,872,825.

*	Non-income producing security.
(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

AUGUST 31, 2026

(A)	The rate reported is the 7-day effective yield as of August 31, 2026.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#	Total
Common Stock	$297,885,490	$–	$–	$297,885,490
Registered Investment Companies	142,504,330	–	–	142,504,330
Rights	–	–	5,651	5,651
Short-Term Investment	2,484,298	–	–	2,484,298
Total Investments in Securities	$442,874,118	$–	$5,651	$442,879,769

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$7,028	$–	$–	$7,028
Total Other Financial Instruments	$7,028	$–	$–	$7,028

#	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 65.0%

	Shares	Value
EQUITY FUNDS — 65.0%
AQR International Multi-Style Fund, Cl R6 *	188,580	$3,679,205
Avantis Emerging Markets Equity ETF	154,903	14,636,785
Avantis International Equity ETF	46,069	4,313,440
Avantis International Small Cap Value ETF	64,551	7,259,405
DFA Emerging Markets Portfolio, Cl I *	400,716	18,561,154
DFA Emerging Markets Small Cap Portfolio, Cl I *	355,959	10,329,943
DFA Emerging Markets Targeted Value Portfolio, Cl I *	134,485	2,028,037
DFA International High Relative Profitability Portfolio, Cl I *	694,600	11,801,257
DFA International Real Estate Securities, Cl I *	1,441,442	5,448,652
DFA International Small Cap Growth Portfolio, Cl I *	78,161	1,603,083
DFA International Small Cap Value Portfolio, Cl I *	339,442	12,264,023
DFA International Value Portfolio, Cl I *	374,569	12,499,362
DFA Large Cap International Portfolio, Cl I *(A)	637,397	25,043,310
Dimensional Emerging Markets High Profitability ETF	173,894	7,190,517
Dimensional International High Profitability ETF	148,000	5,212,560
iShares MSCI EAFE Min Vol Factor ETF	67,757	6,377,289
iShares MSCI Emerging Markets Min Vol Factor ETF	98,871	7,483,546
Schwab International Small-Cap Equity ETF	46,236	2,372,832
Total Registered Investment Companies
(Cost $88,736,154)		158,104,400

COMMON STOCK — 32.3%

AUSTRALIA — 0.4%
COMMUNICATION SERVICES — 0.1%
REA Group	1,089	138,279

CONSUMER DISCRETIONARY — 0.0%
Wesfarmers	1,889	107,356

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
AUSTRALIA — continued
MATERIALS — 0.3%
Anglogold Ashanti	367	$41,224
BHP Group	3,963	186,386
Fortescue	30,993	392,322
		619,932

		865,567
AUSTRIA — 0.3%
ENERGY — 0.2%
OMV	5,068	404,859

FINANCIALS — 0.1%
Erste Group Bank	2,598	365,157

		770,016
BELGIUM — 0.0%
HEALTH CARE — 0.0%
Financiere de Tubize	339	72,529

BRAZIL — 0.5%
CONSUMER DISCRETIONARY — 0.1%
Ultrapar Participacoes	20,000	133,396
Vibra Energia	28,000	185,350
		318,746
CONSUMER STAPLES — 0.1%
Raia Drogasil	40,900	154,316

ENERGY — 0.1%
PRIO *	19,600	235,659

FINANCIALS — 0.0%
Banco Bradesco ADR	2,598	8,521

INDUSTRIALS — 0.0%
WEG	8,000	77,274

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
BRAZIL — continued
MATERIALS — 0.1%
Wheaton Precious Metals	1,709	$257,580

UTILITIES — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	54,725	265,964

		1,318,060

CANADA — 2.7%
CONSUMER DISCRETIONARY — 0.0%
Dollarama	865	109,265

CONSUMER STAPLES — 0.1%
George Weston	2,661	186,699

ENERGY — 0.8%
Canadian Natural Resources	11,994	601,366
Imperial Oil	9,043	1,188,421
		1,789,787
FINANCIALS — 1.1%
Canadian Imperial Bank of Commerce	691	78,431
Intact Financial	1,902	368,159
National Bank of Canada	6,172	947,075
Royal Bank of Canada	6,482	1,325,444
Sun Life Financial	402	31,572
		2,750,681
INDUSTRIALS — 0.3%
Canadian Pacific Kansas City	3,830	354,799
RB Global	1,530	129,492
WSP Global	1,891	256,850
		741,141
INFORMATION TECHNOLOGY — 0.0%
Celestica *	87	26,103

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
CANADA — continued
INFORMATION TECHNOLOGY — continued
Constellation Software	28	$63,411
		89,514
MATERIALS — 0.4%
Agnico Eagle Mines	1,914	388,379
Barrick Mining	9,559	428,722
LunR Royalties *	281	4,428
		821,529
UTILITIES — 0.0%
Hydro One	1,413	54,401

		6,543,017

CHILE — 0.2%
MATERIALS — 0.2%
Antofagasta	7,299	389,438

CHINA — 3.3%
CONSUMER DISCRETIONARY — 0.4%
BYD, Cl A	1,800	23,628
BYD, Cl H	7,500	82,784
China Tourism Group Duty Free, Cl A	1,900	14,831
Geely Automobile Holdings	45,000	100,766
Great Wall Motor, Cl H	82,500	82,127
Haier Smart Home, Cl A	8,942	28,179
Midea Group, Cl A	1,700	22,200
Pop Mart International Group	10,800	214,375
SAIC Motor, Cl A	6,200	9,587
		578,477
CONSUMER STAPLES — 0.0%
Foshan Haitian Flavouring & Food, Cl A	3,912	19,572
Inner Mongolia Yili Industrial Group, Cl A	7,400	29,171
Kweichow Moutai, Cl A	300	58,011
Luzhou Laojiao, Cl A	900	10,314
		117,068

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
CHINA — continued
ENERGY — 0.8%
China Coal Energy, Cl H	72,000	$111,599
China Petroleum & Chemical, Cl A	33,400	27,143
China Shenhua Energy, Cl H	116,000	685,126
PetroChina, Cl A	13,400	22,784
PetroChina, Cl H	682,000	883,869
		1,730,521
FINANCIALS — 1.5%
Agricultural Bank of China, Cl A	21,800	22,456
Agricultural Bank of China, Cl H	1,071,000	865,104
Bank of Beijing, Cl A	21,900	17,436
Bank of China, Cl A	12,000	11,626
Bank of China, Cl H	636,000	477,370
Bank of Communications, Cl A	15,200	16,377
Bank of Ningbo, Cl A	6,868	34,872
Bank of Shanghai, Cl A	15,700	22,150
China CITIC Bank, Cl H	384,000	408,932
China Construction Bank, Cl H	259,000	313,087
China Everbright Bank, Cl A	28,900	12,770
China Merchants Bank, Cl A	6,500	38,800
China Merchants Securities, Cl A	9,300	25,873
China Pacific Insurance Group, Cl A	4,500	21,391
China Taiping Insurance Holdings	174,800	470,549
CITIC Securities, Cl A	7,150	29,562
Guotai Haitong Securities, Cl A	9,520	25,404
Huatai Securities, Cl A	7,500	21,657
Huaxia Bank, Cl A	9,800	9,086
Industrial & Commercial Bank of China, Cl A	10,600	12,732
Industrial & Commercial Bank of China, Cl H	305,000	293,759
Industrial Bank, Cl A	7,500	19,573
New China Life Insurance, Cl A	2,800	25,024
New China Life Insurance, Cl H	52,900	312,135
PICC Property & Casualty, Cl H	222,000	480,840
Ping An Bank, Cl A	9,600	16,740
Ping An Insurance Group of China, Cl A	3,500	29,038
Shanghai Pudong Development Bank, Cl A	11,600	15,810
Shenwan Hongyuan Group, Cl A	28,000	19,031
		4,069,184

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
CHINA — continued
HEALTH CARE — 0.0%
Akeso *	2,000	$22,912
Hansoh Pharmaceutical Group	12,000	53,909
Jiangsu Hengrui Pharmaceuticals, Cl A	5,204	35,671
		112,492
INDUSTRIALS — 0.1%
Airtac International Group	1,046	46,980
COSCO SHIPPING Holdings, Cl H	118,700	260,517
NARI Technology, Cl A	9,868	33,712
Sany Heavy Industry, Cl A	13,200	39,276
Sinotruk Hong Kong	3,000	15,359
		395,844
INFORMATION TECHNOLOGY — 0.2%
AAC Technologies Holdings	33,000	186,754
BOE Technology Group, Cl A	175,400	156,784
BYD Electronic International	14,000	48,084
Luxshare Precision Industry, Cl A	8,969	76,671
		468,293
MATERIALS — 0.3%
Aluminum Corp of China, Cl H	78,000	85,122
Anhui Conch Cement, Cl A	4,300	11,289
Baoshan Iron & Steel, Cl A	31,100	26,925
China Hongqiao Group	140,000	406,107
		529,443
REAL ESTATE — 0.0%
China Fortune Land Development, Cl A *	55,600	9,089

		8,010,411
DENMARK — 0.0%
FINANCIALS — 0.0%
Danske Bank	799	46,186

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
DENMARK — continued
INDUSTRIALS — 0.0%
DSV Panalpina	419	$88,043

		134,229

FINLAND — 0.2%
ENERGY — 0.1%
Neste	8,502	317,568

UTILITIES — 0.1%
Fortum	3,962	95,302

		412,870

FRANCE — 0.4%
COMMUNICATION SERVICES — 0.1%
Orange	6,646	118,827

CONSUMER DISCRETIONARY — 0.1%
Hermes International SCA	135	246,969

CONSUMER STAPLES — 0.0%
L'Oreal	162	72,132

INDUSTRIALS — 0.1%
Safran	678	264,989

MATERIALS — 0.1%
Air Liquide	1,410	277,381

		980,298
GERMANY — 0.7%
FINANCIALS — 0.1%
Deutsche Boerse	408	136,341
Hannover Rueck	276	82,475
		218,816

INDUSTRIALS — 0.6%
Siemens	3,398	1,126,464

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
INDUSTRIALS — continued
Siemens Energy	2,099	$345,721
		1,472,185

MATERIALS — 0.0%
Heidelberg Materials	652	124,274

		1,815,275

HONG KONG — 0.0%
INDUSTRIALS — 0.0%
Techtronic Industries	4,000	68,794

HUNGARY — 0.2%
ENERGY — 0.0%
MOL Hungarian Oil & Gas *	2,037	32,744

FINANCIALS — 0.1%
OTP Bank Nyrt	1,065	153,182

HEALTH CARE — 0.1%
Richter Gedeon Nyrt	4,672	194,754

		380,680

ITALY — 1.9%
CONSUMER DISCRETIONARY — 0.1%
Ferrari	455	192,283

FINANCIALS — 1.2%
BPER Banca SPA	1,638	27,109
Intesa Sanpaolo	177,367	1,397,330
UniCredit	15,221	1,485,569
		2,910,008
INDUSTRIALS — 0.6%
Leonardo	12,970	779,208

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
ITALY — continued
INDUSTRIALS — continued
Prysmian	4,988	$697,206
		1,476,414

		4,578,705

JAPAN — 5.8%
CONSUMER DISCRETIONARY — 0.4%
Panasonic Holdings	12,800	356,918
Sekisui House	1,400	30,187
Sony	4,900	121,084
Sumitomo Electric Industries	20,800	288,038
		796,227
CONSUMER STAPLES — 0.7%
Ajinomoto	12,000	403,418
Japan Tobacco	28,300	1,223,953
		1,627,371
ENERGY — 0.2%
ENEOS Holdings	64,400	536,963
Inpex	4,400	108,731
		645,694
FINANCIALS — 1.4%
Japan Post Insurance	1,800	18,991
Mitsubishi HC Capital	28,800	250,757
Mitsubishi UFJ Financial Group	19,500	444,574
Mizuho Financial Group	32,900	1,752,535
ORIX	7,000	272,341
Sompo Holdings	3,300	140,600
Sumitomo Mitsui Financial Group	13,700	588,111
		3,467,909
HEALTH CARE — 0.2%
Chugai Pharmaceutical	3,300	142,839
Daiichi Sankyo	5,700	102,078

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
HEALTH CARE — continued
Hoya	1,400	$214,376
		459,293
INDUSTRIALS — 1.6%
FANUC	2,600	97,425
Fuji Electric	1,100	94,500
Furukawa Electric	7,900	196,233
Hitachi	9,000	305,539
ITOCHU	60,500	797,965
Kubota	900	16,420
Marubeni	14,600	446,674
Mitsubishi Heavy Industries	5,000	121,162
Mitsui	12,000	374,665
Nippon Yusen	22,000	967,392
Obayashi	17,900	333,879
Sumitomo	19,300	215,445
Toyota Tsusho	800	37,132
		4,004,431
INFORMATION TECHNOLOGY — 0.7%
Advantest	4,500	941,793
Fujitsu	18,000	432,116
Lasertec	200	41,792
Murata Manufacturing	2,077	92,302
Nomura Research Institute	3,300	109,282
Renesas Electronics	4,200	87,837
TDK	8,700	166,594
		1,871,716
MATERIALS — 0.4%
JX Advanced Metals	5,200	121,267
Mitsui Kinzoku	900	163,031
Nippon Sanso Holdings	2,500	88,544
Nitto Denko	900	19,655
Resonac Holdings	1,600	156,614
Sumitomo Metal Mining	3,900	269,059
		818,170

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
UTILITIES — 0.2%
Tokyo Gas	11,500	$444,646

		14,135,457

MALAYSIA — 0.1%
COMMUNICATION SERVICES — 0.1%
Telekom Malaysia	63,100	120,875

MATERIALS — 0.0%
Press Metal Aluminium Holdings	18,000	35,755

		156,630

MEXICO — 0.5%
COMMUNICATION SERVICES — 0.0%
America Movil ADR	3,259	75,087

CONSUMER STAPLES — 0.2%
Arca Continental	14,900	170,939
Coca-Cola Femsa ADR	1,424	158,292
Grupo Bimbo, Ser A	5,900	20,568
		349,799
FINANCIALS — 0.0%
Grupo Financiero Inbursa, Cl O	35,000	91,163

INDUSTRIALS — 0.1%
Grupo Aeroportuario del Sureste ADR	334	85,674
Grupo Carso	6,400	52,499
Promotora y Operadora de Infraestructura	7,800	120,099
		258,272
MATERIALS — 0.2%
Grupo Mexico	24,626	337,001

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
MEXICO — continued
MATERIALS — continued
Industrias Penoles	1,690	$89,271
		426,272

		1,200,593

NETHERLANDS — 0.8%
FINANCIALS — 0.1%
NN Group	1,222	110,479

INFORMATION TECHNOLOGY — 0.7%
ASML Holding	1,035	1,755,392

		1,865,871

NORWAY — 0.6%
COMMUNICATION SERVICES — 0.1%
Telenor	14,436	211,567

ENERGY — 0.5%
Aker BP	1,024	39,290
Equinor	17,993	771,730
Var Energi	62,712	334,542
		1,145,562

		1,357,129

PERU — 0.0%
MATERIALS — 0.0%
Cia de Minas Buenaventura SAA ADR	1,531	52,513

PHILIPPINES — 0.0%
INDUSTRIALS — 0.0%
International Container Terminal Services	1,570	22,265

POLAND — 0.2%
CONSUMER DISCRETIONARY — 0.0%
LPP	3	16,767

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
POLAND — continued
CONSUMER STAPLES — 0.0%
Dino Polska *	2,830	$27,310

ENERGY — 0.1%
ORLEN	4,415	182,554

FINANCIALS — 0.1%
Bank Polska Kasa Opieki	1,756	122,210
Powszechna Kasa Oszczednosci Bank Polski	5,789	177,013
		299,223

		525,854

ROMANIA — 0.0%
REAL ESTATE — 0.0%
NEPI Rockcastle	5,267	49,844

RUSSIA — 0.0%
FINANCIALS — 0.0%
Evraz * (1)	29,556	—

SOUTH AFRICA — 0.6%
COMMUNICATION SERVICES — 0.1%
MTN Group	23,681	277,736

CONSUMER STAPLES — 0.0%
Shoprite Holdings	2,080	39,750

FINANCIALS — 0.1%
Discovery	9,624	154,566
FirstRand	6,672	39,494
		194,060
MATERIALS — 0.4%
Gold Fields ADR	4,129	191,462
Harmony Gold Mining ADR	19,012	373,586
Sasol *	11,026	133,872

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
SOUTH AFRICA — continued
MATERIALS — continued
Sibanye Stillwater	68,981	$204,232
		903,152

		1,414,698

SOUTH KOREA — 3.4%
CONSUMER DISCRETIONARY — 0.2%
Hyundai Mobis	40	13,203
Kia	5,045	481,235
		494,438

CONSUMER STAPLES — 0.1%
KT&G	2,730	354,964

ENERGY — 0.0%
HD Hyundai	196	31,228
S-Oil	467	51,129
		82,357
FINANCIALS — 0.6%
DB Insurance	1,519	200,420
Hana Financial Group	2,771	275,312
KB Financial Group	4,476	561,487
Meritz Financial Group *	2,356	210,010
NH Investment & Securities	14,968	289,078
Samsung Fire & Marine Insurance	151	73,090
Samsung Life Insurance	441	98,022
		1,707,419
INDUSTRIALS — 0.8%
Hanwha Aerospace	532	427,134
HD Hyundai Heavy Industries	334	109,304
LS Electric	2,560	385,251
Samsung C&T	433	117,817
SK Holdings	294	115,958
SK Square	731	546,527
		1,701,991

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — continued
INFORMATION TECHNOLOGY — 1.7%
Samsung Electro-Mechanics	380	$400,758
Samsung Electronics	10,110	1,908,595
SK hynix	1,375	1,664,146
		3,973,499

		8,314,668

SPAIN — 2.2%
ENERGY — 0.2%
Repsol	15,608	497,810

FINANCIALS — 1.8%
Banco Bilbao Vizcaya Argentaria	35,047	1,013,995
Banco Santander	122,982	1,799,693
CaixaBank	102,996	1,570,467
		4,384,155
UTILITIES — 0.2%
Iberdrola	23,846	555,177

		5,437,142

SWEDEN — 0.8%
COMMUNICATION SERVICES — 0.3%
Tele2, Cl B	28,241	500,275
Telia	37,329	169,734
		670,009
FINANCIALS — 0.3%
Industrivarden, Cl A	2,212	125,198
Investor, Cl B	11,172	480,660
Skandinaviska Enskilda Banken, Cl A	2,197	51,299
		657,157
INDUSTRIALS — 0.2%
Alfa Laval	4,917	294,332

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
SWEDEN — continued
INDUSTRIALS — continued
Atlas Copco, Cl A	10,740	$230,501
		524,833

		1,851,999

SWITZERLAND — 0.4%
CONSUMER STAPLES — 0.0%
Barry Callebaut	25	34,424
Chocoladefabriken Lindt & Spruengli	5	54,103
		88,527
FINANCIALS — 0.4%
Swiss Life Holding	127	144,071
Zurich Insurance Group	1,088	796,183
		940,254
REAL ESTATE — 0.0%
Swiss Prime Site	199	30,746

		1,059,527

TAIWAN — 3.3%
FINANCIALS — 0.7%
CTBC Financial Holding	75,000	152,999
E.Sun Financial Holding	279,614	350,415
Fubon Financial Holding	67,850	308,033
Mega Financial Holding	57,465	87,966
SinoPac Financial Holdings	59,427	77,022
Taiwan Cooperative Financial Holding	168,914	136,053
TS Financial Holding	218,698	265,779
Yuanta Financial Holding	203,142	418,794
		1,797,061
INDUSTRIALS — 0.0%
Evergreen Marine Taiwan	14,600	107,500

INFORMATION TECHNOLOGY — 2.6%
Accton Technology	15,000	960,340
ASE Technology Holding	20,000	368,415

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
TAIWAN — continued
INFORMATION TECHNOLOGY — continued
Delta Electronics	8,000	$464,118
Hon Hai Precision Industry	81,000	638,020
Inventec	15,000	31,540
Lite-On Technology	70,000	672,424
MediaTek	5,000	618,620
Novatek Microelectronics	25,000	425,644
Quanta Computer	4,000	42,694
Realtek Semiconductor	21,000	477,583
United Microelectronics	217,000	882,766
Wiwynn	1,000	223,456
Zhen Ding Technology Holding	14,000	220,328
		6,025,948

		7,930,509

THAILAND — 0.1%
COMMUNICATION SERVICES — 0.1%
Advanced Info Service NVDR	20,700	221,388

ENERGY — 0.0%
PTT Exploration & Production NVDR	4,900	21,946

		243,334

TÜRKIYE — 0.2%
FINANCIALS — 0.2%
Akbank	46,343	68,857
Haci Omer Sabanci Holding	142,793	275,178
Turkiye Is Bankasi, Cl C	558,779	146,160
		490,195
INDUSTRIALS — 0.0%
Turk Hava Yollari AO	3,202	20,011

		510,206

UNITED KINGDOM — 1.0%
COMMUNICATION SERVICES — 0.0%
BT Group, Cl A	16,340	45,219

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
CONSUMER DISCRETIONARY — 0.1%
Next	430	$89,919

CONSUMER STAPLES — 0.4%
British American Tobacco	12,891	716,270
Tesco	18,090	111,993
		828,263

FINANCIALS — 0.0%
HSBC Holdings	2,844	58,255

HEALTH CARE — 0.0%
AstraZeneca	170	27,407

INDUSTRIALS — 0.5%
BAE Systems	17,152	470,576
Rolls-Royce Holdings	39,847	809,854
		1,280,430

UTILITIES — 0.0%
SSE	1,149	37,771

		2,367,264

UNITED STATES — 1.5%
ENERGY — 0.4%
Shell	18,529	848,926
Tenaris	5,936	165,681
		1,014,607
INDUSTRIALS — 0.7%
AP Moller - Maersk, Cl B	60	201,016
Schneider Electric	4,005	1,370,832
Sunbelt Rentals Holdings	2,476	175,952
		1,747,800

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
MATERIALS — 0.4%
Southern Copper	4,549	$950,137

		3,712,544
Total Common Stock
(Cost $30,632,616)		78,547,936

PREFERRED STOCK — 0.3%
BRAZIL — 0.3%
ENERGY — 0.3%
Petroleo Brasileiro - Petrobras(2)	70,000	606,440

UTILITIES — 0.0%
Cia Energetica de Minas Gerais(2)	9,294	19,138

Total Preferred Stock
(Cost $573,131)		625,578

WARRANTS — 0.0%

	Number of
	Warrants
Constellation Software, Expires 08/22/28(1)	28	—

Total Warrants
(Cost $–)		—

SHORT-TERM INVESTMENT — 2.2%

	Shares
DWS Government Money Market Series,
Institutional Shares, 3.710% (B)	5,415,895	5,415,895

Total Short-Term Investment
(Cost $5,415,895)		5,415,895
Total Investments — 99.8%
(Cost $125,357,796)		$242,693,809

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

A list of open futures contracts held by the Fund at August 31, 2026, is as follows:

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Type of Contract	Contracts	Date	Amount	Value	(Depreciation)
Long Contracts
IFSC Nifty50 Index	78	Sep-2026	$3,798,958	$3,779,256	$(19,702)
MSCI Emerging Markets Index	19	Sep-2026	1,613,152	1,625,545	12,393
			$5,412,110	$5,404,801	$(7,309)

Percentages are based on Net Assets of $243,278,836.

*	Non-income producing security.
(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	No Interest Rate Available.
(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of August 31, 2026.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#	Total
Registered Investment Companies	$158,104,400	$–	$–	$158,104,400
Common Stock
Australia	–	865,567	–	865,567
Austria	–	770,016	–	770,016
Belgium	–	72,529	–	72,529
Brazil	1,318,060	–	–	1,318,060
Canada	6,543,017	–	–	6,543,017
Chile	–	389,438	–	389,438
China	61,394	7,949,017	–	8,010,411
Denmark	–	134,229	–	134,229
Finland	–	412,870	–	412,870
France	–	980,298	–	980,298
Germany	–	1,815,275	–	1,815,275
Hong Kong	–	68,794	–	68,794
Hungary	32,744	347,936	–	380,680
Italy	192,283	4,386,422	–	4,578,705
Japan	–	14,135,457	–	14,135,457
Malaysia	–	156,630	–	156,630
Mexico	1,200,593	–	–	1,200,593
Netherlands	–	1,865,871	–	1,865,871
Norway	–	1,357,129	–	1,357,129
Peru	52,513	–	–	52,513
Philippines	–	22,265	–	22,265

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

AUGUST 31, 2026

Investments in Securities	Level 1	Level 2	Level 3#		Total
Poland	$–	$525,854	$–		$525,854
Romania	–	49,844	–		49,844
Russia	–	–	–	(1)	–(1)
South Africa	565,048	849,650	–		1,414,698
South Korea	–	8,314,668	–		8,314,668
Spain	–	5,437,142	–		5,437,142
Sweden	–	1,851,999	–		1,851,999
Switzerland	–	1,059,527	–		1,059,527
Taiwan	–	7,930,509	–		7,930,509
Thailand	–	243,334	–		243,334
Türkiye	–	510,206	–		510,206
United Kingdom	–	2,367,264	–		2,367,264
United States	950,137	2,762,407	–		3,712,544
Total Common Stock	10,915,789	67,632,147	–	(1)	78,547,936
Preferred Stock
Brazil	625,578	–	–		625,578
Warrants	–	–	–	(1)	–	(1)
Short-Term Investment	5,415,895	–	–		5,415,895
Total Investments in Securities	$175,061,662	$67,632,147	$–	(1)	$242,693,809

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$12,393	$–	$–	$12,393
Unrealized Depreciation	(19,702)	–	–	(19,702)
Total Other Financial Instruments	$(7,309)	$–	$–	$(7,309)

#	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1)	Includes securities valued at zero.

^	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

SCHEDULE OF INVESTMENTS

COMMON STOCK — 56.6%

	Shares	Value
AUSTRALIA — 0.2%
COMMUNICATION SERVICES — 0.0%
REA Group	734	$93,201

CONSUMER DISCRETIONARY — 0.0%
Wesfarmers	1,077	61,208

MATERIALS — 0.2%
Anglogold Ashanti	499	56,051
BHP Group	7,414	348,693
Fortescue	24,313	307,764
		712,508

		866,917

AUSTRIA — 0.1%
ENERGY — 0.0%
OMV	3,411	272,489

FINANCIALS — 0.1%
Erste Group Bank	2,210	310,623

		583,112

BELGIUM — 0.0%
HEALTH CARE — 0.0%
Financiere de Tubize	262	56,055
UCB	94	23,530
		79,585

BRAZIL — 0.3%
COMMUNICATION SERVICES — 0.0%
TIM	8,000	28,856

CONSUMER DISCRETIONARY — 0.1%
Ultrapar Participacoes	21,800	145,402
Vibra Energia	27,500	182,040
		327,442

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
BRAZIL — continued
CONSUMER STAPLES — 0.0%
Ambev	7,800	$22,701
Raia Drogasil	39,000	147,147
		169,848
ENERGY — 0.0%
PRIO *	12,600	151,495

FINANCIALS — 0.0%
Banco Bradesco ADR	11,367	37,284

MATERIALS — 0.1%
Wheaton Precious Metals	1,224	184,481

UTILITIES — 0.1%
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP	35,061	170,245

		1,069,651

CANADA — 1.0%
CONSUMER DISCRETIONARY — 0.0%
Dollarama	718	90,696

CONSUMER STAPLES — 0.0%
George Weston	1,536	107,768

ENERGY — 0.4%
Canadian Natural Resources	12,835	643,533
Imperial Oil	6,944	912,573
		1,556,106
FINANCIALS — 0.4%
Intact Financial	1,593	308,347
National Bank of Canada	4,302	660,129
Royal Bank of Canada	1,750	357,841

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
CANADA — continued
FINANCIALS — continued
Sun Life Financial	315	$24,740
		1,351,057
INDUSTRIALS — 0.1%
Bombardier, Cl B *	150	32,451
Canadian Pacific Kansas City	3,055	283,005
RB Global	1,078	91,237
WSP Global	1,366	185,540
		592,233
INFORMATION TECHNOLOGY — 0.0%
Celestica *	184	55,207
Constellation Software	22	49,823
		105,030
MATERIALS — 0.1%
Agnico Eagle Mines	1,438	291,792
Alamos Gold, Cl A	2,401	87,971
LunR Royalties *	292	4,596
Pan American Silver	937	48,657
		433,016
UTILITIES — 0.0%
Hydro One	1,426	54,902

		4,290,808
CHILE — 0.1%
MATERIALS — 0.1%
Antofagasta	5,161	275,365
Lundin Mining	10,197	273,033
		548,398

CHINA — 1.5%
CONSUMER DISCRETIONARY — 0.1%
BYD, Cl A	1,200	15,752
BYD, Cl H	3,000	33,114
China Tourism Group Duty Free, Cl A	1,400	10,928

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
CHINA — continued
CONSUMER DISCRETIONARY — continued
Geely Automobile Holdings	38,000	$85,091
Great Wall Motor, Cl H	60,500	60,227
Haier Smart Home, Cl A	5,141	16,201
Midea Group, Cl A	900	11,753
Pop Mart International Group	8,400	166,736
		399,802
CONSUMER STAPLES — 0.0%
Foshan Haitian Flavouring & Food, Cl A	3,088	15,450
Inner Mongolia Yili Industrial Group, Cl A	4,100	16,163
Kweichow Moutai, Cl A	200	38,674
Luzhou Laojiao, Cl A	700	8,022
Wuliangye Yibin, Cl A	800	8,481
		86,790
ENERGY — 0.4%
China Coal Energy, Cl H	84,000	130,198
China Petroleum & Chemical, Cl A	17,600	14,303
China Shenhua Energy, Cl H	100,500	593,579
PetroChina, Cl A	9,300	15,813
PetroChina, Cl H	484,000	627,262
		1,381,155
FINANCIALS — 0.8%
Agricultural Bank of China, Cl A	16,700	17,202
Agricultural Bank of China, Cl H	831,000	671,243
Bank of Beijing, Cl A	15,300	12,181
Bank of China, Cl A	10,200	9,882
Bank of Communications, Cl A	12,100	13,037
Bank of Ningbo, Cl A	4,440	22,544
Bank of Shanghai, Cl A	11,197	15,797
China CITIC Bank, Cl H	280,000	298,179
China Construction Bank, Cl H	212,000	256,272
China Everbright Bank, Cl A	26,600	11,754
China Life Insurance, Cl H	7,000	26,931
China Merchants Bank, Cl A	5,000	29,846
China Merchants Securities, Cl A	5,500	15,302
China Pacific Insurance Group, Cl A	2,800	13,310
China Pacific Insurance Group, Cl H	5,400	20,777

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
CHINA — continued
FINANCIALS — continued
China Taiping Insurance Holdings	144,200	$388,176
Guotai Haitong Securities, Cl A	7,145	19,067
Huatai Securities, Cl A	7,100	20,502
Huaxia Bank, Cl A	7,100	6,582
Industrial & Commercial Bank of China, Cl A	10,100	12,132
Industrial & Commercial Bank of China, Cl H	332,000	319,764
Industrial Bank, Cl A	5,400	14,093
New China Life Insurance, Cl A	2,000	17,874
New China Life Insurance, Cl H	40,700	240,149
PICC Property & Casualty, Cl H	168,000	363,879
Ping An Bank, Cl A	7,000	12,206
Ping An Insurance Group of China, Cl A	1,200	9,956
Shanghai Pudong Development Bank, Cl A	10,000	13,630
Shenwan Hongyuan Group, Cl A	19,800	13,457
		2,885,724
HEALTH CARE — 0.0%
Hansoh Pharmaceutical Group	14,000	62,894
Jiangsu Hengrui Pharmaceuticals, Cl A	3,520	24,128
		87,022
INDUSTRIALS — 0.1%
Airtac International Group	1,046	46,980
COSCO SHIPPING Holdings, Cl H	96,250	211,245
NARI Technology, Cl A	8,783	30,005
Sany Heavy Industry, Cl A	11,400	33,920
		322,150
INFORMATION TECHNOLOGY — 0.0%
AAC Technologies Holdings	22,000	124,503
BOE Technology Group, Cl A	132,800	118,705
BYD Electronic International	11,000	37,780
Luxshare Precision Industry, Cl A	6,615	56,548
Xiaomi, Cl B *	4,800	16,850
		354,386

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
CHINA — continued
MATERIALS — 0.1%
Aluminum Corp of China, Cl H	122,000	$133,139
Anhui Conch Cement, Cl A	4,988	13,095
Baoshan Iron & Steel, Cl A	24,600	21,297
China Hongqiao Group	105,500	306,031
		473,562
REAL ESTATE — 0.0%
China Fortune Land Development, Cl A *	57,700	9,432

		6,000,023

DENMARK — 0.0%
FINANCIALS — 0.0%
Danske Bank	620	35,839

INDUSTRIALS — 0.0%
DSV Panalpina	413	86,782

		122,621

FINLAND — 0.1%
ENERGY — 0.1%
Neste	7,242	270,504

INDUSTRIALS — 0.0%
Wartsila Abp	1,330	42,962

		313,466

FRANCE — 0.3%
COMMUNICATION SERVICES — 0.1%
Orange	25,155	449,759

CONSUMER DISCRETIONARY — 0.0%
Hermes International SCA	98	179,281

CONSUMER STAPLES — 0.0%
L'Oreal	36	16,029

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
FRANCE — continued
INDUSTRIALS — 0.1%
Safran	787	$307,591

MATERIALS — 0.1%
Air Liquide	982	193,183

		1,145,843

GERMANY — 0.3%
FINANCIALS — 0.1%
Deutsche Boerse	247	82,540
Hannover Rueck	806	240,851
		323,391
INDUSTRIALS — 0.2%
Rheinmetall	30	38,623
Siemens	1,980	656,386
Siemens Energy	582	95,860
		790,869
MATERIALS — 0.0%
Heidelberg Materials	176	33,546

UTILITIES — 0.0%
RWE	433	29,451

		1,177,257

GUATEMALA — 0.2%
COMMUNICATION SERVICES — 0.2%
Millicom International Cellular	6,662	624,629

HONG KONG — 0.0%
INDUSTRIALS — 0.0%
Techtronic Industries	2,500	42,996

MATERIALS — 0.0%
China Gold International Resources	1,000	32,555

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
HONG KONG — continued
MATERIALS — continued
Zijin Mining Group, Cl H	12,000	$55,955
		88,510

UTILITIES — 0.0%
Guangdong Investment	8,000	9,026

		140,532

HUNGARY — 0.1%
FINANCIALS — 0.1%
OTP Bank Nyrt	1,042	149,874

HEALTH CARE — 0.0%
Richter Gedeon Nyrt	1,522	63,445

		213,319
ITALY — 1.0%
CONSUMER DISCRETIONARY — 0.0%
Ferrari	239	101,001

FINANCIALS — 0.7%
Intesa Sanpaolo	189,462	1,492,617
UniCredit	13,454	1,313,110
		2,805,727
INDUSTRIALS — 0.3%
Leonardo	11,312	679,600
Prysmian	4,171	583,008
		1,262,608
		4,169,336

JAPAN — 2.7%
COMMUNICATION SERVICES — 0.0%
SoftBank Group	3,100	99,865

CONSUMER DISCRETIONARY — 0.3%
Panasonic Holdings	10,100	281,631

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
CONSUMER DISCRETIONARY — continued
Sekisui House	600	$12,937
Sony	6,000	148,266
Sumitomo Electric Industries	16,400	227,107
		669,941
CONSUMER STAPLES — 0.3%
Ajinomoto	9,600	322,734
Japan Tobacco	21,300	921,208
		1,243,942
ENERGY — 0.2%
ENEOS Holdings	51,700	431,072
Inpex	5,800	143,327
		574,399
FINANCIALS — 0.7%
Japan Post Insurance	10,800	113,944
Mitsubishi HC Capital	30,000	261,205
Mitsubishi UFJ Financial Group	15,200	346,539
Mizuho Financial Group	23,400	1,246,484
ORIX	7,300	284,013
Sompo Holdings	3,000	127,818
Sumitomo Mitsui Financial Group	4,100	176,004
		2,556,007
HEALTH CARE — 0.0%
Astellas Pharma	8,600	127,505
Chugai Pharmaceutical	2,100	90,898
Daiichi Sankyo	4,500	80,588
Hoya	700	107,188
		406,179
INDUSTRIALS — 0.8%
FANUC	3,600	134,896
Fujikura	1,200	40,915
Furukawa Electric	5,500	136,618
Hitachi	4,100	139,190
ITOCHU	47,000	619,907

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
INDUSTRIALS — continued
Kubota	1,600	$29,192
Marubeni	12,500	382,426
Mitsubishi	800	23,973
Mitsui	11,000	343,443
Mitsui OSK Lines	1,600	70,074
Nippon Yusen	19,700	866,256
Obayashi	8,900	166,007
Sumitomo	24,900	277,957
Toyota Tsusho	1,000	46,414
		3,277,268
INFORMATION TECHNOLOGY — 0.3%
Advantest	3,400	711,577
Fujitsu	14,000	336,090
Lasertec	200	41,792
Murata Manufacturing	2,583	114,789
Nomura Research Institute	2,400	79,478
TDK	6,000	114,893
Tokyo Electron	200	70,000
		1,468,619
MATERIALS — 0.1%
JX Advanced Metals	3,600	83,954
Mitsui Kinzoku	700	126,802
Nippon Sanso Holdings	1,800	63,752
Nitto Denko	3,000	65,517
Resonac Holdings	1,200	117,460
Sumitomo Metal Mining	3,100	213,867
		671,352
UTILITIES — 0.0%
Tokyo Gas	3,700	143,060

		11,110,632

MALAYSIA — 0.0%
COMMUNICATION SERVICES — 0.0%
Telekom Malaysia	43,200	82,755

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
MALAYSIA — continued
MATERIALS — 0.0%
Press Metal Aluminium Holdings	19,800	$39,330

		122,085
MEXICO — 0.2%
COMMUNICATION SERVICES — 0.0%
America Movil	25,600	29,537

CONSUMER STAPLES — 0.0%
Arca Continental	11,400	130,785
Coca-Cola Femsa ADR	1,093	121,498
Fomento Economico Mexicano ADR	883	106,322
Grupo Bimbo, Ser A	16,700	58,217
		416,822
FINANCIALS — 0.0%
Grupo Financiero Inbursa, Cl O	26,000	67,721

INDUSTRIALS — 0.1%
Grupo Carso	4,600	37,733
Promotora y Operadora de Infraestructura	8,950	137,806
		175,539
MATERIALS — 0.1%
Cemex ADR	2,482	26,657
Grupo Mexico	14,374	196,699
Industrias Penoles	1,550	81,875
		305,231

		994,850
NETHERLANDS — 0.4%
FINANCIALS — 0.0%
NN Group	945	85,436

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
NETHERLANDS — continued
INFORMATION TECHNOLOGY — 0.4%
ASML Holding	806	$1,367,001

		1,452,437
NORWAY — 0.2%
COMMUNICATION SERVICES — 0.1%
Telenor	17,854	261,659

ENERGY — 0.1%
Equinor	8,618	369,631
Var Energi	29,923	159,626
		529,257

		790,916
PERU — 0.0%
MATERIALS — 0.0%
Cia de Minas Buenaventura SAA ADR	1,938	66,473

POLAND — 0.1%
CONSUMER DISCRETIONARY — 0.0%
LPP	6	33,535

CONSUMER STAPLES — 0.0%
Dino Polska *	1,830	17,660

ENERGY — 0.0%
ORLEN	3,634	150,261

FINANCIALS — 0.1%
Bank Polska Kasa Opieki	1,687	117,408

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
POLAND — continued
FINANCIALS — continued
Powszechna Kasa Oszczednosci Bank Polski	7,038	$215,204
		332,612

		534,068
ROMANIA — 0.0%
REAL ESTATE — 0.0%
NEPI Rockcastle	5,921	56,033

RUSSIA — 0.0%
FINANCIALS — 0.0%
Evraz * (1)	16,851	—

SOUTH AFRICA — 0.3%
COMMUNICATION SERVICES — 0.1%
MTN Group	15,428	180,943

CONSUMER STAPLES — 0.0%
Shoprite Holdings	2,772	52,974

FINANCIALS — 0.0%
Discovery	1,948	31,286
FirstRand	5,526	32,711
		63,997
MATERIALS — 0.2%
Anglo American Platinum	301	25,721
Gold Fields ADR	3,699	171,523
Harmony Gold Mining ADR	13,821	271,583
Northam Platinum Holdings	1,841	33,424
Sasol *	9,250	112,309

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
SOUTH AFRICA — continued
MATERIALS — continued
Sibanye Stillwater	53,377	$158,033
		772,593

		1,070,507
SOUTH KOREA — 1.5%
CONSUMER DISCRETIONARY — 0.1%
Kia	3,952	376,975

CONSUMER STAPLES — 0.0%
KT&G	1,054	137,045

ENERGY — 0.0%
S-Oil	815	89,229

FINANCIALS — 0.4%
DB Insurance	1,142	150,678
Hana Financial Group	3,889	386,390
KB Financial Group	2,990	375,077
Meritz Financial Group *	1,869	166,600
NH Investment & Securities	14,168	273,628
Samsung Fire & Marine Insurance	256	123,913
		1,476,286
INDUSTRIALS — 0.3%
Hanwha Aerospace	401	321,957
HD Hyundai Heavy Industries	306	100,141
LS Electric	1,915	288,186
SK Square	567	423,914
		1,134,198
INFORMATION TECHNOLOGY — 0.7%
Samsung Electro-Mechanics	21	22,147
Samsung Electronics	8,591	1,621,834

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

AUGUST 31, 2026

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — continued
INFORMATION TECHNOLOGY — continued
SK hynix	980	$1,186,082
		2,830,063

		6,043,796

SPAIN — 0.9%
ENERGY — 0.1%
Repsol	11,713	373,581

FINANCIALS — 0.7%
Banco Bilbao Vizcaya Argentaria	17,512	506,665
Banco Santander	70,225	1,027,658
CaixaBank	77,510	1,181,860
		2,716,183
UTILITIES — 0.1%
Iberdrola	18,507	430,876

		3,520,640
SWEDEN — 0.4%
COMMUNICATION SERVICES — 0.1%
Tele2, Cl B	14,732	260,970
Telia	28,958	131,671
		392,641
FINANCIALS — 0.2%
Industrivarden, Cl A	1,756	99,389
Investor, Cl B	10,944	470,850
Skandinaviska Enskilda Banken, Cl A	13,458	314,238
		884,477
INDUSTRIALS — 0.1%
Alfa Laval	4,339	259,733
Atlas Copco, Cl A	2,768	59,407

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
INDUSTRIALS — continued
Epiroc, Cl A	1,316	$36,262
		355,402

		1,632,520

SWITZERLAND — 0.2%
CONSUMER STAPLES — 0.0%
Barry Callebaut	19	26,162
Chocoladefabriken Lindt & Spruengli	5	54,103
		80,265

FINANCIALS — 0.2%
Swiss Life Holding	60	68,065
UBS Group	1,015	55,578
Zurich Insurance Group	839	613,968
		737,611

		817,876

TAIWAN — 1.5%
FINANCIALS — 0.3%
E.Sun Financial Holding	222,599	278,964
Fubon Financial Holding	20,418	92,696
Hua Nan Financial Holdings	19,279	25,138
Mega Financial Holding	29,796	45,611
SinoPac Financial Holdings	28,461	36,887
Taiwan Cooperative Financial Holding	154,731	124,629
TS Financial Holding	156,038	189,629
Yuanta Financial Holding	177,006	364,912
		1,158,466

INDUSTRIALS — 0.0%
Evergreen Marine Taiwan	16,800	123,699

INFORMATION TECHNOLOGY — 1.2%
Accton Technology	11,000	704,249
ASE Technology Holding	33,000	607,885
Asustek Computer	2,000	62,960
Delta Electronics	9,000	522,133

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
INFORMATION TECHNOLOGY — continued
Hon Hai Precision Industry	59,000	$464,731
Lite-On Technology	10,000	96,060
MediaTek	4,000	494,896
Novatek Microelectronics	17,000	289,438
Realtek Semiconductor	15,000	341,131
Taiwan Semiconductor Manufacturing	2,000	150,304
United Microelectronics	160,000	650,888
Wiwynn	1,000	223,456
Zhen Ding Technology Holding	12,000	188,853
		4,796,984

		6,079,149

THAILAND — 0.0%
ENERGY — 0.0%
PTT Exploration & Production NVDR	26,700	119,586

TÜRKIYE — 0.1%
CONSUMER STAPLES — 0.0%
BIM Birlesik Magazalar	14,252	119,692

FINANCIALS — 0.1%
Akbank	33,109	49,194
Haci Omer Sabanci Holding	105,474	203,260
Turkiye Is Bankasi, Cl C	386,389	101,068
		353,522

INDUSTRIALS — 0.0%
Turk Hava Yollari AO	2,594	16,211

		489,425

UNITED KINGDOM — 0.4%
CONSUMER DISCRETIONARY — 0.0%
Next	390	81,555

CONSUMER STAPLES — 0.1%
British American Tobacco	4,617	256,537
The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
CONSUMER STAPLES — continued
Imperial Brands	3,041	$103,902
		360,439

FINANCIALS — 0.0%
HSBC Holdings	6,445	132,015

HEALTH CARE — 0.1%
AstraZeneca	1,371	221,029

INDUSTRIALS — 0.2%
BAE Systems	12,198	334,659
Rolls-Royce Holdings	23,217	471,865
		806,524

UTILITIES — 0.0%
SSE	784	25,772

		1,627,334

UNITED STATES — 42.5%
COMMUNICATION SERVICES — 2.9%
Alphabet, Cl A	14,353	4,870,691
Alphabet, Cl C	4,093	1,372,833
AppLovin, Cl A *	1,597	498,360
AT&T	12,943	335,094
Comcast, Cl A	6,689	178,061
Fox, Cl A	1,383	93,145
Fox, Cl B	1,153	69,434
Liberty Media -Liberty Formula One, Cl A *	600	55,236
Liberty Media -Liberty Formula One, Cl C *	946	94,553
Live Nation Entertainment *	922	165,859
Meta Platforms, Cl A	4,913	2,811,906
Netflix *	3,110	252,065
Omnicom Group	473	41,402
Reddit, Cl A *	138	20,398
ROBLOX, Cl A *	559	23,081
Spotify Technology *	162	88,066
Take-Two Interactive Software *	594	130,502
TKO Group Holdings, Cl A	262	47,844

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
T-Mobile US	1,691	$305,124
Verizon Communications	6,369	318,577
Walt Disney	1,172	126,049
		11,898,280

CONSUMER DISCRETIONARY — 3.1%
Airbnb, Cl A *	496	90,877
Amazon.com *	9,386	2,438,201
AutoNation *	3,533	711,016
AutoZone *	113	338,010
Booking Holdings	1,175	233,931
Burlington Stores *	123	31,950
Carnival	7,380	176,308
Carvana, Cl A *	1,060	77,868
Chipotle Mexican Grill, Cl A *	5,098	193,877
Coupang, Cl A *	3,715	59,663
Darden Restaurants	621	133,055
Dick's Sporting Goods	2,247	303,570
DoorDash, Cl A *	412	95,477
DR Horton	4,199	607,007
eBay	1,935	200,389
Expedia Group	306	97,039
Ford Motor	12,647	176,299
Garmin	412	117,053
General Motors	4,309	371,953
Hilton Worldwide Holdings	565	178,698
Home Depot	790	258,986
Las Vegas Sands	1,299	56,909
Lennar, Cl B	77	6,334
Lowe's	683	139,810
Marriott International, Cl A	590	201,638
McDonald's	475	125,182
NVR *	33	208,403
O'Reilly Automotive *	4,215	374,292
Penske Automotive Group	2,629	569,415
PulteGroup	1,998	252,387
Ralph Lauren, Cl A	615	213,344
Rivian Automotive, Cl A *	2,783	44,695
Ross Stores	1,119	255,736
Royal Caribbean Cruises	3,394	912,104

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
SharkNinja *	125	$24,061
Starbucks	1,388	147,475
Tapestry	316	38,991
Tesla *	1,411	519,177
TJX	2,581	345,622
Ulta Beauty *	245	131,590
Williams-Sonoma	5,216	1,190,552
Yum! Brands	686	105,171
		12,754,115

CONSUMER STAPLES — 1.8%
Altria Group	2,986	204,481
Archer-Daniels-Midland	1,573	127,869
Bunge Global	357	41,487
Casey's General Stores	576	433,273
Church & Dwight	391	39,014
Coca-Cola	4,354	386,069
Colgate-Palmolive	1,127	101,227
Constellation Brands, Cl A	495	64,657
Costco Wholesale	581	548,400
Dollar General	662	83,908
Dollar Tree *	467	59,118
Estee Lauder, Cl A	875	89,512
General Mills	1,303	53,684
Hershey	427	75,242
Kenvue	6,113	115,413
Keurig Dr Pepper	4,457	142,000
Kimberly-Clark	1,225	132,239
Kraft Heinz	2,783	71,440
Kroger	4,181	240,575
Mondelez International, Cl A	1,732	107,505
Monster Beverage *	4,034	185,241
PepsiCo	2,633	369,515
Philip Morris International	2,109	395,016
Procter & Gamble	2,254	327,100
Sysco	1,684	136,539
Target	1,199	192,895
US Foods Holding *	859	90,058

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Walmart	26,223	$2,750,006
		7,563,483

ENERGY — 2.8%
Baker Hughes, Cl A	3,523	223,887
BP	77,095	551,443
Cheniere Energy	852	248,520
Chevron	2,521	519,643
ConocoPhillips	3,051	404,227
Devon Energy	2,767	134,227
Diamondback Energy	3,158	633,116
EOG Resources	4,890	708,854
EQT	1,930	104,567
Expand Energy	490	48,098
ExxonMobil Holdings	9,012	1,450,481
Halliburton	4,879	179,791
HF Sinclair	4,290	435,907
Kinder Morgan	6,341	204,434
Marathon Petroleum	2,288	854,156
Occidental Petroleum	4,970	299,095
ONEOK	2,300	220,823
Ovintiv	3,954	259,580
Phillips 66	1,176	289,978
Shell	11,280	516,805
SLB	2,807	168,701
Targa Resources	6,635	1,948,368
TechnipFMC	2,966	231,793
Tenaris	6,377	177,990
Texas Pacific Land	126	47,167
Valero Energy	1,580	567,094
Williams	3,561	267,253
		11,695,998

FINANCIALS — 6.7%
Affirm Holdings, Cl A *	514	38,267
Aflac	2,988	346,160
Allstate	2,219	572,058
American Express	1,109	366,159
American International Group	2,013	153,713
Ameriprise Financial	1,916	1,059,759

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Aon, Cl A	1,169	$375,857
Apollo Global Management	861	117,595
Arch Capital Group *	1,252	122,784
Ares Management, Cl A	145	20,760
Arthur J Gallagher	528	138,415
Assurant	1,057	297,926
Assured Guaranty	510	38,097
Bank of America	9,432	584,218
Bank of New York Mellon	1,903	306,916
Bank OZK	2,910	142,823
Berkshire Hathaway, Cl B *	2,281	1,149,692
BlackRock	213	246,145
Blackstone, Cl A	406	58,155
Block, Cl A *	723	59,300
Brown & Brown	841	60,695
Capital One Financial	1,880	403,203
Cboe Global Markets	418	125,484
Charles Schwab	2,805	308,045
Chubb	656	222,122
Cincinnati Financial	763	129,634
Citigroup	10,906	1,435,448
Citizens Financial Group	2,164	149,035
CME Group, Cl A	722	206,131
Coinbase Global, Cl A *	407	76,565
Corpay *	197	79,647
East West Bancorp	3,823	484,986
Fidelity National Financial	2,434	113,059
Fifth Third Bancorp	3,609	194,056
First American Financial	1,333	98,535
First Citizens BancShares, Cl A	130	281,372
Fiserv *	369	19,671
Global Payments	380	34,599
Goldman Sachs Group	805	825,849
Hartford Insurance Group	2,749	377,658
Huntington Bancshares	5,680	94,771
Interactive Brokers Group, Cl A	652	63,433
Intercontinental Exchange	764	122,775
Jefferies Financial Group	1,798	94,647
JPMorgan Chase	15,664	5,576,697
KeyCorp	3,591	77,601
KKR	1,027	112,682

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Loews	807	$87,390
LPL Financial Holdings	431	159,528
M&T Bank	807	188,790
Markel Group *	66	118,992
Marsh & McLennan	1,624	308,235
Mastercard, Cl A	1,212	714,244
MetLife	2,727	259,529
Moody's	459	231,630
Morgan Stanley	6,567	1,400,872
MSCI, Cl A	229	130,677
Nasdaq	3,894	383,987
Northern Trust	930	172,571
PayPal Holdings	3,115	164,051
PNC Financial Services Group	1,082	259,280
Principal Financial Group	1,334	146,953
Progressive	4,040	881,043
Prudential Financial	1,002	117,835
Raymond James Financial	865	154,117
Regions Financial	6,591	196,939
Robinhood Markets, Cl A *	1,424	149,249
Rocket, Cl A *	2,356	31,594
S&P Global	466	203,101
SoFi Technologies *	2,723	48,687
State Street	1,537	294,151
Synchrony Financial	2,305	177,669
T Rowe Price Group	503	55,974
Tradeweb Markets, Cl A	588	63,328
Travelers	1,239	453,387
Truist Financial	1,681	83,344
US Bancorp	3,075	189,358
Visa, Cl A	2,345	889,623
Wells Fargo	4,435	383,140
Willis Towers Watson	272	92,086
WR Berkley	3,753	253,553
		27,408,106

HEALTH CARE — 4.0%
Abbott Laboratories	1,527	168,520
AbbVie	3,868	991,832
Agilent Technologies	812	124,691

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Alnylam Pharmaceuticals *	380	$91,462
Amgen	871	374,425
Becton Dickinson	565	106,282
Biogen *	409	88,610
Boston Scientific *	2,069	99,933
Bristol-Myers Squibb	6,469	432,194
Cardinal Health	786	184,411
Cencora, Cl A	1,942	628,431
Centene *	1,435	92,328
Chemed	99	51,352
Cigna Group	1,097	302,860
CVS Health	2,503	235,057
Danaher	1,610	343,831
DexCom *	1,027	93,519
Edwards Lifesciences *	777	70,513
Elevance Health	440	172,718
Eli Lilly	2,560	2,961,229
GE HealthCare Technologies	1,308	93,169
Gilead Sciences	2,878	421,166
Guardant Health *	226	35,938
HCA Healthcare	2,897	1,200,662
Humana	434	166,322
IDEXX Laboratories *	448	249,397
Illumina *	287	61,312
Incyte *	509	62,719
Intuitive Surgical *	337	127,002
IQVIA Holdings *	578	150,968
Johnson & Johnson	5,948	1,581,276
Labcorp Holdings	684	227,539
McKesson	766	678,155
Medtronic	1,728	156,643
Merck	3,210	474,310
Mettler-Toledo International *	42	59,016
Moderna *	672	94,308
Natera *	128	41,211
Pfizer	9,006	256,311
Quest Diagnostics	1,519	365,016
Regeneron Pharmaceuticals	140	111,871
ResMed	513	123,171
Revolution Medicines *	267	54,887
Roivant Sciences *	915	31,696

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
STERIS	175	$40,712
Stryker	648	209,822
Tenet Healthcare *	393	104,503
Thermo Fisher Scientific	251	154,892
United Therapeutics *	1,114	568,563
UnitedHealth Group	398	154,985
Veeva Systems, Cl A *	358	102,277
Vertex Pharmaceuticals *	452	246,123
Waters *	248	103,023
West Pharmaceutical Services	128	43,662
Zoetis, Cl A	910	70,161
		16,236,986

INDUSTRIALS — 6.7%
3M	886	152,241
AECOM	663	44,706
Allison Transmission Holdings	2,427	305,098
AMETEK	470	110,530
AP Moller - Maersk, Cl B	5	16,751
ATI *	266	54,317
Automatic Data Processing	776	222,060
Axon Enterprise *	99	56,089
Bloom Energy, Cl A *	368	75,918
Boeing *	679	141,083
Carlisle	491	170,171
Carpenter Technology	65	30,967
Carrier Global	2,066	120,283
Caterpillar	666	531,115
Cintas	3,348	675,593
Comfort Systems USA	117	180,838
Copart *	7,052	232,645
CSX	5,586	282,149
Cummins	493	278,249
Curtiss-Wright	92	53,593
Deere	509	333,349
Delta Air Lines	2,950	230,100
Dover	2,700	524,421
DuPont de Nemours	631	84,926
Eaton	3,626	1,457,217
EMCOR Group	208	152,784

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Emerson Electric	1,567	$238,873
Equifax	367	69,422
Expeditors International of Washington	698	132,376
Fastenal	10,572	521,305
FedEx	647	211,828
Fedex Freight Holding *	324	43,265
Ferguson Enterprises	589	132,236
FTAI Aviation	185	35,168
GE Vernova	221	198,575
General Dynamics	603	223,924
General Electric	4,652	1,561,723
HEICO	516	170,873
HEICO, Cl A	280	68,368
Honeywell Aerospace *	553	87,435
Honeywell International	553	118,082
Howmet Aerospace	4,286	1,049,856
Hubbell, Cl B	1,303	590,259
Illinois Tool Works	599	164,947
Ingersoll Rand	4,230	325,921
ITT	1,371	274,598
Jacobs Solutions	1,573	234,456
JB Hunt Transport Services	376	99,817
Johnson Controls International	1,819	251,459
L3Harris Technologies	542	144,308
Lockheed Martin	390	218,880
MasTec *	174	41,722
Mobility Global, Cl W	466	9,460
Norfolk Southern	422	144,657
Northrop Grumman	379	204,546
nVent Electric	1,686	254,165
Old Dominion Freight Line	2,853	570,486
Otis Worldwide	794	56,477
PACCAR	1,751	217,352
Parker-Hannifin	1,249	1,223,321
Paychex	1,038	132,179
Quanta Services	3,315	2,012,503
Republic Services, Cl A	640	141,389
Rocket Lab *	595	38,032
Rockwell Automation	345	146,428
RTX	1,863	387,001
Ryder System	349	85,317

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Schneider Electric	3,162	$1,082,290
Snap-on	775	299,390
Southwest Airlines	924	35,602
Sunbelt Rentals Holdings	1,136	80,728
Symbotic, Cl A *	102	4,046
Timken	400	48,180
Trane Technologies	3,473	1,543,401
TransDigm Group	132	154,670
Uber Technologies *	3,730	282,175
Union Pacific	1,177	353,889
United Airlines Holdings *	1,663	179,587
United Parcel Service, Cl B	1,971	205,437
United Rentals	1,801	1,869,438
Veralto	502	49,482
Verisk Analytics, Cl A	271	52,514
Vertiv Holdings, Cl A	954	246,819
Waste Management	1,422	311,304
Westinghouse Air Brake Technologies	1,325	378,857
Woodward	57	19,370
WW Grainger	627	821,050
XPO *	1,266	245,591
Xylem	558	61,441
		27,675,443

INFORMATION TECHNOLOGY — 12.4%
Accenture, Cl A	670	127,139
Adobe *	640	187,386
Advanced Micro Devices *	3,778	1,778,380
Amphenol, Cl A	2,020	320,271
Analog Devices	662	239,737
Apple	21,661	6,863,288
Applied Materials	1,015	465,266
Arista Networks *	1,533	299,993
Arrow Electronics *	273	55,809
Astera Labs *	441	130,968
Autodesk *	329	85,056
Broadcom	6,127	2,269,073
Cadence Design Systems *	1,859	629,792
Ciena *	333	127,472
Cisco Systems	4,265	471,240

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Cloudflare, Cl A *	393	$119,908
Coherent *	380	105,575
CoreWeave, Cl A *	595	50,510
Corning	2,609	388,037
Credo Technology Group Holding *	313	70,797
Crowdstrike Holdings, Cl A *	420	97,020
Datadog, Cl A *	325	77,038
Dell Technologies, Cl C	1,573	717,304
Entegris	228	30,846
Everpure Inc, Cl A *	808	75,104
F5 *	98	39,899
Fair Isaac *	417	478,387
First Solar *	557	112,458
Flex *	1,330	145,303
Fortinet *	4,563	779,954
Hewlett Packard Enterprise	6,431	335,955
HP	1,532	45,991
Intel *	4,028	360,546
International Business Machines	1,464	342,386
Intuit	196	70,423
Jabil	1,394	425,532
Keysight Technologies *	1,354	436,936
KLA	13,200	2,315,940
Lam Research	3,649	1,100,137
MACOM Technology Solutions Holdings *	112	29,549
Marvell Technology	909	192,399
Microchip Technology	1,576	115,757
Micron Technology	4,560	4,371,809
Microsoft	16,310	8,273,900
MKS Instruments	125	32,030
MongoDB, Cl A *	142	64,379
Monolithic Power Systems	112	141,990
Motorola Solutions	890	431,917
NetApp	597	110,618
NVIDIA	30,421	6,716,348
NXP Semiconductors	520	116,813
Okta, Cl A *	188	32,532
ON Semiconductor *	1,568	116,173
Oracle	2,685	400,387
Palantir Technologies, Cl A *	619	115,369
Palo Alto Networks *	625	238,831

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Qnity Electronics Inc.	579	$69,150
QUALCOMM	1,799	306,694
Roper Technologies	233	98,941
Salesforce	797	205,259
Sandisk Corp *	1,048	1,641,379
Seagate Technology Holdings	835	691,697
ServiceNow *	370	54,756
Snowflake, Cl A *	183	60,652
Synopsys *	863	379,366
TD SYNNEX	434	109,737
TE Connectivity	981	201,350
Teledyne Technologies *	612	375,125
Teradyne	1,012	354,028
Texas Instruments	938	244,734
Twilio, Cl A *	354	83,413
Ubiquiti	158	93,223
VeriSign	189	54,485
Western Digital	3,454	1,556,200
Workday, Cl A *	350	69,108
Zoom Communications, Cl A *	621	60,038
		50,982,992

MATERIALS — 1.3%
Air Products & Chemicals	301	93,147
Albemarle	117	15,792
Amcor	1,020	46,808
Corteva	2,267	191,856
CRH	1,255	118,334
Dow	2,240	68,365
Eagle Materials	220	42,737
Ecolab	397	112,430
Freeport-McMoRan	7,503	568,277
Gerdau ADR	7,129	32,865
International Flavors & Fragrances	487	42,043
International Paper	817	30,989
Linde	676	330,956
LyondellBasell Industries, Cl A	254	16,530
Martin Marietta Materials	269	139,530
Newmont	3,359	423,436
Nucor	927	231,416

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Packaging Corp of America	955	$223,413
PPG Industries	641	71,901
Reliance	1,553	596,430
Royal Gold	117	30,592
Sherwin-Williams	440	149,076
Smurfit Westrock	949	44,508
Southern Copper	3,648	762,012
Steel Dynamics	3,304	768,577
Vulcan Materials	595	160,400
		5,312,420

REAL ESTATE — 0.1%
CBRE Group, Cl A *	2,829	412,496

UTILITIES — 0.7%
Ameren	710	75,267
American Electric Power	953	116,676
American Water Works	463	64,001
Atmos Energy	663	110,144
CenterPoint Energy	2,026	80,230
CMS Energy	500	34,030
Consolidated Edison	763	81,656
Constellation Energy	777	213,496
Dominion Energy	1,314	86,737
DTE Energy	687	93,178
Duke Energy	1,383	165,836
Edison International	796	42,968
Entergy	1,524	162,016
Eversource Energy	830	58,216
Exelon	2,885	126,132
FirstEnergy	2,829	129,738
NextEra Energy	1,392	114,617
NiSource	1,057	43,252
NRG Energy	1,190	131,043
PG&E	6,191	82,155
PPL	1,964	67,031
Public Service Enterprise Group	1,160	85,063
Sempra	1,165	95,181
Southern	1,736	152,768
Vistra	981	134,760

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
WEC Energy Group	674	$71,559
Xcel Energy	760	57,524
		2,675,274

		174,615,593
Total Common Stock
(Cost $92,447,044)		232,489,417

REGISTERED INVESTMENT COMPANIES — 41.8%
EQUITY FUNDS — 41.8%
AQR International Multi-Style Fund, Cl R6 *	109,959	2,145,292
AQR Large Cap Defensive Style Fund, Cl R6 *	216,836	4,197,953
Avantis Emerging Markets Equity ETF	58,204	5,499,696
Avantis International Equity ETF	28,156	2,636,246
Avantis International Small Cap Value ETF	35,103	3,947,683
Avantis US Small Capital Value ETF	56,362	7,043,559
DFA Emerging Markets Portfolio, Cl I *	136,400	6,318,070
DFA Emerging Markets Small Cap Portfolio, Cl I *	107,502	3,119,704
DFA Emerging Markets Targeted Value Portfolio, Cl I *	90,232	1,360,705
DFA International High Relative Profitability Portfolio, Cl I *	394,918	6,709,664
DFA International Real Estate Securities, Cl I *	583,500	2,205,630
DFA International Small Cap Growth Portfolio, Cl I *	63,133	1,294,854
DFA International Small Cap Value Portfolio, Cl I *	212,270	7,669,324
DFA International Value Portfolio, Cl I *	211,529	7,058,720
DFA Large Cap International Portfolio, Cl I *	298,706	11,736,166
DFA Real Estate Securities Portfolio, Cl I *	226,478	10,173,372
DFA US Small Cap Portfolio, Cl I *	102,535	6,292,554
DFA US Targeted Value Portfolio, Cl I *	160,922	7,093,447
Dimensional Emerging Markets High Profitability ETF	143,499	5,933,684
Dimensional International High Profitability ETF	134,400	4,733,568
Dimensional US Small Cap ETF	47,921	3,911,791

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Dimensional US Targeted Value ETF	191,504	$13,569,973
iShares MSCI EAFE Min Vol Factor ETF	12,628	1,188,547
iShares MSCI Emerging Markets Min Vol Factor ETF	6,091	461,028
iShares MSCI Global Min Vol Factor ETF	50,694	6,453,346
iShares MSCI USA Min Vol Factor ETF	61,604	6,254,038
iShares MSCI USA Momentum Factor ETF	36,773	11,045,138
Schwab International Small-Cap Equity ETF	36,710	1,883,957
Vanguard Small Cap Value ETF	17,775	4,360,030
Vanguard US Momentum Factor ETF	20,315	4,610,896
Vanguard US Quality Factor ETF	20,169	3,562,987
Vanguard US Value Factor ETF	44,577	7,201,860
Total Registered Investment Companies
(Cost $104,016,890)		171,673,482

PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
ENERGY — 0.1%
Petroleo Brasileiro - Petrobras(2)	50,700	439,236

UTILITIES — 0.0%
Cia Energetica de Minas Gerais(2)	9,423	19,404

Total Preferred Stock
(Cost $391,974)		458,640

RIGHTS — 0.0%

	Number of Rights
Abiomed(1)	241	3,762

Total Rights
(Cost $–)		3,762

WARRANTS — 0.0%

	Number of Warrants
Constellation Software, Expires 08/22/28(1)	22	—

Total Warrants
(Cost $–)		—

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

SHORT-TERM INVESTMENT — 1.3%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 3.710% (A)	5,416,776	$5,416,776

Total Short-Term Investment
(Cost $5,416,776)		5,416,776

Total Investments — 99.8%
(Cost $202,272,684)		$410,042,077

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

A list of open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
IFSC Nifty50 Index	60	Sep-2026	$2,922,422	$2,907,120	$(15,302)
MSCI Emerging Markets Index	1	Sep-2026	84,151	85,555	1,404
S&P 500 Index E-Mini	4	Sep-2026	1,529,447	1,539,800	10,353
			$4,536,020	$4,532,475	$(3,545)

Percentages are based on Net Assets of $410,663,718.

*	Non-income producing security.
(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#		Total
Common Stock
Australia	$–	$866,917	$–		$866,917
Austria	–	583,112	–		583,112
Belgium	–	79,585	–		79,585
Brazil	1,069,651	–	–		1,069,651
Canada	4,290,808	–	–		4,290,808
Chile	273,033	275,365	–		548,398
China	41,307	5,958,716	–		6,000,023
Denmark	–	122,621	–		122,621
Finland	–	313,466	–		313,466
France	–	1,145,843	–		1,145,843
Germany	–	1,177,257	–		1,177,257
Guatemala	624,629	–	–		624,629
Hong Kong	–	140,532	–		140,532
Hungary	–	213,319	–		213,319
Italy	101,001	4,068,335	–		4,169,336
Japan	–	11,110,632	–		11,110,632
Malaysia	–	122,085	–		122,085
Mexico	994,850	–	–		994,850
Netherlands	–	1,452,437	–		1,452,437
Norway	–	790,916	–		790,916
Peru	66,473	–	–		66,473
Poland	–	534,068	–		534,068
Romania	–	56,033	–		56,033
Russia	–	–	–	(1)	–	(1)
South Africa	443,106	627,401	–		1,070,507
South Korea	–	6,043,796	–		6,043,796
Spain	–	3,520,640	–		3,520,640
Sweden	–	1,632,520	–		1,632,520
Switzerland	–	817,876	–		817,876
Taiwan	–	6,079,149	–		6,079,149
Thailand	–	119,586	–		119,586
Türkiye	–	489,425	–		489,425
United Kingdom	–	1,627,334	–		1,627,334
United States	172,189,586	2,426,007	–		174,615,593
Total Common Stock	180,094,444	52,394,973	–	(1)	232,489,417
Registered Investment Companies	171,673,482	–	–		171,673,482
Preferred Stock
Brazil	458,640	–	–		458,640
Rights	–	–	3,762		3,762
Warrants	–	–	–	(1)	–	(1)
Short-Term Investment	5,416,776	–	–		5,416,776
Total Investments in Securities	$357,643,342	$52,394,973	$3,762		$410,042,077

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2026

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$11,757	$–	$–	$11,757
Unrealized Depreciation	(15,302)	–	–	(15,302)
Total Other Financial Instruments	$(3,545)	$–	$–	$(3,545)

#	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1)	Includes security valued at zero.

^	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

AUGUST 31, 2026

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 98.9%

	Shares	Value
EQUITY FUNDS — 98.9%
AQR Emerging Multi-Style II Fund, Cl R6 *	693,995	$11,319,062
AQR International Multi-Style Fund, Cl R6 *(A)	1,046,144	20,410,270
AQR Large Cap Defensive Style Fund, Cl R6 *	124,112	2,402,800
AQR Large Capital Multi-Style Fund, Cl R6 *(A)	1,164,593	28,893,540
Avantis Emerging Markets Equity ETF	23,828	2,251,508
Avantis International Equity ETF	11,797	1,104,553
Avantis International Small Cap Value ETF	11,821	1,329,390
Avantis US Small Capital Value ETF	29,371	3,670,494
DFA Emerging Markets Portfolio, Cl I *	125,208	5,799,632
DFA Emerging Markets Small Cap Portfolio, Cl I *	90,126	2,615,465
DFA Emerging Markets Targeted Value Portfolio, Cl I *	46,922	707,591
DFA International High Relative Profitability Portfolio, Cl I *	219,241	3,724,910
DFA International Small Cap Growth Portfolio, Cl I *	30,149	618,357
DFA International Small Cap Value Portfolio, Cl I *	149,638	5,406,405
DFA Large Cap International Portfolio, Cl I *	196,661	7,726,817
DFA Real Estate Securities Portfolio, Cl I *	64,865	2,913,730
DFA US High Relative Profitability Portfolio, Cl I *	412,431	12,496,647
Dimensional Emerging Markets High Profitability ETF	49,489	2,046,370
Dimensional International Value ETF	61,377	3,562,321
Dimensional US Equity Market ETF (A)	318,676	26,650,874
Dimensional US Marketwide Value ETF	171,452	9,789,909
Dimensional US Small Cap ETF	56,438	4,607,034
Dimensional US Targeted Value ETF	137,520	9,744,667
iShares MSCI EAFE Min Vol Factor ETF	6,241	587,403
iShares MSCI Emerging Markets Min Vol Factor ETF	2,303	174,314
iShares MSCI Global Min Vol Factor ETF	38,468	4,896,976
iShares MSCI USA Min Vol Factor ETF	29,006	2,944,689
iShares MSCI USA Momentum Factor ETF	13,274	3,986,979
Schwab International Small-Cap Equity ETF	15,349	787,711
Vanguard Small Cap Value ETF	7,448	1,826,920

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

AUGUST 31, 2026

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard US Momentum Factor ETF	10,539	$2,392,037
Vanguard US Quality Factor ETF	9,098	1,607,222
Vanguard US Value Factor ETF	16,908	2,731,656
Total Registered Investment Companies
(Cost $111,254,417)		191,728,253

SHORT-TERM INVESTMENT — 1.2%

DWS Government Money Market Series, Institutional Shares, 3.710% (B)	2,225,321	2,225,321

Total Short-Term Investment
(Cost $2,225,321)		2,225,321
Total Investments — 100.1%
(Cost $113,479,738)		$193,953,574

Percentages are based on Net Assets of $193,766,732.

*	Non-income producing security.
(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of August 31, 2026.

As of August 31, 2026, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 45.2%
	Face Amount	Value
AUSTRALIA — 0.7%
ENERGY — 0.1%
Woodside Finance
5.100%, 09/12/34	$199,000	$192,758

MATERIALS — 0.6%
Mineral Resources
7.000%, 04/01/31	46,000	47,439
Perenti Finance Pty
7.500%, 04/26/29	200,000	205,391
PLS Group
6.875%, 05/01/31	316,000	322,689
Rio Tinto Finance USA
5.000%, 03/09/33	308,000	305,618
4.500%, 03/14/28	161,000	160,848
		1,041,985
		1,234,743

BRAZIL — 0.1%
MATERIALS — 0.1%
Suzano Austria GmbH
2.500%, 09/15/28	150,000	142,783

CANADA — 3.0%
ENERGY — 1.1%
Canadian Natural Resources
2.950%, 07/15/30	382,000	355,629
Enbridge
2.500%, 08/01/33	250,000	209,746
Enerflex
6.875%, 01/15/31	91,000	92,780
Suncor Energy
7.150%, 02/01/32	65,000	70,621
6.850%, 06/01/39	237,000	256,246
5.950%, 12/01/34	460,000	471,713

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Vermilion Energy
6.875%, 05/01/30	$350,000	$352,330
		1,809,065

FINANCIALS — 0.9%
Bank of Montreal
3.088%, H15T5Y + 1.400%, 01/10/37(A)	276,000	243,800
Canadian Imperial Bank of Commerce
5.001%, 04/28/28	207,000	208,197
4.723%, SOFR + 0.670%, 06/16/29(A)	150,000	149,724
Fairfax Financial Holdings
6.000%, 12/07/33	268,000	274,045
4.625%, 04/29/30	24,000	23,604
National Bank of Canada
5.600%, 12/18/28	403,000	410,559
		1,309,929

INDUSTRIALS — 0.5%
Canadian National Railway
5.850%, 11/01/33	166,000	174,047
3.850%, 08/05/32	285,000	268,204
RB Global Holdings
7.750%, 03/15/31	79,000	81,629
Trust Finance
5.850%, 04/15/40	300,000	294,006
		817,886

INFORMATION TECHNOLOGY — 0.3%
CGI
4.950%, 03/14/30	337,000	333,499
Open Text Holdings
4.125%, 02/15/30	235,000	219,332
		552,831
MATERIALS — 0.2%
Kinross
6.250%, 07/15/33	287,000	299,566
		4,789,277

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
GERMANY — 0.2%
FINANCIALS — 0.2%
Deutsche Bank NY
3.742%, SOFR + 2.257%, 01/07/33(A)	$294,000	$266,568
Landwirtschaftliche Rentenbank
3.875%, 06/14/28	36,000	35,693
		302,261

JAPAN — 0.1%
FINANCIALS — 0.1%
Mizuho Financial Group
2.260%, H15T1Y + 0.900%, 07/09/32(A)	205,000	178,710

MACAU — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Sands China
5.400%, 08/08/28	200,000	201,292

NETHERLANDS — 0.2%
COMMUNICATION SERVICES — 0.2%
Koninklijke KPN
8.375%, 10/01/30	281,000	314,756

NORWAY — 0.2%
ENERGY — 0.2%
TGS
8.500%, 01/15/30	304,000	318,950

SPAIN — 0.5%
FINANCIALS — 0.5%
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/34(A)	200,000	223,317
5.381%, 03/13/29	200,000	202,268
4.150%, 03/03/29	400,000	392,298
		817,883

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
SUPRANATIONAL — 1.8%
CONSUMER DISCRETIONARY — 0.5%
Council of Europe Development Bank
4.125%, 01/24/29	$750,000	$744,866

FINANCIALS — 1.3%
European Investment Bank
4.250%, 08/16/32	47,000	46,159
3.625%, 07/15/30	100,000	96,963
3.250%, 11/15/27	754,000	744,724
International Bank for Reconstruction & Development
1.250%, 02/10/31	800,000	696,082
Nordic Investment Bank
4.375%, 03/14/28	359,000	359,007
3.375%, 09/08/27	200,000	198,069
		2,141,004
		2,885,870
SWITZERLAND — 0.3%
FINANCIALS — 0.3%
UBS
5.650%, 09/11/28	540,000	550,562

UNITED KINGDOM — 1.7%
CONSUMER STAPLES — 0.2%
BAT Capital
4.390%, 08/15/37	303,000	269,139

FINANCIALS — 1.2%
Barclays
5.086%, SOFR + 0.960%, 02/25/29(A)	330,000	330,856
HSBC Holdings
6.800%, 06/01/38	480,000	506,509
Lloyds Banking Group
3.574%, US0003M + 1.205%, 11/07/28(A)	469,000	463,077
Marex Group
6.404%, 11/04/29	120,000	122,101
5.829%, 05/08/28	100,000	100,520

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
NatWest Group
5.516%, H15T1Y + 2.270%, 09/30/28(A)	$275,000	$277,519
3.032%, H15T5Y + 2.350%, 11/28/35(A)	210,000	191,408
		1,991,990
HEALTH CARE — 0.0%
GlaxoSmithKline Capital
3.375%, 06/01/29	11,000	10,653

INDUSTRIALS — 0.3%
nVent Finance Sarl
5.650%, 05/15/33	290,000	293,293
RELX Capital
3.000%, 05/22/30	252,000	235,133
		528,426
		2,800,208

UNITED STATES — 36.3%
COMMUNICATION SERVICES — 3.7%
Alphabet
4.800%, 02/15/36	420,000	399,918
4.500%, 05/15/35	236,000	223,570
1.900%, 08/15/40	100,000	63,773
AT&T
4.850%, 03/01/39	101,000	90,483
4.350%, 03/01/29	164,000	162,193
2.550%, 12/01/33	400,000	330,307
Comcast
1.950%, 01/15/31	114,000	99,762
Discovery Global Holdings
4.054%, 03/15/29	150,000	148,500
Fox
6.500%, 10/13/33	73,000	76,897
4.709%, 01/25/29	335,000	333,473
3.500%, 04/08/30	426,000	404,787
Meta Platforms
4.800%, 05/15/30	419,000	417,669
4.600%, 05/15/28	90,000	90,153
Netflix
6.375%, 05/15/29	15,000	15,652
4.875%, 04/15/28	436,000	438,432

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Paramount Global
4.200%, 05/19/32	$300,000	$261,342
3.700%, 06/01/28	214,000	208,419
Sirius XM Radio
4.125%, 07/01/30	285,000	268,224
4.000%, 07/15/28	252,000	245,737
Take-Two Interactive Software
4.950%, 03/28/28	445,000	446,161
T-Mobile USA
5.050%, 07/15/33	537,000	525,763
3.500%, 04/15/31	94,000	87,591
2.625%, 02/15/29	35,000	33,213
Verizon Communications
4.500%, 08/10/33	50,000	47,444
Versant Media Group
7.250%, 01/30/31	312,000	323,550
Ziff Davis
4.625%, 10/15/30	350,000	329,994
		6,073,007

CONSUMER DISCRETIONARY — 3.8%
AutoZone
6.550%, 11/01/33	252,000	268,682
5.200%, 08/01/33	57,000	56,388
Block Financial
3.875%, 08/15/30	229,000	216,255
2.500%, 07/15/28	408,000	390,043
Crocs
4.250%, 03/15/29	100,000	96,774
DR Horton
1.400%, 10/15/27	200,000	193,210
Ford Motor
3.250%, 02/12/32	76,000	66,462
HNI Corp
5.125%, 01/18/29	100,000	99,194
Kohl's
10.000%, 06/01/30	295,000	318,235
5.125%, 05/01/31	290,000	261,951
Kontoor Brands
4.125%, 11/15/29	340,000	325,059

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Macy's Retail Holdings
5.875%, 03/15/30	$328,000	$327,305
Marriott International
2.750%, 10/15/33	40,000	34,130
McGraw-Hill Education
5.750%, 08/01/28	300,000	299,086
Murphy Oil USA
3.750%, 02/15/31	300,000	279,661
NVR
3.000%, 05/15/30	682,000	634,276
O'Reilly Automotive
4.700%, 06/15/32	298,000	291,209
3.900%, 06/01/29	153,000	149,295
PulteGroup
7.875%, 06/15/32	182,000	205,208
6.000%, 02/15/35	160,000	164,410
Resorts World Las Vegas
4.625%, 04/06/31	300,000	255,333
Somnigroup International
4.000%, 04/15/29	337,000	324,414
Tapestry
3.050%, 03/15/32	383,000	341,915
VF
2.950%, 04/23/30	364,000	330,554
William Carter
7.375%, 02/15/31	315,000	325,208
		6,254,257

CONSUMER STAPLES — 1.2%
Church & Dwight
5.600%, 11/15/32	300,000	309,316
2.300%, 12/15/31	200,000	174,705
Costco Wholesale
1.750%, 04/20/32	523,000	446,861
Ingredion
2.900%, 06/01/30	450,000	417,889
Pilgrim's Pride
4.250%, 04/15/31	375,000	356,777

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Procter & Gamble
4.050%, 01/26/33	$330,000	$317,535
		2,023,083

ENERGY — 2.0%
Boardwalk Pipelines
3.600%, 09/01/32	84,000	76,830
ConocoPhillips
5.050%, 09/15/33	28,000	27,935
Equities
5.750%, 02/01/34	68,000	68,572
Expand Energy
4.750%, 02/01/32	120,000	116,147
Hess
6.000%, 01/15/40	107,000	110,317
MPLX
4.500%, 04/15/38	23,000	20,350
Nabors Industries
9.125%, 01/31/30	100,000	104,893
Noble Finance II
8.000%, 04/15/30	300,000	310,193
Patterson-UTI Energy
6.050%, 05/15/36	576,000	572,092
PBF Holding
7.875%, 09/15/30	305,000	316,092
Targa Resources
5.500%, 02/15/35	425,000	420,901
Tidewater
9.125%, 07/15/30	300,000	321,276
Valero Energy
2.800%, 12/01/31	343,000	306,164
Western Midstream Operating
4.050%, 02/01/30	457,000	440,866
		3,212,628

FINANCIALS — 6.0%
American National Group
6.000%, 07/15/35	164,000	158,337

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Ameriprise Financial
5.150%, 05/15/33	$413,000	$411,312
Athene Holding
5.875%, 01/15/34	67,000	66,552
4.125%, 01/12/28	271,000	267,855
Bank of America
2.651%, SOFR + 1.220%, 03/11/32(A)	370,000	332,171
2.482%, H15T5Y + 1.200%, 09/21/36(A)	400,000	345,023
1.898%, SOFR + 1.530%, 07/23/31(A)	10,000	8,869
BlackRock
4.750%, 05/25/33	62,000	60,964
Brown & Brown
5.650%, 06/11/34	47,000	46,627
Capital One Financial
7.624%, SOFR + 3.070%, 10/30/31(A)	145,000	157,171
2.359%, SOFR + 1.337%, 07/29/32(A)	349,000	300,030
Citigroup
3.057%, SOFR + 1.351%, 01/25/33(A)	50,000	44,709
Citizens Financial Group
3.250%, 04/30/30	224,000	210,186
Corebridge Financial
6.050%, 09/15/33	71,000	72,810
Credit Acceptance
6.625%, 03/15/30	243,000	244,063
F&G Annuities & Life
7.400%, 01/13/28	391,000	399,862
FactSet Research Systems
3.450%, 03/01/32	378,000	340,565
FirstCash
4.625%, 09/01/28	192,000	188,649
FS KKR Capital
6.875%, 08/15/29	211,000	212,843
6.125%, 01/15/31	324,000	314,882
Goldman Sachs Capital I
6.345%, 02/15/34	103,000	105,362
Goldman Sachs Group
5.218%, SOFR + 1.580%, 04/23/31(A)	530,000	530,329
4.411%, TSFR3M + 1.692%, 04/23/39(A)	480,000	419,026
4.017%, TSFR3M + 1.635%, 10/31/38(A)	210,000	178,049

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Jefferson Capital Holdings
8.250%, 05/15/30	$235,000	$246,084
Manufacturers & Traders Trust
4.700%, 01/27/28	261,000	261,064
Mastercard
4.100%, 01/15/28	330,000	328,701
Mercury General
6.250%, 06/15/36	378,000	373,093
Morgan Stanley
2.484%, SOFR + 1.360%, 09/16/36(A)	1,220,000	1,046,801
OneMain Finance
7.875%, 03/15/30	80,000	82,948
Principal Financial Group
5.375%, 03/15/33	54,000	54,113
Prospect Capital
3.437%, 10/15/28	86,000	80,651
Reinsurance Group of America
6.000%, 09/15/33	29,000	29,661
Santander Holdings USA
7.660%, SOFR + 3.280%, 11/09/31(A)	130,000	140,542
Synchrony Financial
5.019%, SOFR + 1.395%, 07/29/29(A)	700,000	697,872
Truist Financial MTN
5.122%, SOFR + 1.852%, 01/26/34(A)	20,000	19,623
US Bancorp
2.491%, H15T5Y + 0.950%, 11/03/36(A)	400,000	344,700
Zions Bancorp
4.483%, SOFR + 1.055%, 02/09/29(A)	538,000	532,755
		9,654,854

HEALTH CARE — 5.6%
Abbott Laboratories
6.000%, 04/01/39	67,000	70,138
1.150%, 01/30/28	328,000	313,488
Adapthealth
5.125%, 03/01/30	314,000	294,005
Agilent Technologies
4.750%, 09/09/34	422,000	406,748
2.750%, 09/15/29	430,000	404,443

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
AMN Healthcare
6.500%, 01/15/31	$319,000	$322,499
4.000%, 04/15/29	165,000	159,859
Biogen
5.750%, 05/15/35	730,000	741,757
Boston Scientific
4.550%, 03/01/39	348,000	314,017
4.000%, 03/01/28	54,000	53,575
Cardinal Health
5.450%, 02/15/34	159,000	159,134
Charles River Laboratories International
3.750%, 03/15/29	268,000	258,483
Edwards Lifesciences
4.300%, 06/15/28	652,000	647,408
Elevance Health
5.375%, 06/15/34	29,000	28,869
5.200%, 02/15/35	62,000	60,769
Gilead Sciences
5.250%, 10/15/33	226,000	227,896
4.900%, 05/20/34	155,000	151,961
4.600%, 09/01/35	144,000	136,903
1.200%, 10/01/27	352,000	339,988
Humana
5.550%, 05/01/35	384,000	376,237
3.125%, 08/15/29	310,000	294,421
2.150%, 02/03/32	165,000	141,262
Merck
3.900%, 03/07/39	397,000	337,606
Molina Healthcare
4.375%, 06/15/28	207,000	203,663
3.875%, 11/15/30	198,000	183,796
Quest Diagnostics
6.400%, 11/30/33	292,000	310,322
4.200%, 06/30/29	116,000	114,029
Regeneron Pharmaceuticals
1.750%, 09/15/30	100,000	87,888
Royalty Pharma
2.150%, 09/02/31	471,000	409,296
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	887,000	797,631

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Teleflex
4.250%, 06/01/28	$331,000	$325,335
UnitedHealth Group
6.625%, 11/15/37	20,000	21,679
4.500%, 04/15/33	17,000	16,317
3.500%, 08/15/39	408,000	326,051
2.875%, 08/15/29	20,000	18,985
2.300%, 05/15/31	26,000	23,062
		9,079,520

INDUSTRIALS — 3.4%
Advanced Drainage Systems
6.375%, 06/15/30	241,000	242,873
Allegion US Holding
5.411%, 07/01/32	149,000	149,746
3.550%, 10/01/27	361,000	356,925
Broadridge Financial Solutions
2.900%, 12/01/29	11,000	10,284
Carlisle
2.200%, 03/01/32	458,000	391,440
CH Robinson Worldwide
4.200%, 04/15/28	295,000	291,696
Cintas No. 2
4.000%, 05/01/32	280,000	265,844
Delta Air Lines
4.375%, 04/19/28	25,000	24,821
Deluxe
8.125%, 09/15/29	465,000	483,235
FedEx
4.900%, 01/15/34	58,000	56,487
GEO Group
10.250%, 04/15/31	303,000	326,003
Howmet Aerospace
5.950%, 02/01/37	181,000	187,637
JB Hunt Transport Services
4.900%, 03/15/30	120,000	119,410
KBR
4.750%, 09/30/28	261,000	257,537
Masco
1.500%, 02/15/28	265,000	253,279

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Paychex
5.350%, 04/15/32	$340,000	$339,697
Pentair Finance Sarl
5.900%, 07/15/32	120,000	121,866
4.500%, 07/01/29	181,000	177,894
Quanta Services
5.250%, 08/09/34	100,000	97,983
Rollins
5.250%, 02/24/35	150,000	146,028
RXO
6.375%, 05/15/31	258,000	258,584
Trane Technologies Holdco
3.750%, 08/21/28	249,000	245,000
TriNet Group
7.125%, 08/15/31	143,000	145,994
Veralto
5.350%, 09/18/28	177,000	178,849
WW Grainger
4.450%, 09/15/34	83,000	79,198
Xylem
1.950%, 01/30/28	190,000	182,950
		5,391,260

INFORMATION TECHNOLOGY — 2.8%
Amdocs
2.538%, 06/15/30	377,000	338,452
Apple
4.300%, 05/10/33	16,000	15,616
1.400%, 08/05/28	700,000	661,298
AppLovin
5.500%, 12/01/34	190,000	186,863
Broadcom
3.187%, 11/15/36	73,000	57,579
Fortinet
2.200%, 03/15/31	465,000	410,071
Go Daddy Operating
3.500%, 03/01/29	150,000	142,210
Keysight Technologies
4.950%, 10/15/34	55,000	53,028

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Oracle
3.800%, 11/15/37	$116,000	$88,225
RingCentral
8.500%, 08/15/30	239,000	246,711
Seagate Data Storage Technology Pte
4.091%, 06/01/29	170,000	165,002
Skyworks Solutions
3.000%, 06/01/31	359,000	319,955
Synaptics
4.000%, 06/15/29	208,000	205,055
Teledyne Technologies
2.250%, 04/01/28	494,000	475,147
Twilio
3.875%, 03/15/31	352,000	330,000
VeriSign
5.250%, 06/01/32	620,000	615,093
5.100%, 07/15/31	102,000	101,150
		4,411,455

MATERIALS — 1.2%
AptarGroup
3.600%, 03/15/32	451,000	416,727
Ardagh Metal Packaging Finance USA
3.250%, 09/01/28	334,000	324,802
Huntsman International
4.500%, 05/01/29	334,000	323,273
Minerals Technologies
5.000%, 07/01/28	100,000	99,048
NewMarket
2.700%, 03/18/31	82,000	73,480
Reliance
2.150%, 08/15/30	349,000	312,129
TriMas
4.125%, 04/15/29	335,000	322,016
		1,871,475

REAL ESTATE — 2.6%
Agree
2.600%, 06/15/33	192,000	161,656

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
2.000%, 06/15/28	$292,000	$278,257
Anywhere Real Estate Group
9.750%, 04/15/30	75,000	80,358
AvalonBay Communities
5.300%, 12/07/33	234,000	234,958
2.050%, 01/15/32	253,000	217,945
CBRE Services
2.500%, 04/01/31	356,000	316,770
EPR Properties
3.750%, 08/15/29	10,000	9,606
Essential Properties
2.950%, 07/15/31	396,000	355,196
Highwoods Realty
4.125%, 03/15/28	432,000	425,890
Howard Hughes
4.125%, 02/01/29	339,000	328,569
Invitation Homes Operating Partnership
2.700%, 01/15/34	293,000	241,549
Iron Mountain
5.250%, 07/15/30	134,000	131,493
National Health Investors
3.000%, 02/01/31	112,000	100,484
Omega Healthcare Investors
4.750%, 01/15/28	783,000	780,685
Tanger Properties
2.750%, 09/01/31	491,000	435,976
Welltower OP
3.850%, 06/15/32	55,000	51,626
		4,151,018

UTILITIES — 4.0%
AES
6.950%, H15T5Y + 2.890%, 07/15/55(A)	81,000	79,874
American Electric Power
3.200%, 11/13/27	335,000	329,426
Atmos Energy
5.450%, 10/15/32	203,000	205,577
Avangrid
3.800%, 06/01/29	437,000	423,928

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Consolidated Edison of New York
4.000%, 12/01/28	$35,000	$34,478
3.350%, 04/01/30	343,000	325,534
Constellation Energy Generation
5.600%, 03/01/28	313,000	316,912
DTE Energy
3.400%, 06/15/29	11,000	10,560
2.950%, 03/01/30	272,000	254,145
Duke Energy Carolinas
4.950%, 01/15/33	10,000	9,896
Essential Utilities
5.375%, 01/15/34	331,000	329,491
Evergy Kansas Central
5.900%, 11/15/33	401,000	413,947
National Fuel Gas
5.950%, 03/15/35	248,000	251,626
Northern States Power
5.350%, 11/01/39	462,000	449,399
Oklahoma Gas and Electric
5.400%, 01/15/33	316,000	318,734
PG&E
7.375%, H15T5Y + 3.883%, 03/15/55(A)	76,000	76,381
PPL Electric Utilities
5.000%, 05/15/33	462,000	456,770
Public Service Electric and Gas
5.200%, 08/01/33	480,000	480,754
Public Service of Colorado
3.700%, 06/15/28	328,000	322,916
Southern California Edison
5.550%, 01/15/37	145,000	139,072
5.450%, 03/01/35	83,000	80,778
2.750%, 02/01/32	17,000	14,921
Southern California Gas
5.200%, 06/01/33	95,000	94,587
Southwestern Electric Power
4.100%, 09/15/28	120,000	118,313
Union Electric
5.200%, 04/01/34	79,000	78,480
Wisconsin Power and Light
3.050%, 10/15/27	330,000	324,488

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
XPLR Infrastructure Operating Partners
7.250%, 01/15/29	$350,000	$361,799
4.500%, 09/15/27	174,000	172,662
		6,475,448

		58,598,005
Total Corporate Obligations
(Cost $73,614,917)		73,135,300

U.S. TREASURY OBLIGATIONS — 26.5%
U.S. Treasury Bonds
5.125%, 08/15/56	451,000	443,319
4.750%, 08/15/55	3,897,000	3,604,877
4.750%, 02/15/56	465,000	430,561
4.625%, 02/15/55	344,000	311,790
4.625%, 11/15/55	605,000	548,470
4.250%, 02/15/54	183,000	155,829
4.250%, 08/15/54	124,000	105,589
3.375%, 11/15/48	218,000	163,500
3.125%, 05/15/48	720,000	518,878
3.000%, 08/15/48	711,000	499,366
2.875%, 05/15/49	3,014,000	2,050,344
2.875%, 05/15/52	2,047,000	1,351,020
2.500%, 02/15/46	5,931,000	3,931,141
2.250%, 05/15/41	562,000	397,527
2.250%, 02/15/52	146,000	83,705
2.000%, 11/15/41	317,000	212,737
2.000%, 02/15/50	139,000	77,319
1.875%, 02/15/41	3,223,000	2,171,245
1.875%, 02/15/51	2,045,000	1,082,971
1.875%, 11/15/51	2,368,000	1,238,205
1.750%, 08/15/41	334,000	217,061
1.375%, 11/15/40	2,197,000	1,379,647
1.250%, 05/15/50	550,000	249,348
		21,224,449
U.S. Treasury Notes
4.250%, 08/15/35	4,430,000	4,280,660
3.750%, 10/31/32	925,000	884,278
3.250%, 06/30/29	1,848,000	1,791,694
3.125%, 11/15/28	900,000	876,656
2.875%, 04/30/29	600,000	577,266

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
2.875%, 05/15/32	$31,000	$28,405
2.750%, 05/31/29	89,000	85,238
2.750%, 08/15/32	313,000	283,620
1.875%, 02/15/32	902,000	786,748
1.750%, 11/15/29	6,469,000	5,958,303
1.500%, 11/30/28	1,246,000	1,170,169
1.500%, 02/15/30	234,000	212,200
1.375%, 12/31/28	512,000	478,260
1.375%, 11/15/31	1,724,000	1,473,953
0.875%, 11/15/30	2,065,000	1,782,272
0.625%, 05/15/30	989,000	860,855
		21,530,577

Total U.S. Treasury Obligations
(Cost $45,545,825)		42,755,026

MORTGAGE-BACKED SECURITIES — 24.7%
Agency Mortgage-Backed Obligations — 23.2%
FHLMC
7.000%, 04/01/55	50,726	53,253
7.000%, 11/01/55	70,455	73,769
6.000%, 09/01/55	107,521	108,743
6.000%, 02/01/55	216,607	220,242
6.000%, 10/01/54	216,933	220,831
6.000%, 08/01/53	231,687	236,045
5.500%, 11/01/54	135,841	134,953
5.500%, 06/01/55	154,840	155,150
5.500%, 06/01/56	588,412	582,791
5.000%, 06/01/56	589,008	568,449
5.000%, 11/01/42	79,004	76,606
4.500%, 02/01/41	91,663	89,545
4.500%, 10/01/52	742,530	702,244
4.000%, 07/01/52	1,072,951	986,033
3.500%, 10/01/37	73,386	69,477
3.500%, 06/01/52	288,324	255,956
3.000%, 04/01/35	80,656	76,804
2.500%, 07/01/52	358,311	293,114
2.500%, 01/01/52	713,526	591,230
2.500%, 04/01/51	90,326	73,783
2.500%, 02/01/51	86,977	72,014
2.000%, 03/01/52	98,380	77,032
1.500%, 03/01/52	474,641	354,167

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	$668,775	$622,874
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	452,221	433,937
FNMA
6.500%, 01/01/53	540,778	557,440
6.500%, 09/01/53	145,036	149,505
6.500%, 01/01/54	139,414	143,709
6.000%, 12/01/53	201,314	204,323
6.000%, 08/01/53	1,037,654	1,054,988
5.500%, 07/01/53	583,801	587,295
5.500%, 08/01/40	55,725	56,305
5.500%, 02/01/49	153,478	154,648
5.500%, 12/01/52	1,487,473	1,483,575
5.000%, 09/01/52	159,234	154,616
5.000%, 02/01/41	91,260	90,910
5.000%, 10/01/53	431,833	418,564
5.000%, 12/01/52	83,240	80,983
5.000%, 10/01/52	1,170,418	1,140,251
4.500%, 11/01/52	497,522	469,652
4.000%, 01/01/52	319,768	293,536
4.000%, 12/01/52	266,852	244,347
3.500%, 12/01/52	1,619,579	1,438,217
3.500%, 11/01/30	63,469	61,888
3.000%, 01/01/35	103,022	97,647
3.000%, 02/01/41	88,872	80,676
3.000%, 04/01/52	1,411,459	1,207,328
3.000%, 06/01/52	1,043,404	891,386
2.500%, 10/01/51	110,239	91,060
2.500%, 04/01/41	85,902	76,296
2.500%, 09/01/51	85,127	70,399
2.500%, 04/01/52	402,519	330,626
2.500%, 01/01/51	320,743	265,556
2.500%, 03/01/37	381,776	351,571
2.500%, 02/01/52	453,621	373,002
2.500%, 04/01/51	524,985	431,137
2.500%, 01/01/52	1,311,955	1,089,288
2.000%, 10/01/51	439,187	345,532
2.000%, 08/01/42	508,502	437,086
2.000%, 03/01/37	952,525	860,754
2.000%, 05/01/51	2,025,728	1,600,341

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
2.000%, 03/01/52	$3,587,823	$2,816,732
1.500%, 09/01/51	123,455	92,121
1.500%, 12/01/36	666,478	591,798
1.500%, 12/01/50	91,588	68,487
1.500%, 11/01/41	237,788	195,678
GNMA
6.500%, 01/20/55	50,957	52,600
6.500%, 04/20/55	88,789	91,650
6.000%, 06/20/55	455,515	462,871
5.500%, 05/20/41	73,370	74,610
5.500%, 09/20/53	622,904	621,897
5.500%, 08/20/55	510,346	507,808
5.000%, 07/20/53	757,544	738,266
5.000%, 04/20/47	69,485	68,931
5.000%, 06/20/56	340,561	329,983
5.000%, 11/20/53	143,386	139,620
4.500%, 07/20/46	72,090	69,082
4.500%, 04/20/53	690,970	653,281
4.000%, 10/20/52	116,386	106,953
4.000%, 09/20/52	464,687	426,035
3.500%, 05/20/52	953,044	851,733
3.000%, 11/20/54	323,515	281,797
3.000%, 08/20/55	759,670	662,780
3.000%, 02/20/56	187,719	163,449
2.500%, 11/20/50	115,551	96,681
2.500%, 11/20/51	793,884	664,219
2.500%, 07/20/51	998,357	838,537
2.000%, 04/20/52	1,640,747	1,317,810
		37,498,888
Commercial Mortgage-Backed Obligations — 0.7%
BANK, Ser 2025-BNK50, Cl A5
5.652%, 05/15/68(A)	205,000	208,859
BMO Mortgage Trust, Ser 2024-C9, Cl A5
5.759%, 07/15/57	300,000	306,766
BMO Mortgage Trust, Ser 2025-C11, Cl A5
5.687%, 02/15/58	300,000	305,214
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl A5
6.014%, 12/15/56(A)	300,000	311,592
		1,132,431

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Information Technology — 0.6%
FNMA
6.000%, 08/01/56	$495,591	$501,285
5.500%, 03/01/54	95,547	95,037
4.500%, 08/01/56	204,088	191,597
1.500%, 11/01/50	168,740	126,087
		914,006
Real Estate — 0.2%
FHLMC
5.000%, 05/01/56	294,651	285,900
4.500%, 08/01/41	80,479	78,572
		364,472

Total Mortgage-Backed Securities
(Cost $40,701,990)		39,909,797

SOVEREIGN DEBT — 1.3%

CANADA — 0.2%
Canada Government International Bond
3.750%, 04/26/28	415,000	411,285

CHILE — 0.2%
Chile Government International Bond
2.550%, 07/27/33	300,000	253,050

INDONESIA — 0.2%
Indonesia Government International Bond
4.550%, 01/11/28	315,000	315,573

MEXICO — 0.1%
Mexico Government International Bond
4.280%, 08/14/41	323,000	247,095

PANAMA — 0.1%
Panama Government International Bond
4.500%, 01/19/63	237,000	173,129

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2026

SOVEREIGN DEBT — continued

	Face Amount	Value
PHILIPPINES — 0.2%
Philippine Government International Bond
3.200%, 07/06/46	$540,000	$358,922

SOUTH KOREA — 0.1%
Export-Import Bank of Korea
2.500%, 06/29/41	200,000	140,846

URUGUAY — 0.2%
Oriental Republic of Uruguay
5.250%, 09/10/60	300,000	262,950

Total Sovereign Debt
(Cost $2,224,760)		2,162,850

ASSET-BACKED SECURITIES — 0.5%
Automotive — 0.3%
Avis Budget Rental Car Funding AESOP, Ser 2022-1A, Cl A
3.830%, 08/21/28	100,000	99,398
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/35	95,000	95,148
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A4
5.320%, 02/15/30	300,000	301,283
		495,829
Other Asset-Backed Security — 0.2%
Dell Equipment Finance Trust, Ser 2025-1, Cl B
4.960%, 02/24/31	310,000	310,948

Total Asset-Backed Securities
(Cost $806,247)		806,777

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

MUNICIPAL BONDS — 0.5%

	Face Amount	Value
ILLINOIS — 0.2%
State of Illinois, GO
6.630%, 02/01/35	$259,615	$267,668

LOUISIANA — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
4.475%, 08/01/39	290,000	278,036

NEW YORK — 0.1%
Port Authority of New York & New Jersey, Ser 21, RB
3.287%, 08/01/69	350,000	212,006

Total Municipal Bonds
(Cost $781,925)		757,710

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%

Tennessee Valley Authority
3.875%, 03/15/28	439,000	435,598

Total U.S. Government Agency Obligation
(Cost $437,600)		435,598

SHORT-TERM INVESTMENT — 0.1%

	Shares
DWS Government Money Market Series, Institutional Shares, 3.710% (B)	217,579	217,579

Total Short-Term Investment
(Cost $217,579)		217,579

Total Investments — 99.1%
(Cost $164,330,843)		$160,180,637

Percentages are based on Net Assets of $161,665,055.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of August 31, 2026.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$73,135,300	$–	$73,135,300
U.S. Treasury Obligations	–	42,755,026	–	42,755,026
Mortgage-Backed Securities	–	39,909,797	–	39,909,797
Sovereign Debt	–	2,162,850	–	2,162,850
Asset-Backed Securities	–	806,777	–	806,777
Municipal Bonds	–	757,710	–	757,710
U.S. Government Agency Obligation	–	435,598	–	435,598
Short-Term Investment	217,579	–	–	217,579
Total Investments in Securities	$217,579	$159,963,058	$–	$160,180,637

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
AUGUST 31, 2026

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 99.1%

	Shares	Value
MUNICIPAL BOND FUNDS — 99.1%
Dimensional National Municipal Bond ETF (A)	168,642	$8,009,652
iShares High Yield Muni Active ETF	33,209	1,597,353
iShares National Muni Bond ETF (A)	60,141	6,320,819
iShares Short-Term National Muni Bond ETF (A)	60,075	6,384,771
Schwab Municipal Bond ETF	71,604	1,799,408
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	128,810	3,186,759
Vanguard Intermediate Tax-Exempt Bond ETF	39,716	3,924,338
Vanguard Short-Term Tax-Exempt Bond ETF	17,886	1,801,836
Vanguard Tax-Exempt Bond Index ETF (A)	133,761	6,599,768
Total Registered Investment Companies
(Cost $40,093,392)		39,624,704

SHORT-TERM INVESTMENT — 1.1%
DWS Government Money Market Series, Institutional Shares, 3.710% (B)	428,127	428,127

Total Short-Term Investment
(Cost $428,127)		428,127

Total Investments — 100.2%
(Cost $40,521,519)		$40,052,831

Percentages are based on Net Assets of $39,977,392.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2026.

As of August 31, 2026, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 42.7%

	Face Amount	Value
AUSTRALIA — 1.6%
FINANCIALS — 0.2%
Commonwealth Bank of Australia MTN
0.875%, 02/19/29	$204,000	$223,882
South Australian Government Financing Authority
4.500%, 05/24/33	336,000	230,219
		454,101
INDUSTRIALS — 0.0%
CIMIC Finance USA Pty
7.000%, 03/25/34	20,000	20,968

MATERIALS — 0.8%
AngloGold Ashanti Holdings
3.750%, 10/01/30	385,000	362,544
BHP Billiton Finance MTN
1.500%, 04/29/30	292,000	314,790
Perenti Finance Pty
7.500%, 04/26/29	862,000	885,237
Rio Tinto Finance USA
5.000%, 03/09/33	349,000	346,301
South32 Treasury
4.350%, 04/14/32	137,000	131,712
		2,040,584
REAL ESTATE — 0.1%
Vicinity Centres Trust MTN
1.125%, 11/07/29	257,000	275,195

UTILITIES — 0.5%
Origin Energy Finance MTN
1.000%, 09/17/29	1,239,000	1,327,895

		4,118,743
AUSTRIA — 0.2%
FINANCIALS — 0.2%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse MTN
1.750%, 03/08/30	100,000	110,136

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
0.375%, 09/03/27	$500,000	$564,628
Erste Group Bank MTN
0.875%, 11/15/32(A)	100,000	113,098
		787,862

BELGIUM — 0.7%
FINANCIALS — 0.7%
Belfius Bank MTN
3.625%, 10/18/28	500,000	585,938
KBC Group
6.324%, H15T1Y + 2.050%, 09/21/34(A)	400,000	418,567
6.151%, GUKG5 + 2.250%, 03/19/34(A)	100,000	137,684
5.796%, H15T1Y + 2.100%, 01/19/29(A)	729,000	738,753
		1,880,942

CANADA — 3.8%
COMMUNICATION SERVICES — 0.3%
Videotron
5.700%, 01/15/35	534,000	523,766
3.625%, 06/15/29	304,000	292,525
		816,291

ENERGY — 1.1%
AltaGas
7.200%, H15T5Y + 3.573%, 10/15/54(A)	785,000	811,973
Canadian Natural Resources
5.400%, 12/15/34	252,000	250,532
5.000%, 12/15/29	135,000	135,203
2.950%, 07/15/30	577,000	537,167
Enerflex
6.875%, 01/15/31	510,000	519,977
Suncor Energy
7.150%, 02/01/32	532,000	578,004
TransAlta
5.875%, 02/01/34	356,000	347,546
		3,180,402

FINANCIALS — 2.0%
Bank of Montreal
5.717%, 09/25/28	334,000	340,351
5.004%, SOFRINDX + 0.670%, 01/27/29(A)	351,000	352,599

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Bank of Nova Scotia
0.010%, 01/14/27	$427,000	$491,154
Canadian Imperial Bank of Commerce MTN
6.092%, 10/03/33	202,000	211,157
4.243%, SOFRINDX + 0.600%, 09/08/28(A)	360,000	358,533
3.807%, 07/09/29	291,000	340,386
3.250%, EUR003M + 1.117%, 07/16/31(A)	461,000	524,535
National Bank of Canada
5.600%, 12/18/28	865,000	881,225
4.500%, 10/10/29	277,000	274,192
Royal Bank of Canada
2.375%, 09/13/27	115,000	132,761
Toronto-Dominion Bank MTN
4.928%, 10/15/35	356,000	341,108
3.563%, 04/16/31	222,000	255,148
3.129%, 08/03/32	345,000	383,857
1.952%, 04/08/30	444,000	485,589
		5,372,595

INDUSTRIALS — 0.4%
Canadian National Railway
5.850%, 11/01/33	474,000	496,979
CCL Industries
3.050%, 06/01/30	648,000	601,007
		1,097,986
		10,467,274

CHINA — 0.2%
FINANCIALS — 0.2%
China Great Wall International Holdings VI
5.250%, 04/23/28	478,000	479,792

DENMARK — 0.8%
CONSUMER DISCRETIONARY — 0.1%
Pandora MTN
4.500%, 04/10/28	319,000	375,856

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — 0.5%
AL Sydbank MTN
5.125%, EUSA1 + 1.850%, 09/06/28(A)	$482,000	$569,629
Danske Bank
3.125%, 06/06/31	607,000	696,458
		1,266,087
HEALTH CARE — 0.2%
H Lundbeck MTN
0.875%, 10/14/27	529,000	598,525

		2,240,468

FINLAND — 0.0%
ENERGY — 0.0%
Teollisuuden Voima MTN
4.750%, 06/01/30	107,000	128,071

FRANCE — 1.0%
CONSUMER STAPLES — 0.3%
Ipsen
3.875%, 03/25/32	800,000	914,945

FINANCIALS — 0.5%
BPCE SFH
0.625%, 09/22/27	700,000	793,294
La Banque Postale MTN
4.000%, 05/03/28	500,000	585,881
		1,379,175

MATERIALS — 0.1%
Caisse de Refinancement de l'Habitat
0.010%, 10/08/29	200,000	209,906

UTILITIES — 0.1%
Electricite de France
5.700%, 05/23/28	290,000	294,331

		2,798,357

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
GERMANY — 1.6%
FINANCIALS — 0.9%
Deutsche Bank MTN
0.010%, 10/02/29	$226,000	$237,541
Kreditanstalt fuer Wiederaufbau
3.500%, 08/09/28	869,000	855,272
2.125%, 07/31/28	119,000	136,008
0.000%, 04/18/36(B)	87,000	55,193
Landwirtschaftliche Rentenbank MTN
0.050%, 01/31/31	622,000	628,444
NRW Bank
1.625%, 08/03/32	597,000	629,638
		2,542,096

INDUSTRIALS — 0.2%
Deutsche Bahn MTN
1.125%, 05/29/51	1,128,000	654,288

UTILITIES — 0.5%
RWE Finance US
5.875%, 04/16/34	536,000	542,877
5.125%, 09/18/35	729,000	696,328
		1,239,205
		4,435,589

GREECE — 0.3%
FINANCIALS — 0.0%
Eurobank MTN
4.000%, EUSA1 + 1.800%, 09/24/30(A)	102,000	119,304

INDUSTRIALS — 0.3%
Danaos
6.875%, 10/15/32	778,000	795,623

		914,927

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDONESIA — 0.1%
ENERGY — 0.1%
Pertamina Hulu Energi
5.250%, 05/21/30	$389,000	$386,131

IRELAND — 0.2%
FINANCIALS — 0.2%
Bank of Ireland Group MTN
5.000%, EUAMDB01 + 2.050%, 07/04/31(A)	430,000	521,223

ITALY — 1.1%
FINANCIALS — 1.0%
Banco BPM MTN
3.750%, 06/27/28	200,000	234,299
3.375%, 01/24/30	356,000	412,544
Intesa Sanpaolo MTN
6.625%, 05/31/33	124,000	177,321
4.198%, H15T1Y + 2.600%, 06/01/32(A)	587,000	549,460
4.000%, 09/23/29	709,000	688,424
UniCredit MTN
3.500%, 07/31/30	448,000	522,290
3.127%, H15T1Y + 1.550%, 06/03/32(A)	341,000	310,523
		2,894,861
UTILITIES — 0.1%
Enel Finance International
5.000%, 06/15/32	394,000	387,182

		3,282,043

JAPAN — 0.4%
CONSUMER STAPLES — 0.4%
Japan Tobacco
5.850%, 06/15/35	614,000	630,038
4.850%, 05/15/28	436,000	437,166
		1,067,204

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEXICO — 0.3%
MATERIALS — 0.2%
Minera Mexico SA de CV
4.500%, 01/26/50	$762,000	$597,839

UTILITIES — 0.1%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/41	248,569	248,064

		845,903

NETHERLANDS — 0.9%
COMMUNICATION SERVICES — 0.2%
Koninklijke KPN MTN
0.875%, 11/15/33	500,000	468,534

CONSUMER DISCRETIONARY — 0.1%
IMCD
4.875%, 09/18/28	233,000	276,490
Universal Music Group MTN
3.750%, 06/30/32	121,000	138,846
		415,336
CONSUMER STAPLES — 0.2%
Magnum Icc Finance BV MTN
3.750%, 11/26/34	390,000	437,600

HEALTH CARE — 0.2%
Sandoz Finance BV
4.220%, 04/17/30	523,000	618,392

UTILITIES — 0.2%
TenneT Holding BV MTN
0.875%, 06/16/35	631,000	588,042

		2,527,904

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
NEW ZEALAND — 0.4%
FINANCIALS — 0.4%
ASB Bank MTN
0.250%, 05/21/31	$510,000	$510,009
Bank of New Zealand MTN
2.708%, 06/18/30	577,000	653,701
		1,163,710

NORWAY — 0.6%
ENERGY — 0.5%
Aker BP
6.000%, 06/13/33	150,000	154,362
5.600%, 06/13/28	338,000	342,745
TGS
8.500%, 01/15/30	774,000	812,063
		1,309,170
FINANCIALS — 0.1%
DNB Bank
4.832%, SOFR + 1.130%, 03/30/32(A)	352,000	346,902

		1,656,072

POLAND — 0.1%
ENERGY — 0.1%
ORLEN MTN
3.625%, 07/02/32	206,000	234,075

FINANCIALS — 0.0%
Bank Polska Kasa Opieki MTN 4.010%, EUR003M + 1.550%, 02/27/36(A)	100,000	113,759

		347,834

SINGAPORE — 0.2%
FINANCIALS — 0.2%
Temasek Financial I MTN
3.500%, 02/15/33	360,000	414,490

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SOUTH KOREA — 0.2%
ENERGY — 0.2%
POSCO
5.750%, 01/17/28	$430,000	$434,937

SPAIN — 0.9%
FINANCIALS — 0.8%
Banco de Sabadell
3.250%, 06/05/34	200,000	226,397
Banco Santander
3.375%, 01/11/30	200,000	233,011
2.750%, 09/08/32	300,000	335,541
Bankinter
3.050%, 05/29/28	200,000	231,478
CaixaBank MTN
6.875%, GUKG5 + 3.700%, 10/25/33(A)	100,000	139,103
5.402%, SOFR + 1.530%, 04/22/37(A)	538,000	520,521
Unicaja Banco MTN
5.125%, EUSA1 + 2.150%, 02/21/29(A)	500,000	594,767
		2,280,818

UTILITIES — 0.1%
Naturgy Finance Iberia MTN
3.625%, 10/02/34	200,000	223,905

		2,504,723

SUPRANATIONAL — 1.4%
CONSUMER DISCRETIONARY — 0.2%
Council of Europe Development Bank MTN
3.125%, 09/13/28	499,000	579,826

FINANCIALS — 1.2%
Asian Development Bank MTN
4.625%, 08/26/36	137,000	135,381
3.125%, 08/20/27	250,000	247,278
European Investment Bank
0.375%, 09/15/27	559,000	633,209
Inter-American Development Bank MTN
4.375%, 08/18/32	444,000	588,533

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
International Bank for Reconstruction & Development MTN
4.625%, 08/01/28	$450,000	$452,063
3.100%, 04/14/38	688,000	755,407
International Finance MTN
3.875%, 09/12/30	130,000	171,162
		2,983,033
		3,562,859

SWEDEN — 1.4%
COMMUNICATION SERVICES — 0.3%
Tele2 MTN
3.750%, 11/22/29	310,000	361,715
Telefonaktiebolaget LM Ericsson MTN
5.375%, 05/29/28	350,000	418,961
1.000%, 05/26/29	126,000	136,704
		917,380

CONSUMER DISCRETIONARY — 0.4%
H & M Hennes & Mauritz MTN
3.400%, 10/31/33	486,000	538,261
H&M Finance BV MTN
0.250%, 08/25/29	524,000	551,160
		1,089,421

FINANCIALS — 0.5%
EQT
5.850%, 05/08/35	554,000	548,257
Investor MTN
0.375%, 10/29/35	430,000	362,105
Stadshypotek MTN
2.875%, 03/21/29	136,000	156,706
0.010%, 09/30/30	131,000	133,434
Stadshypotek AB MTN
0.010%, 11/24/28	200,000	216,660
		1,417,162

INDUSTRIALS — 0.2%
Epiroc MTN
3.625%, 02/28/31	489,000	565,882

		3,989,845

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TAIWAN — 0.1%
INFORMATION TECHNOLOGY — 0.1%
Foxconn Singapore Pte Ltd MTN
3.125%, 11/04/31	$286,000	$318,441

UNITED ARAB EMIRATES — 0.1%
ENERGY — 0.1%
Galaxy Pipeline Assets Bidco
2.625%, 03/31/36	214,000	183,921

UNITED KINGDOM — 2.6%
ENERGY — 0.2%
DCC Group Finance Ireland DAC MTN
4.375%, 06/27/31	477,000	554,980

FINANCIALS — 1.7%
3i Group
4.875%, 06/14/29	524,000	625,563
ENW Finance
4.893%, 11/24/32	186,000	245,134
HSBC Holdings
6.800%, SONIO/N + 2.124%,
09/14/31(A)	203,000	288,822
3.834%, EUR003M + 1.458%,
09/25/35(A)	202,000	228,802
Investec MTN
3.625%, EUAMDB01 + 1.450%,
02/19/31(A)	900,000	1,031,095
Marex Group
6.404%, 11/04/29	515,000	524,017
5.829%, 05/08/28	708,000	711,680
Nationwide Building Society MTN
2.250%, 05/16/37	183,000	184,421
0.500%, 05/05/41	680,000	487,987

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
NatWest Group MTN
7.416%, GUKG5 + 4.200%, 06/06/33(A)	$198,000	$276,199
		4,603,720
HEALTH CARE — 0.5%
180 Medical
5.300%, 10/08/35	294,000	282,267
GlaxoSmithKline Capital MTN
1.250%, 10/12/28	224,000	282,544
Smith & Nephew
5.400%, 03/20/34	539,000	534,513
2.032%, 10/14/30	391,000	345,864
		1,445,188
INDUSTRIALS — 0.1%
Rolls-Royce
5.750%, 10/15/27	159,000	217,407

UTILITIES — 0.1%
National Grid
5.602%, 06/12/28	181,000	183,407

		7,004,702
UNITED STATES — 21.5%
COMMUNICATION SERVICES — 2.3%
Alphabet
4.800%, 02/15/36	511,000	486,567
4.700%, 11/15/35	135,000	127,892
4.625%, 11/13/32	222,000	290,184
Discovery Communications
3.625%, 05/15/30	584,000	546,770
Discovery Global Holdings
4.054%, 03/15/29	51,000	50,490
Fox
6.500%, 10/13/33	525,000	553,030
4.709%, 01/25/29	434,000	432,021
3.500%, 04/08/30	338,000	321,169
Netflix
4.875%, 04/15/28	571,000	574,185

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
News
5.125%, 02/15/32	$480,000	$466,540
3.875%, 05/15/29	925,000	893,810
Versant Media Group
7.250%, 01/30/31	763,000	791,246
Ziff Davis
4.625%, 10/15/30	854,000	805,186
		6,339,090

CONSUMER DISCRETIONARY — 3.2%
Bath & Body Works
7.500%, 06/15/29	96,000	97,235
6.875%, 11/01/35	535,000	545,686
6.625%, 10/01/30	133,000	135,602
Block Financial
3.875%, 08/15/30	196,000	185,092
2.500%, 07/15/28	1,007,000	962,680
Century Communities
3.875%, 08/15/29	175,000	166,848
Dorman Products
6.250%, 06/15/34	248,000	250,401
Kohl's
10.000%, 06/01/30	476,000	513,490
Kontoor Brands
4.125%, 11/15/29	546,000	522,006
Mattel
5.875%, 12/15/27	425,000	425,003
McGraw-Hill Education
7.375%, 09/01/31	195,000	200,286
NVR
3.000%, 05/15/30	584,000	543,133
O'Reilly Automotive
1.750%, 03/15/31	1,519,000	1,313,652
PulteGroup
6.000%, 02/15/35	17,000	17,468
Ross Stores
1.875%, 04/15/31	1,287,000	1,123,164
Tapestry
5.500%, 03/11/35	519,000	510,279
3.050%, 03/15/32	92,000	82,131

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Viking Cruises
7.000%, 02/15/29	$534,000	$535,227
William Carter
7.375%, 02/15/31	373,000	385,087
		8,514,470

CONSUMER STAPLES — 1.2%
Central Garden & Pet
4.125%, 10/15/30	351,000	332,789
4.125%, 04/30/31	585,000	549,761
Philip Morris International
4.625%, 10/29/35	291,000	273,374
2.875%, 05/14/29	274,000	313,673
0.800%, 08/01/31	223,000	225,077
Smithfield Foods
3.000%, 10/15/30	286,000	258,733
2.625%, 09/13/31	1,105,000	970,715
US Foods
6.875%, 09/15/28	527,000	536,684
		3,460,806

ENERGY — 0.9%
Devon Energy
5.400%, 02/15/35	523,000	519,349
Expand Energy
4.750%, 02/01/32	586,000	567,185
Exxon Mobil
0.835%, 06/26/32	148,000	146,714
0.524%, 06/26/28	100,000	110,835
Niagara Mohawk Power
5.112%, 01/12/36	172,000	164,460
Ovintiv
8.125%, 09/15/30	101,000	111,107
Tidewater
9.125%, 07/15/30	757,000	810,687
		2,430,337

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — 4.0%
American National Group
6.000%, 07/15/35	$139,000	$134,201
5.750%, 10/01/29	406,000	410,786
Athene Global Funding MTN
5.146%, 11/01/29	112,000	149,460
BGC Group
8.000%, 05/25/28	300,000	311,646
Credit Acceptance
9.250%, 12/15/28	346,000	357,967
6.625%, 03/15/30	146,000	146,639
Enact Holdings
6.250%, 05/28/29	1,193,000	1,221,336
Essent Group
6.250%, 07/01/29	518,000	530,901
FirstCash
6.875%, 03/01/32	316,000	322,217
5.625%, 01/01/30	434,000	430,188
4.625%, 09/01/28	503,000	494,221
Hanover Insurance Group
5.500%, 09/01/35	332,000	324,271
Jefferson Capital Holdings
8.250%, 05/15/30	386,000	404,206
Mastercard
1.000%, 02/22/29	1,090,000	1,197,475
Morgan Stanley MTN
5.432%, SONIO/N + 1.147%, 09/10/32(A)	205,000	276,609
MSCI
3.625%, 09/01/30	69,000	64,634
Pinnacle Bank
5.957%, H15T5Y + 2.300%, 01/15/36(A).	540,000	529,469
SLM
6.500%, 01/31/30	644,000	655,729
Synchrony Financial
2.875%, 10/28/31	1,505,000	1,321,381
Zions Bancorp
4.483%, SOFR + 1.055%, 02/09/29(A)	250,000	247,563
3.250%, 10/29/29	1,157,000	1,084,612
		10,615,511

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — 2.5%
Agilent Technologies
4.750%, 09/09/34	$525,000	$506,025
2.750%, 09/15/29	572,000	538,003
2.300%, 03/12/31	295,000	262,464
AMN Healthcare
6.500%, 01/15/31	521,000	526,715
Gilead Sciences
1.200%, 10/01/27	184,000	177,721
Humana
5.750%, 03/01/28	1,246,000	1,261,480
Molina Healthcare
4.375%, 06/15/28	548,000	539,166
3.875%, 11/15/30	149,000	138,311
Pediatrix Medical Group
5.375%, 02/15/30	561,000	556,375
Regeneron Pharmaceuticals
1.750%, 09/15/30	262,000	230,267
Royalty Pharma
5.400%, 09/02/34	160,000	158,509
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	824,000	740,979
Stryker
3.650%, 03/07/28	450,000	443,414
Teleflex
4.250%, 06/01/28	533,000	523,877
		6,603,306

INDUSTRIALS — 3.2%
Allison Transmission
5.875%, 12/01/33	533,000	529,257
3.750%, 01/30/31	599,000	558,411
AP Moller - Maersk MTN
3.500%, 09/17/34	120,000	133,958
Carpenter Technology
5.625%, 03/01/34	367,000	361,512
Deluxe
8.125%, 09/15/29	501,000	520,647
Dover
3.500%, 11/12/33	162,000	180,695
0.750%, 11/04/27	120,000	135,480

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
EMRLD Borrower
6.750%, 07/15/31	$551,000	$567,893
EnerSys
6.625%, 01/15/32	525,000	533,618
Enpro
6.125%, 06/01/33	134,000	134,577
Fedex Freight Holding
5.250%, 03/15/36	235,000	222,492
GCC
3.614%, 04/20/32	687,000	624,446
GEO Group
10.250%, 04/15/31	507,000	545,490
8.625%, 04/15/29	125,000	129,971
Jacobs Engineering Group
6.350%, 08/18/28	48,000	49,262
5.900%, 03/01/33	500,000	508,107
MasTec
5.900%, 06/15/29	312,000	318,081
Moog
5.500%, 10/15/34	798,000	777,986
Roller Bearing of America
4.375%, 10/15/29	270,000	263,426
TriNet Group
7.125%, 08/15/31	274,000	279,736
Vertiv Group
4.125%, 11/15/28	1,263,000	1,249,887
		8,624,932

INFORMATION TECHNOLOGY — 1.8%
AppLovin
5.500%, 12/01/34	415,000	408,148
Ciena
4.000%, 01/31/30	555,000	527,188
Fortinet
2.200%, 03/15/31	1,239,000	1,092,642
Micron Technology
2.703%, 04/15/32	157,000	138,404
ON Semiconductor
3.875%, 09/01/28	525,000	512,421

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Qorvo
4.375%, 10/15/29	$428,000	$411,587
3.375%, 04/01/31	129,000	118,020
Seagate HDD Cayman
5.750%, 12/01/34	287,000	272,291
VeriSign
5.250%, 06/01/32	172,000	170,639
2.700%, 06/15/31	1,315,000	1,170,812
		4,822,152

MATERIALS — 0.5%
AptarGroup
3.600%, 03/15/32	360,000	332,642
CF Industries
5.300%, 11/26/35	291,000	282,874
Minerals Technologies
5.000%, 07/01/28	279,000	276,345
TriMas
4.125%, 04/15/29	628,000	603,659
		1,495,520

REAL ESTATE — 0.8%
Broadstone Net Lease
2.600%, 09/15/31	438,000	384,260
Global Net Lease
3.750%, 12/15/27	87,000	85,106
Host Hotels & Resorts
5.700%, 06/15/32	130,000	131,187
Lamar Media
5.375%, 11/01/33	494,000	480,655
3.625%, 01/15/31	144,000	134,073
National Health Investors
3.000%, 02/01/31	47,000	42,168
Omega Healthcare Investors
3.250%, 04/15/33	640,000	556,071
Outfront Media Capital
7.375%, 02/15/31	325,000	337,104
		2,150,624

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — 1.1%
Alliant Energy Finance
3.600%, 03/01/32	$143,000	$131,306
Avangrid
3.800%, 06/01/29	555,000	538,399
New York State Electric & Gas
5.300%, 08/15/34	723,000	711,844
Southern California Edison
5.850%, 11/01/27	28,000	28,325
5.650%, 10/01/28	986,000	999,943
Southwest Gas
4.050%, 03/15/32	246,000	231,938
XPLR Infrastructure Operating Partners
7.250%, 01/15/29	400,000	413,485
		3,055,240

		58,111,988

Total Corporate Obligations
(Cost $117,293,044)		116,575,955

SOVEREIGN DEBT — 39.8%

AUSTRALIA — 1.4%
Australia Government Bond
3.250%, 04/21/29	223,000	154,241
3.250%, 06/21/39	241,000	141,108
3.000%, 03/21/47	274,000	136,065
2.750%, 11/21/29	301,000	203,454
2.750%, 11/21/28	203,000	139,619
2.750%, 05/21/41	11,000	5,837
2.500%, 05/21/30	964,000	640,173
1.750%, 11/21/32	699,000	418,825
1.000%, 11/21/31	276,000	163,921
1.000%, 12/21/30	47,000	28,890
		2,032,133
Computershare US MTN
1.125%, 10/07/31	218,000	219,492

Queensland Treasury
5.250%, 07/21/36	1,054,000	731,783
4.750%, 02/02/34	227,000	156,871
		888,654

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

SOVEREIGN DEBT — continued

	Face Amount	Value

Treasury Corp of Victoria MTN
5.500%, 09/15/39	$1,380,000	$943,417
Western Australian Treasury Corp
4.500%, 07/21/32	36,000	25,014

AUSTRIA — 0.2%
Republic of Austria Government Bond
0.250%, 10/20/36	526,000	440,862

BELGIUM — 1.3%
Kingdom of Belgium Government Bond
2.750%, 04/22/39	2,457,000	2,484,173
1.250%, 04/22/33	854,000	864,076
		3,348,249

Ministeries Van de Vlaamse Gemeenschap MTN
4.250%, 06/22/50	200,000	215,729

BULGARIA — 0.1%
Bulgaria Government International Bond
4.875%, 05/13/36	180,000	221,356

CANADA — 2.9%
Canadian Government Bond
4.000%, 06/01/41	886,000	645,052
4.000%, 03/01/29	173,000	127,488
3.500%, 12/01/45	426,000	286,798
3.250%, 06/01/36	192,000	133,072
3.250%, 12/01/35	166,000	115,573
3.000%, 06/01/34	445,000	308,442
2.750%, 03/01/31	1,571,000	1,105,997
2.750%, 12/01/48	999,000	582,216
2.250%, 12/01/29	313,000	219,365
0.500%, 12/01/30	1,037,000	666,158
		4,190,161

Labrador-Island Link Funding Trust
3.850%, 12/01/53	1,013,000	619,831

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

SOVEREIGN DEBT — continued

	Face Amount	Value
Province of Manitoba Canada MTN
4.600%, 09/05/57	$425,000	$288,428

Province of New Brunswick Canada
4.450%, 08/14/33	913,000	684,162

Province of Nova Scotia Canada
2.000%, 09/01/30	574,000	392,397

Province of Prince Edward Island Canada
3.950%, 06/15/35	479,000	341,575

Province of Quebec Canada
3.625%, 04/13/28	544,000	537,381

Province of Saskatchewan Canada
2.650%, 06/02/27	643,000	464,090

PSP Capital
2.600%, 03/01/32	805,000	551,364

CHILE — 0.1%
Chile Government International Bond
2.550%, 07/27/33	200,000	168,700

CHINA — 10.8%
Agricultural Development Bank of China
3.920%, 06/18/51	730,000	146,274
1.610%, 08/07/28	1,860,000	277,522
		423,796

China Development Bank
3.030%, 07/24/43	2,120,000	358,621
2.250%, 07/02/28	209,000	238,952
1.650%, 06/18/35	930,000	137,126
1.570%, 01/03/35	1,280,000	187,849
		922,548

China Government Bond
3.940%, 07/27/45	740,000	141,338
3.810%, 09/14/50	6,440,000	1,253,010

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

SOVEREIGN DEBT — continued

	Face Amount	Value
3.760%, 03/22/71	$3,680,000	$785,185
3.590%, 08/03/27	10,000	1,527
3.520%, 04/25/46	1,090,000	199,160
3.490%, 11/08/41	3,220,000	573,500
3.190%, 04/15/53	1,070,000	191,606
3.020%, 05/27/31	8,260,000	1,327,928
2.640%, 01/15/28	910,000	138,254
2.620%, 09/25/29	20,640,000	3,196,624
2.370%, 01/15/29	27,020,000	4,127,812
2.280%, 11/06/75	980,000	144,245
2.200%, 04/25/56	880,000	131,012
2.120%, 06/25/31	12,050,000	1,854,026
2.050%, 04/15/29	910,000	138,264
1.920%, 01/15/55	1,080,000	151,921
1.780%, 11/15/35	21,140,000	3,169,905
1.750%, 02/25/36	980,000	146,347
1.660%, 03/25/33	1,740,000	260,998
1.660%, 12/25/32	33,930,000	5,093,611
1.620%, 08/15/27	33,240,000	4,967,458
		27,993,731
DENMARK — 0.1%
Denmark Government Bond
2.250%, 11/15/33	834,000	123,453
0.250%, 11/15/52	3,451,000	241,667
		365,120

FINLAND — 0.2%
Kuntarahoitus MTN
0.050%, 09/10/35	721,000	613,196

FRANCE — 2.6%
Action Logement Services MTN
0.375%, 10/05/31	600,000	591,282

Agence Francaise de Developpement EPIC MTN
0.010%, 11/25/28	400,000	431,965

French Republic Government Bond OAT
3.500%, 11/25/35	272,000	302,715
1.250%, 05/25/38	5,000	4,196
0.500%, 05/25/72	643,000	170,829
0.000%, 05/25/32(1)	4,928,000	4,675,990

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

SOVEREIGN DEBT — continued

	Face Amount	Value
0.000%, 11/25/30(1)	$255,000	$257,357
		5,411,087

IPSOS
3.750%, 01/22/30	100,000	115,715

UNEDIC ASSEO MTN
0.000%, 11/19/30(1)	600,000	603,963

GERMANY — 3.3%
Bundesrepublik Deutschland Bundesanleihe
2.600%, 05/15/41	415,000	428,310
2.500%, 08/15/46	1,451,000	1,397,807
2.300%, 02/15/33	725,000	802,516
1.000%, 05/15/38	1,943,775	1,731,214
0.000%, 05/15/35(1)	2,262,000	1,987,644
0.000%, 05/15/36(1)	650,000	550,043
		6,897,534
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH
0.010%, 08/26/30	576,000	588,105

State of North Rhine-Westphalia Germany MTN
3.400%, 03/07/73	56,000	55,652
2.900%, 01/15/53	930,000	887,651
		943,303
State of Rhineland-Palatinate
0.050%, 01/23/30	557,000	581,383

State of Schleswig-Holstein Germany
0.200%, 08/15/39	203,000	147,708

HONG KONG — 0.1%
MTR CI MTN
4.875%, H15T5Y + 0.860%, 12/24/74(A)	216,000	213,778

HUNGARY — 0.2%
Hungary Government Bond
7.000%, 10/24/35	55,750,000	194,339

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

SOVEREIGN DEBT — continued

	Face Amount	Value
6.250%, 09/23/37	$40,010,000	$133,410
		327,749
Hungary Government International Bond
6.125%, 05/22/28	324,000	330,185

ISRAEL — 0.1%
State of Israel MTN
6.250%, 11/21/27	237,000	240,900

ITALY — 0.8%
ENEL Finance International MTN
2.875%, 04/11/29	227,000	291,295

Italy Buoni Poliennali Del Tesoro
3.850%, 07/01/34	819,000	949,051
2.150%, 03/01/72	1,395,000	895,249
		1,844,300

JAPAN — 7.9%
Japan Bank for International Cooperation
4.625%, 07/02/36	752,000	729,762
Japan Government Five Year Bond
0.100%, 09/20/27	173,200,000	1,068,202
Japan Government Forty Year Bond
1.300%, 03/20/63	22,350,000	66,564
0.500%, 03/20/60	58,900,000	131,811
		198,375

Japan Government Ten Year Bond
0.400%, 06/20/33	481,950,000	2,626,152
0.100%, 12/20/28	526,550,000	3,171,693
0.100%, 09/20/28	120,700,000	730,592
0.100%, 12/20/30	114,550,000	657,571
0.100%, 12/20/27	53,050,000	325,732
0.100%, 03/20/31	23,800,000	135,738
0.100%, 09/20/27	13,700,000	84,501
0.100%, 09/20/30	5,900,000	34,094
0.100%, 09/20/29	350,000	2,075
		7,768,148

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

SOVEREIGN DEBT — continued

	Face Amount	Value
Japan Government Thirty Year Bond
3.400%, 12/20/55	$22,500,000	$123,390
2.300%, 03/20/40	24,000,000	132,799
2.300%, 12/20/35	21,150,000	126,520
2.200%, 05/20/31	22,150,000	138,708
1.800%, 11/22/32	22,400,000	135,426
1.200%, 06/20/53	381,350,000	1,252,833
0.800%, 03/20/46	7,250,000	26,745
0.400%, 06/20/49	39,800,000	116,321
0.400%, 03/20/50	2,500,000	7,084
0.300%, 06/20/46	321,050,000	1,036,384
		3,096,210

Japan Government Twenty Year Bond
2.100%, 03/20/29	50,000	315
2.000%, 12/20/30	50,000	311
1.900%, 09/20/30	377,900,000	2,347,758
1.600%, 03/20/32	22,400,000	135,173
1.300%, 06/20/35	331,050,000	1,834,504
0.600%, 06/20/37	27,600,000	134,061
0.500%, 03/20/41	435,900,000	1,809,224
0.500%, 06/20/38	29,700,000	137,234
0.400%, 03/20/36	143,200,000	711,948
0.400%, 06/20/41	18,050,000	72,881
0.300%, 06/20/39	113,450,000	489,451
0.200%, 06/20/36	27,450,000	132,339
		7,805,199

Japan Government Two Year Bond
1.400%, 05/01/28	34,000,000	211,843

Mitsui Sumitomo Insurance
3.460%, 03/05/34	121,000	134,828
2.897%, 03/05/30	306,000	346,420
		481,248

MALAYSIA — 0.4%
Malaysia Government Bond
4.457%, 03/31/53	492,000	126,010
3.917%, 07/15/55	912,000	213,179
3.519%, 04/20/28	2,999,000	747,686
		1,086,875

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

SOVEREIGN DEBT — continued

	Face Amount	Value
MEXICO — 0.4%
Mexican Bonos
8.000%, 02/21/36	$8,300,000	$449,026
8.000%, 07/31/53	2,600,000	127,235
7.500%, 05/26/33	7,400,000	403,759
		980,020
NEW ZEALAND — 0.2%
New Zealand Government Bond
4.500%, 05/15/35	770,000	450,595

NORWAY — 0.1%
Norway Government Bond
3.625%, 04/13/34	332,000	33,686
2.125%, 05/18/32	1,442,000	136,781
1.750%, 09/06/29	1,413,000	139,324
		309,791

OMAN — 0.1%
Oman Government International Bond
6.750%, 10/28/27	330,000	336,400

PANAMA — 0.1%
Panama Government International Bond
8.000%, 03/01/38	259,000	296,309

PARAGUAY — 0.1%
Paraguay Government International Bond
2.739%, 01/29/33	248,000	216,881

POLAND — 0.3%
Republic of Poland Government Bond
5.000%, 10/25/34	506,000	128,264
4.500%, 07/25/30	2,570,000	674,043
		802,307

Republic of Poland Government International Bond
5.500%, 11/16/27	108,000	109,220

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

SOVEREIGN DEBT — continued

	Face Amount	Value
ROMANIA — 0.2%
Romanian Government International Bond MTN
7.625%, 01/17/53	$276,000	$288,172
6.750%, 07/11/39	119,000	141,814
1.750%, 07/13/30	15,000	15,777
		445,763
SAUDI ARABIA — 0.3%
Saudi Government International Bond
5.125%, 01/13/28	383,000	384,636
4.750%, 01/18/28	286,000	285,756
3.450%, 02/02/61	211,000	125,225
		795,617
SINGAPORE — 0.2%
Housing & Development Board MTN
2.320%, 01/24/28	250,000	197,963

Singapore Government Bond
3.000%, 08/01/72	140,000	121,596
2.875%, 08/01/28	271,000	217,902
		339,498
SPAIN — 1.0%
CaixaBank MTN
5.673%, SOFRINDX + 1.780%, 03/15/30(A)	660,000	669,771

Enagas Financiaciones MTN
3.625%, 01/24/34	600,000	677,691

Spain Government Bond
3.500%, 05/31/29	277,000	325,483
1.450%, 10/31/71	1,000	502
0.800%, 07/30/29	1,292,000	1,407,179
		1,733,164
SUPRANATIONAL — 0.4%
European Stability Mechanism MTN
1.750%, 10/20/45	761,000	634,960

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

SOVEREIGN DEBT — continued

	Face Amount	Value
European Union MTN
3.750%, 10/12/45	$178,000	$194,147
3.625%, 12/12/40	113,000	125,522
0.700%, 07/06/51	611,000	325,253
		644,922

SWEDEN — 0.5%
Investor MTN
3.500%, 03/31/34	134,000	152,045

Sweden Government Bond
2.250%, 05/11/35	1,580,000	155,746
0.500%, 11/24/45	585,000	37,353
0.125%, 05/12/31	8,735,000	808,325
		1,001,424
SWITZERLAND — 0.6%
Swiss Confederation Government Bond
4.000%, 04/08/28	817,000	1,073,495
4.000%, 01/06/49	167,000	349,805
0.875%, 05/22/47	135,000	173,551
0.500%, 05/30/58	111,000	132,596
		1,729,447
THAILAND — 0.4%
Thailand Government Bond
4.000%, 06/17/72	9,086,000	316,737
3.390%, 06/17/37	5,348,000	177,846
3.300%, 06/17/38	3,390,000	112,065
3.150%, 06/17/50	5,986,000	179,422
2.700%, 06/17/40	4,503,000	137,353
2.000%, 12/17/31	4,385,000	134,265
		1,057,688
UNITED ARAB EMIRATES — 0.1%
UAE International Government Bond MTN
3.250%, 10/19/61	502,000	301,696

UNITED KINGDOM — 2.3%
Hammerson MTN
3.500%, 04/15/32	366,000	408,869

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

SOVEREIGN DEBT — continued

	Face Amount	Value
IG Group Holdings MTN
3.125%, 11/18/28	$111,000	$142,703

Pearson Funding MTN
6.375%, 04/28/36	137,000	185,098

United Kingdom Gilt
4.250%, 12/07/40	111,000	132,584
1.750%, 01/22/49	5,000	3,372
1.500%, 07/22/47	242,000	159,300
1.125%, 01/31/39	2,521,922	2,123,131
1.125%, 10/22/73	1,195,000	447,067
0.875%, 07/31/33	1,281,000	1,334,646
0.875%, 01/31/46	514,000	303,307
0.625%, 10/22/50	930,000	420,579
0.625%, 07/31/35	46,000	42,795
0.500%, 10/22/61	165,000	50,273
0.500%, 01/31/29	16,000	19,771
0.375%, 10/22/30	151,000	173,030
		5,209,855
Total Sovereign Debt
(Cost $112,841,386)		108,727,197

MORTGAGE-BACKED SECURITIES — 10.2%
Agency Mortgage-Backed Obligations — 9.4%
FHLMC
6.500%, 10/01/53	206,333	215,429
6.500%, 08/01/54	40,619	41,870
6.000%, 08/01/53	264,786	269,765
6.000%, 11/01/53	72,411	73,830
6.000%, 02/01/55	129,964	132,145
5.500%, 02/01/55	238,770	236,489
5.500%, 03/01/53	185,330	184,851
5.500%, 02/01/54	113,284	113,691
5.000%, 03/01/53	267,531	260,363
5.000%, 10/01/52	63,953	62,812
4.500%, 12/01/52	71,048	67,752
3.500%, 08/01/51	204,302	183,418
3.500%, 06/01/33	47,565	46,254
3.500%, 06/01/52	80,090	71,099
3.500%, 06/01/47	77,598	70,361
3.500%, 02/01/32	42,375	41,326
3.000%, 12/01/50	187,823	164,191

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
3.000%, 04/01/35	$178,110	$169,146
3.000%, 03/01/51	262,346	223,976
3.000%, 08/01/50	51,654	44,925
2.500%, 03/01/52	75,307	61,637
2.500%, 10/01/50	106,685	89,210
2.500%, 12/01/51	92,525	75,677
2.500%, 09/01/36	163,187	150,383
2.500%, 01/01/52	665,006	551,026
1.500%, 07/01/41	98,805	82,147
1.500%, 05/01/51	92,328	68,896
FHLMC Multifamily Structured Pass Through Certificates, Ser 1521, Cl A2
2.184%, 08/25/36	338,000	263,235
FHLMC Multifamily Structured Pass Through Certificates, Ser K085, Cl A2
4.060%, 10/25/28(A)	150,000	148,146
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	17,388	16,195
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	226,110	216,969
FHLMC Multifamily Structured Pass Through Certificates, Ser K1522, Cl A2
2.361%, 10/25/36	179,000	141,022
FNMA
7.000%, 12/01/53	86,356	90,528
6.500%, 09/01/53	94,296	97,201
6.500%, 01/01/54	76,678	79,040
6.500%, 01/01/53	86,149	88,803
6.000%, 11/01/55	69,332	70,795
6.000%, 08/01/53	816,356	830,519
6.000%, 09/01/54	83,310	85,050
5.500%, 07/01/53	338,177	340,201
5.500%, 08/01/53	270,884	270,846
5.500%, 12/01/52	367,698	366,734
5.500%, 02/01/55	197,666	195,778
5.500%, 01/01/56	52,403	52,291
5.000%, 11/01/53	64,976	63,201
5.000%, 07/01/47	139,493	138,249
5.000%, 10/01/52	253,501	246,967
5.000%, 10/01/53	232,340	225,201
5.000%, 12/01/52	226,003	219,747

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
4.500%, 04/01/45	$205,347	$197,778
4.500%, 03/01/47	133,823	128,508
4.500%, 07/01/53	217,743	205,256
4.000%, 02/01/51	367,682	340,601
4.000%, 03/01/53	117,340	107,447
4.000%, 08/01/32	42,816	42,049
4.000%, 04/01/44	516,366	489,039
3.500%, 11/01/48	889,110	807,582
3.000%, 02/01/47	159,387	138,663
3.000%, 11/01/33	40,887	39,286
3.000%, 06/01/52	1,164,244	994,620
2.500%, 03/01/37	248,098	228,469
2.500%, 01/01/52	338,499	281,048
2.500%, 05/01/41	128,277	113,814
2.500%, 01/01/50	1,496,042	1,231,929
2.500%, 11/01/35	71,917	66,637
2.500%, 11/01/49	484,627	399,223
2.000%, 07/01/35	49,736	45,238
2.000%, 02/01/36	52,976	47,989
2.000%, 10/01/51	1,322,676	1,040,621
2.000%, 03/01/37	450,401	407,007
2.000%, 09/01/36	207,867	188,696
2.000%, 05/01/51	400,322	316,258
2.000%, 07/01/51	170,190	134,853
2.000%, 05/01/41	297,792	256,253
2.000%, 02/01/51	840,682	662,174
2.000%, 03/01/52	1,822,484	1,430,798
1.500%, 02/01/51	455,142	339,637
1.500%, 12/01/36	367,753	326,546
FNMA, Ser M4, Cl A2
2.290%, 05/25/30(A)	200,000	184,392
GNMA
6.500%, 01/20/55	19,599	20,231
6.500%, 05/20/48	56,097	58,287
6.500%, 03/20/55	34,431	35,540
6.000%, 02/20/55	83,062	84,516
6.000%, 06/20/53	295,318	301,699
5.500%, 09/20/53	696,407	695,281
5.500%, 01/20/54	133,363	133,259
5.000%, 07/20/53	809,814	789,206
5.000%, 06/20/52	129,998	127,035
4.500%, 10/20/45	140,509	134,630
4.500%, 08/20/47	321,751	307,989

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
4.500%, 01/20/56	$188,446	$176,490
4.000%, 09/20/52	290,429	266,272
4.000%, 11/20/44	124,757	117,194
3.500%, 05/20/52	714,435	638,489
3.000%, 02/20/50	689,720	600,756
3.000%, 11/20/54	89,865	78,277
3.000%, 05/20/43	64,135	57,244
2.500%, 10/20/47	79,594	68,719
2.500%, 11/20/51	1,076,476	900,655
2.000%, 04/20/52	1,125,711	904,145
		25,687,712
Commercial Mortgage-Backed Obligation — 0.3%
BANK, Ser 2024-BNK47, Cl A5
5.716%, 06/15/57	362,000	370,112
BMO Mortgage Trust, Ser 2024-C10, Cl A5
5.478%, 11/15/57(A)	417,000	418,735
		788,847
Information Technology — 0.5%
FNMA
6.500%, 08/01/54	125,069	129,095
6.000%, 01/01/55	203,929	208,628
5.500%, 04/01/56	257,816	255,354
5.000%, 04/01/56	445,144	429,606
5.000%, 06/01/53	157,886	153,907
4.500%, 01/01/51	279,808	264,513
		1,441,103

Total Mortgage-Backed Securities
(Cost $28,655,816)		27,917,662

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds
5.125%, 08/15/56	245,000	240,827
4.750%, 08/15/55	895,000	827,910
4.750%, 02/15/56	2,708,000	2,507,439
2.250%, 08/15/46	4,168,000	2,609,722
1.875%, 11/15/51	800	418
1.750%, 08/15/41	6,454,300	4,194,539
1.375%, 08/15/50	1,161,000	541,815

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
1.250%, 05/15/50	$7,074,000	$3,207,064
		14,129,734
Total U.S. Treasury Obligations
(Cost $14,818,621)		14,129,734

ASSET-BACKED SECURITIES — 0.2%
Automotive — 0.1%
Avis Budget Rental Car Funding AESOP, Ser 2022-4A, Cl A
4.770%, 02/20/29	200,000	200,031
SBNA Auto Lease Trust, Ser 2025-A, Cl A4
4.870%, 07/20/29	130,000	130,307
		330,338
Credit Card — 0.1%
American Express Credit Account Master Trust, Ser 2023-3, Cl A
5.230%, 09/15/28	150,000	150,061

Total Asset-Backed Securities
(Cost $484,137)		480,399

SHORT-TERM INVESTMENT — 1.2%
	Shares
DWS Government Money Market Series, Institutional Shares, 3.710% (C)	3,149,647	3,149,647

Total Short-Term Investment
(Cost $3,149,647)		3,149,647

Total Investments — 99.3%
(Cost $277,242,651)		$270,980,594

A list of open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australian 10-Year Bonds	26	Sep-2026	$2,001,216	$1,993,999	$(4,863)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Canadian 10-Year Bonds	31	Dec-2026	$2,636,117	$2,621,451	$(8,846)
Long GILT 10-Year Bonds	21	Dec-2026	2,465,932	2,451,105	(519)
U.S. 10-Year Treasury Notes	15	Dec-2026	1,620,882	1,614,844	(6,038)
			$8,724,147	$8,681,399	$(20,266)
Short Contracts
Japanese 10-Year Bonds	(2)	Sep-2026	$(1,576,379)	$(1,577,089)	$2,497
			$7,147,768	$7,104,310	$(17,769)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Bank of America	09/02/26	NZD	764,964	USD	449,300	$(3,291)
Barclays PLC	09/02/26	CAD	1,544	USD	1,101	(13)
Barclays PLC	09/02/26	USD	6,210	PLN	23,130	(3)
Barclays PLC	09/02/26	GBP	9,354	USD	12,628	(47)
Barclays PLC	09/02/26	USD	18,395	EUR	16,152	366
Barclays PLC	09/02/26	PLN	23,130	USD	6,109	(98)
Barclays PLC	09/02/26	CHF	1,292,345	USD	1,606,223	7,478
Barclays PLC	09/02/26	NOK	2,904,580	USD	304,575	(6,283)
Barclays PLC	09/02/26	JPY	12,257,245	USD	78,015	1,287
Barclays PLC	10/05/26	USD	31,903	CAD	44,167	16
BNP Paribas	09/02/26	USD	1,089	CHF	887	9
BNP Paribas	09/02/26	GBP	15,623	USD	20,872	(298)
BNP Paribas	09/02/26	MYR	4,161,387	USD	1,019,233	(14,395)
BNP Paribas	09/02/26	AUD	5,530,044	USD	3,887,997	(74,829)
BNP Paribas	10/05/26	EUR	53,164,927	USD	61,998,030	159,520
BNP Paribas	09/02/26	EUR	956	USD	1,102	(9)
BNP Paribas	09/02/26	HUF	89,592,398	USD	283,759	(1,138)
BNP Paribas	10/05/26	DKK	2,515,877	USD	392,675	1,054
Citigroup	09/02/26	USD	330,093	EUR	282,736	(1,682)
Deutsche Bank	10/05/26	NZD	764,964	USD	456,013	2,995
Goldman Sachs	09/02/26	SGD	8,477	USD	6,622	(47)
Goldman Sachs	09/02/26	USD	23,584	JPY	3,753,625	(87)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs	09/02/26	JPY	2,944,599	USD	18,654	$221
Goldman Sachs	10/08/26	CNY	197,160,548	USD	29,407,613	200,766
Goldman Sachs	09/02/26	CNY	2,922,370	USD	433,591	(1,295)
Goldman Sachs	10/05/26	CAD	9,120	USD	6,591	—
Goldman Sachs	10/05/26	PLN	2,923,137	USD	785,773	1,361
HSBC	09/02/26	USD	20,634	AUD	29,600	577
HSBC	09/02/26	USD	32,408	GBP	24,409	666
HSBC	09/02/26	USD	85,732	CNY	575,987	(18)
HSBC	09/02/26	USD	1,060,512	CAD	1,490,578	14,980
HSBC	10/05/26	GBP	6,720,473	USD	9,129,171	22,489
HSBC	09/02/26	GBP	6,384	USD	8,637	(13)
HSBC	10/05/26	CAD	9,211,740	USD	6,661,590	4,472
HSBC	09/02/26	CAD	194,840	USD	138,964	(1,618)
HSBC	10/05/26	SGD	689,227	USD	543,817	298
HSBC	10/05/26	SEK	9,707,785	USD	1,021,684	6,096
HSBC	10/05/26	MXN	15,741,812	USD	925,187	1,551
HSBC	10/05/26	THB	31,813,829	USD	967,774	5,698
HSBC	10/05/26	JPY	3,256,877,344	USD	20,467,305	23,046
HSBC	10/06/26	AUD	5,672,375	USD	4,078,327	15,708
Midland Walwyn Capital Inc.	09/02/26	USD	1,643	SGD	2,100	9
Midland Walwyn Capital Inc.	09/02/26	DKK	2,928,702	USD	452,034	(3,054)
Midland Walwyn Capital Inc.	09/02/26	GBP	812	USD	1,104	4
Midland Walwyn Capital Inc.	09/02/26	GBP	7,059,788	USD	9,493,945	(72,034)
Midland Walwyn Capital Inc.	09/02/26	SEK	9,707,785	USD	1,019,552	5,964
Midland Walwyn Capital Inc.	09/02/26	THB	31,813,829	USD	954,525	(4,879)
Midland Walwyn Capital Inc.	09/02/26	EUR	52,981,567	USD	61,081,601	(459,038)
Midland Walwyn Capital Inc.	09/02/26	CNY	193,562,796	USD	28,755,719	(48,911)
Midland Walwyn Capital Inc.	09/02/26	JPY	3,245,429,125	USD	20,275,162	(40,513)
Midland Walwyn Capital Inc.	10/05/26	USD	26,540	GBP	19,432	(208)
Morgan Stanley	09/02/26	GBP	8,273	USD	11,218	8
Morgan Stanley	09/02/26	GBP	7,020	USD	9,393	(119)
Morgan Stanley	10/05/26	CAD	2,864	USD	2,070	—
Morgan Stanley	09/02/26	CAD	14,078	USD	10,014	(143)
Morgan Stanley	09/02/26	USD	33,238	PLN	126,274	648
Morgan Stanley	09/02/26	USD	33,780	EUR	29,228	169

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley	09/02/26 -10/06/26	USD	60,090	AUD	84,477	$424
Morgan Stanley	09/02/26	USD	63,652	DKK	412,825	497
Morgan Stanley	09/02/26	AUD	74,835	USD	52,948	(678)
Morgan Stanley	09/02/26	CNY	1,251,369	USD	185,648	(572)
Morgan Stanley	09/02/26 -10/05/26	CHF	1,573,331	USD	1,961,497	8,198
Morgan Stanley	09/02/26	PLN	3,049,411	USD	814,582	(3,723)
Morgan Stanley	10/05/26	NOK	2,904,580	USD	311,787	1,075
Morgan Stanley	10/05/26	HUF	89,592,398	USD	285,549	1,059
RBC	09/02/26	CAD	10,491,857	USD	7,485,458	(84,698)
RBC	09/02/26	MXN	15,741,812	USD	905,715	(20,467)
Standard Bank	09/02/26	USD	66,555	EUR	57,318	22
Standard Bank	09/02/26	AUD	123,152	USD	86,206	(2,045)
Standard Chartered	09/02/26	USD	487,155	GBP	362,373	3,858
Standard Chartered	09/02/26	EUR	567,838	USD	654,622	(4,949)
Standard Chartered	10/05/26	MYR	4,161,387	USD	1,033,517	(1,268)
State Street	09/02/26	SGD	682,850	USD	533,396	(3,816)
						$(363,690)

Percentages are based on Net Assets of $272,938,133.

(1)	No Interest Rate Available.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.

(C)	The rate reported is the 7-day effective yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2026

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$116,575,955	$–	$116,575,955
Sovereign Debt	–	108,727,197	–	108,727,197
Mortgage-Backed Securities	–	27,917,662	–	27,917,662
U.S. Treasury Obligations	–	14,129,734	–	14,129,734
Asset-Backed Securities	–	480,399	–	480,399
Short-Term Investment	3,149,647	–	–	3,149,647
Total Investments in Securities	$3,149,647	$267,830,947	$–	$270,980,594

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$–	$2,497	$–	$2,497
Unrealized Depreciation	–	(20,266)	–	(20,266)
Forward Contracts^
Unrealized Appreciation	–	492,589	–	492,589
Unrealized Depreciation	–	(856,279)	–	(856,279)
Total Other Financial Instruments	$–	$(381,459)	$–	$(381,459)

^	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

AUGUST 31, 2026

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 95.4%

	Shares	Value
EQUITY FUNDS — 95.4%
AQR Alternative Risk Premia Fund, Cl R6 *	27,843	$488,921
AQR Diversified Arbitrage Fund, Cl R6 *(A)	200,446	2,659,921
AQR Managed Futures Strategy Fund, Cl R6 *(A)	206,720	2,240,844
AQR Style Premia Alternative Fund, Cl R6 *(A)	166,809	1,756,500
Stone Ridge Diversified Alternatives Fund, Cl I *(A)	167,950	1,783,632
Total Registered Investment Companies
(Cost $7,231,659)		8,929,818

SHORT-TERM INVESTMENT — 9.6%
DWS Government Money Market Series, Institutional Shares, 3.710% (B)	904,262	904,262

Total Short-Term Investment
(Cost $904,262)		904,262
Total Investments — 105.0%
(Cost $8,135,921)		$9,834,080

Percentages are based on Net Assets of $9,361,656.

*	Non-income producing security.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2026.

As of August 31, 2026, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC SECTOR MOMENTUM ETF

AUGUST 31, 2026

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 100.3%

	Shares	Value
EQUITY FUNDS — 100.3%
State Street Energy Select Sector SPDR ETF (A)	353,833	$22,631,159
State Street Health Care Select Sector SPDR ETF	25,135	4,286,523
State Street Industrial Select Sector SPDR ETF (A)	88,617	15,519,495
State Street Materials Select Sector SPDR ETF (A)	155,743	8,206,099
State Street Real Estate Select Sector SPDR ETF	91,377	4,030,639
State Street Technology Select Sector SPDR ETF (A)	107,486	20,046,139
Total Registered Investment Companies
(Cost $68,707,249)		74,720,054
Total Investments — 100.3%
(Cost $68,707,249)		$74,720,054

Percentages are based on Net Assets of $74,517,330.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

As of August 31, 2026, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

ADR — American Depositary Receipt
Cl — Class

DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund

EUAMDB01 — EURIBOR ICE Swap Rate 1 Year
EUR003M — Euribor 3 Month

EUSA1 — EUR Swap Annual 1 Yr

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

GUKG5 — United Kingdom Government Bonds 5 Year Note Generic Bid Yield

H15T1Y — US Treasury Yield Curve Constant Maturity Rate 1 Year

H15T5Y — US Treasury Yield Curve Constant Maturity Rate 5 Year

IFSC— International Financial Service Centre

Min. — Minimum

MTN — Medium Term Note

NVDR — Non-Voting Depositary Receipt

NYRT — Nyilvánosan működő Részvénytársaság (public limited company)

OAT — Obligations Assimilables du Tresor

Pty — Proprietary

RB — Revenue Bond

S&P— Standard & Poor's

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate Index

SONIO/N — Sterling Overnight Index Average

SPDR — Standard & Poor's Depository Receipt

TSFR3M — 3 Month

CME Term Secured

US0003M — 3 Month USD Swap Rate

Vol — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

 AUGUST 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$442,879,769	$242,693,809	$410,042,077	$193,953,574
Foreign Currency, at Value ††	–	280,518	356,165	–
Dividends and Interest Receivable	270,587	108,152	228,668	6,571
Receivable for Capital Shares Sold	213,489	122,911	221,275	40,702
Receivable for Investment Securities Sold	96,430	–	63,442	–
Cash Collateral on Futures Contracts	68,488	286,293	253,206	–
Unrealized Appreciation on Futures
Contracts	7,028	12,393	11,757	–
Reclaim Receivable	671	222,160	164,323	–
Prepaid Expenses	5,273	3,430	5,185	2,832
Total Assets	443,541,735	243,729,666	411,346,098	194,003,679

Liabilities:
Payable for Capital Shares Redeemed	302,402	210,788	296,978	99,921
Payable Due to Adviser	119,527	63,996	129,480	23,855
Shareholder Servicing Fees Payable	89,291	47,834	82,065	37,674
Payable for Investment Securities Purchased	52,519	–	28,654	–
Audit Fees Payable	21,500	21,500	21,500	21,500
Payable Due to Administrator	10,856	5,844	10,003	4,673
Chief Compliance Officer Fees Payable	5,573	2,960	5,111	2,380
Trustees' Fees Payable	5,101	5,101	5,101	5,101
Unrealized Depreciation on Spot Currency Contracts	–	38	24	–
Unrealized Depreciation on Futures Contracts	–	19,702	15,302	–
ReFlow Fees Payable (Note 2)	–	–	–	1,446
Accrued Foreign Capital Gain Tax	–	18,216	43	–
Other Accrued Expenses	62,141	54,851	88,119	40,397
Total Liabilities	668,910	450,830	682,380	236,947

Commitments and Contingencies ‡

Net Assets	$442,872,825	$243,278,836	$410,663,718	$193,766,732
† Cost of Investments	$200,885,813	$125,357,796	$202,272,684	$113,479,738
†† Cost of Foreign Currency	–	275,830	351,722	–

Net Assets Consist of:
Paid-in Capital	$178,283,253	$109,167,936	$175,336,279	$108,346,972
Total Distributable Earnings	264,589,572	134,110,900	235,327,439	85,419,760
Net Assets	$442,872,825	$243,278,836	$410,663,718	$193,766,732

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES- continued

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	25,335,186	14,136,360	25,681,000	9,080,387
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$17.48	$17.21	$15.99	$21.34

‡	See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$160,180,637	$40,052,831	$270,980,594	$9,834,080
Foreign Currency, at Value ††	–	–	31,458	–
Receivable for Investment Securities Sold	2,596,535	–	11,027,721	–
Dividends and Interest Receivable	1,303,927	1,502	2,625,484	1,358
Receivable for Capital Shares Sold	396,116	10,492	272,306	–
Reclaim Receivable	203	–	28,360	–
Cash Collateral on Futures Contracts	–	–	336,769	–
Unrealized Appreciation on Futures Contracts	–	–	2,497	–
Unrealized Appreciation on Spot
Currency Contracts	–	–	7,091	–
Unrealized Appreciation on Forward Foreign Currency Contracts	–	–	492,592	–
Reimbursement from Adviser	–	8,286	–	12,643
Variation Margin Receivable	–	–	2,885	–
Prepaid Expenses	2,287	1,540	3,791	1,248
Total Assets	164,479,705	40,074,651	285,811,548	9,849,329

Liabilities:
Payable for Investment Securities Purchased	2,455,695	–	11,414,083	437,000
Payable for Capital Shares Redeemed	227,821	38,405	81,577	1,627
Shareholder Servicing Fees Payable	32,200	7,894	54,781	1,600
Audit Fees Payable	21,500	21,500	21,500	21,500
Payable Due to Adviser	12,388	–	34,764	–
Trustees' Fees Payable	5,101	5,101	5,101	5,101
Payable Due to Administrator	3,911	965	6,587	211
Chief Compliance Officer Fees Payable	1,999	493	3,364	108
Custodian Fees Payable	1,336	–	–	–
Income Distributions Payable	65	–	–	–
Unrealized Depreciation on Forward Foreign Currency Contracts	–	–	856,282	–
Unrealized Depreciation on Spot Currency Contracts	–	–	269,158	–
Unrealized Depreciation on Futures Contracts	–	–	20,266	–
Payable for Variation Margin	–	–	8,648	–
Other Accrued Expenses	52,634	22,901	97,304	20,526
Total Liabilities	2,814,650	97,259	12,873,415	487,673

Commitments and Contingencies ‡

Net Assets	$161,665,055	$39,977,392	$272,938,133	$9,361,656
† Cost of Investments	$164,330,843	$40,521,519	$277,242,651	$8,135,921
†† Cost of Foreign Currency	–	–	31,315	–

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES- continued

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Net Assets Consist of:
Paid-in Capital	$182,827,651	$41,386,940	$314,018,774	$9,087,811
Total Distributable Earnings (Loss)	(21,162,596)	(1,409,548)	(41,080,641)	273,845
Net Assets	$161,665,055	$39,977,392	$272,938,133	$9,361,656

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	17,324,008	4,041,279	29,920,907	687,712
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$9.33	$9.89	$9.12	$13.61

‡	See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

STATEMENT OF ASSETS AND LIABILITIES

Sector Momentum ETF
Assets:
Investments, at Value †	$74,720,054
Receivable for Capital Shares Sold	1,168,911
Total Assets	75,888,965

Liabilities:
Payable for Investment Securities Purchased	1,167,254
Due to Custodian	120,368
Payable Due to Adviser	55,844
Offering Costs Payable	28,169
Total Liabilities	1,371,635

Commitments and Contingencies ‡

Net Assets	$74,517,330
† Cost of Investments	$68,707,249

Net Assets Consist of:
Paid-in Capital	$69,441,633
Total Distributable Earnings	5,075,697
Net Assets	$74,517,330

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,550,000
Net Asset Value, Offering and Redemption Price Per Share	$29.22

‡	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE YEAR ENDED AUGUST 31, 2026

STATEMENTS OF OPERATIONS

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$5,590,052	$7,430,196	$7,842,159	$3,298,083
Interest Income	–	10,631	–	–
Less: Foreign Taxes Withheld	(6,417)	(383,864)	(273,266)	–
Total Investment Income	5,583,635	7,056,963	7,568,893	3,298,083

Expenses:
Investment Advisory Fees	2,332,429	1,621,204	2,506,383	1,096,974
Shareholder Servicing Fees	502,059	278,686	472,727	204,666
Administration Fees	121,867	67,176	114,345	49,986
Trustees' Fees	19,593	19,593	19,593	19,593
Chief Compliance Officer Fees	12,283	6,703	11,410	5,174
Legal Fees	49,337	27,066	46,258	20,123
Printing Fees	46,690	29,592	45,387	19,887
Registration Fees	44,257	25,449	42,543	19,527
Transfer Agent Fees	28,616	40,906	30,329	44,543
Custodian Fees	25,775	78,485	92,733	7,194
Audit Fees	22,713	22,713	22,713	21,713
Reflow Fees (Note 2)	–	–	–	20,727
Insurance and Other Expenses	55,727	43,565	56,692	45,739

Total Expenses	3,261,346	2,261,138	3,461,113	1,575,846
Recoupment of Previously Waived and Reimbursed Fees	–	15,731	–	–

Less:
Waiver of Investment Advisory Fees	(810,130)	(731,864)	(992,798)	(644,450)
Reimbursement by Investment Adviser	(54,233)	(60,234)	(68,427)	(107,303)
Net Expenses	2,396,983	1,484,771	2,399,888	824,093

Net Investment Income	3,186,652	5,572,192	5,169,005	2,473,990

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE YEAR ENDED AUGUST 31, 2026

STATEMENTS OF OPERATIONS- continued

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized Gain (Loss) on:
Investments	$23,459,314	$17,911,486	$29,328,306	$–
Futures Contracts	121,158	(30,819)	(49,541)	–
Foreign Currency Transactions	–	(81,000)	(73,606)	–
Capital Gain Distributions from
Registered Investment Companies	169,980	2,505,128	2,328,646	4,631,992
Redemptions In-Kind	–	–	–	6,060,746
Net Realized Gain	23,750,452	20,304,795	31,533,805	10,692,738
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	44,695,578	29,877,606	41,691,755	25,010,909
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	(6,436)	(43)	–
Futures Contracts	(36,994)	66,776	33,036	–
Foreign Currency Translation of other Assets and Liabilities Denominated in Foreign Currencies	–	(8,780)	31	–
Net Change in Unrealized Appreciation (Depreciation)	44,658,584	29,929,166	41,724,779	25,010,909
Net Realized and Unrealized Gain	68,409,036	50,233,961	73,258,584	35,703,647
Net Increase in Net Assets Resulting from Operations	$71,595,688	$55,806,153	$78,427,589	$38,177,637

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE YEAR ENDED AUGUST 31, 2026

STATEMENTS OF OPERATIONS

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$45,653	$1,221,602	$218,998	$273,567
Interest Income	7,542,845	–	9,783,021	–
Less: Foreign Taxes Withheld	(523)	–	(30,389)	–
Total Investment Income	7,587,975	1,221,602	9,971,630	273,567

Expenses:
Investment Advisory Fees	740,358	174,911	1,408,957	104,992
Shareholder Servicing Fees	199,548	46,344	324,168	9,669
Administration Fees	47,298	11,148	77,877	2,359
Trustees' Fees	19,593	19,593	19,593	19,593
Chief Compliance Officer Fees	4,609	1,127	7,721	233
Transfer Agent Fees	25,174	27,132	24,295	23,858
Audit Fees	21,713	21,713	21,713	21,713
Printing Fees	21,619	5,091	29,910	1,968
Registration Fees	19,561	6,066	29,292	3,187
Legal Fees	19,070	4,492	31,394	960
Custodian Fees	17,694	2,931	111,624	1,266
Insurance and Other Expenses	101,275	31,934	158,459	30,355

Total Expenses	1,237,512	352,482	2,245,003	220,153

Less:
Waiver of Investment Advisory Fees	(213,633)	(77,796)	(487,354)	(80,389)
Reimbursement by Investment Adviser	(192,079)	(121,637)	(198,538)	(99,059)
Net Expenses	831,800	153,049	1,559,111	40,705

Net Investment Income	6,756,175	1,068,553	8,412,519	232,862

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE YEAR ENDED AUGUST 31, 2026

STATEMENTS OF OPERATIONS- continued

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Net Realized Gain (Loss) on:
Investments	$30,155	$159,155	$2,155,365	$225,246
Futures Contracts	–	–	(113,625)	–
Foreign Currency Transactions	–	–	92,549	–
Swap Contracts	–	–	(273,691)	–
Forward Foreign Currency Contracts	–	–	2,149,549	–
Net Realized Gain	30,155	159,155	4,010,147	225,246
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,596,976)	(237,524)	(9,628,269)	707,515
Futures Contracts	–	–	(17,769)	–
Swap Contracts	–	–	212,775	–
Forward Foreign Currency Contracts.	–	–	2,065,483	–
Foreign Currency Translation of other
Assets and Liabilities Denominated in Foreign Currencies	–	–	(568,557)	–
Net Change in Unrealized Appreciation (Depreciation)	(3,596,976)	(237,524)	(7,936,337)	707,515
Net Realized and Unrealized Gain (Loss)	(3,566,821)	(78,369)	(3,926,190)	932,761
Net Increase in Net Assets Resulting from Operations	$3,189,354	$990,184	$4,486,329	$1,165,623

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE PERIOD ENDED AUGUST 31, 2026

STATEMENT OF OPERATIONS

Sector Momentum ETF(1)
Investment Income:
Dividend Income	$615,020
Total Investment Income	615,020

Expenses:
Investment Advisory Fees	287,289
Offering Costs	51,613
Total Expenses	338,902

Net Investment Income	276,118

Net Realized Gain (Loss) on:
Investments(2)	2,518,895
Net Realized Gain	2,518,895
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,012,805
Net Change in Unrealized Appreciation (Depreciation)	6,012,805
Net Realized and Unrealized Gain	8,531,700
Net Increase in Net Assets Resulting from Operations	$8,807,818

(1)	Commenced operations on September 9, 2025.

(2)	Includes Realized Gain (Loss) as a result of in-kind transactions. (See Note 7 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	US Equity Fund
	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations:
Net Investment Income	$3,186,652	$3,829,025
Net Realized Gain	23,750,452	35,626,624
Net Change in Unrealized Appreciation	44,658,584	6,402,253
Net Increase in Net Assets Resulting from Operations	71,595,688	45,857,902

Distributions	(24,581,842)	(58,904,445)

Capital Share Transactions:
Class I Shares:
Issued	40,447,482	54,606,178
Reinvestment of Distributions	24,575,140	58,883,422
Redeemed	(78,340,267)	(152,567,718)*
Net Class I Share Transactions	(13,317,645)	(39,078,118)
Net Decrease in Net Assets from Share Transactions	(13,317,645)	(39,078,118)
Total Increase (Decrease) in Net Assets	33,696,201	(52,124,661)

Net Assets:
Beginning of Year	409,176,624	461,301,285
End of Year	$442,872,825	$409,176,624

Share Transactions:
Class I Shares:
Issued	2,486,421	3,525,097
Reinvestment of Distributions	1,601,027	4,084,512
Redeemed	(4,813,585)	(9,838,011)*
Net Decrease in Shares Outstanding from Share Transactions	(726,137)	(2,228,402)

*	Includes redemption in-kind transactions. See additional information contained in Note 2.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Fund
	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations:
Net Investment Income	$5,572,192	$6,076,990
Net Realized Gain	20,304,795	11,225,078
Net Change in Unrealized Appreciation	29,929,166	18,101,279
Net Increase in Net Assets Resulting from Operations	55,806,153	35,403,347

Distributions	(14,586,304)	(6,846,838)

Capital Share Transactions:
Class I Shares:
Issued	19,665,117	18,967,816
Reinvestment of Distributions	14,584,414	6,845,623
Redeemed	(56,170,698)	(61,665,551)
Net Class I Share Transactions	(21,921,167)	(35,852,112)
Net Decrease in Net Assets from Share Transactions	(21,921,167)	(35,852,112)
Total Increase (Decrease) in Net Assets	19,298,682	(7,295,603)

Net Assets:
Beginning of Year	223,980,154	231,275,757
End of Year	$243,278,836	$223,980,154

Share Transactions:
Class I Shares:
Issued	1,251,066	1,491,416
Reinvestment of Distributions	995,328	586,098
Redeemed	(3,588,748)	(4,775,880)
Net Decrease in Shares Outstanding from Share Transactions	(1,342,354)	(2,698,366)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Global Equity Fund
	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations:
Net Investment Income	$5,169,005	$6,228,903
Net Realized Gain	31,533,805	37,557,216
Net Change in Unrealized Appreciation	41,724,779	6,877,881
Net Increase in Net Assets Resulting from Operations	78,427,589	50,664,000

Distributions	(33,036,767)	(58,966,351)

Capital Share Transactions:
Class I Shares:
Issued	34,564,837	31,532,797
Reinvestment of Distributions	33,036,767	58,949,593
Redeemed	(91,608,856)	(119,531,754)
Net Class I Share Transactions	(24,007,252)	(29,049,364)
Net Decrease in Net Assets from Share Transactions	(24,007,252)	(29,049,364)
Total Increase (Decrease) in Net Assets	21,383,570	(37,351,715)

Net Assets:
Beginning of Year	389,280,148	426,631,863
End of Year	$410,663,718	$389,280,148

Share Transactions:
Class I Shares:
Issued	2,326,198	2,324,821
Reinvestment of Distributions	2,388,260	4,645,562
Redeemed	(6,192,348)	(8,687,626)
Net Decrease in Shares Outstanding from Share Transactions	(1,477,890)	(1,717,243)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Tax-Managed Global Equity Fund
	Year Ended August 31, 2026		Year Ended August 31, 2025
Operations:
Net Investment Income	$2,473,990		$2,625,506
Net Realized Gain	10,692,738		10,042,276
Net Change in Unrealized Appreciation	25,010,909		7,731,248
Net Increase in Net Assets Resulting from Operations	38,177,637		20,399,030

Distributions	(5,829,885)		(5,217,417)

Capital Share Transactions:
Class I Shares:
Issued	40,874,253		31,828,686
Reinvestment of Distributions	5,829,885		5,200,375
Redeemed	(41,778,046	)*	(44,694,159)*
Net Class I Share Transactions	4,926,092		(7,665,098)
Net Increase (Decrease) in Net Assets from Share Transactions	4,926,092		(7,665,098)
Total Increase in Net Assets	37,273,844		7,516,515

Net Assets:
Beginning of Year	156,492,888		148,976,373
End of Year	$193,766,732		$156,492,888

Share Transactions:
Class I Shares:
Issued	2,124,951		1,966,460
Reinvestment of Distributions	319,179		335,097
Redeemed	(2,172,119	)*	(2,765,895)*
Net Increase (Decrease) in Shares Outstanding from Share Transactions	272,011		(464,338)

*	Includes redemption in-kind transactions. See additional information contained in Note 2.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	US Systematic Fixed Income Fund
	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations:
Net Investment Income	$6,756,175	$7,730,336
Net Realized Gain (Loss)	30,155	(155,750)
Net Change in Unrealized Depreciation	(3,596,976)	(2,608,005)
Net Increase in Net Assets Resulting from Operations	3,189,354	4,966,581

Distributions	(6,994,335)	(7,327,922)

Capital Share Transactions:
Class I Shares:
Issued	28,336,523	19,496,876
Reinvestment of Distributions	6,994,237	7,327,344
Redeemed	(33,164,169)	(38,288,377)
Net Class I Share Transactions	2,166,591	(11,464,157)
Net Increase (Decrease) in Net Assets from Share Transactions	2,166,591	(11,464,157)
Total Decrease in Net Assets	(1,638,390)	(13,825,498)

Net Assets:
Beginning of Year	163,303,445	177,128,943
End of Year	$161,665,055	$163,303,445

Share Transactions:
Class I Shares:
Issued	2,962,161	2,051,855
Reinvestment of Distributions	732,793	770,785
Redeemed	(3,466,064)	(4,025,968)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	228,890	(1,203,328)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Municipal Fixed Income Fund
	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations:
Net Investment Income	$1,068,553	$842,630
Net Realized Gain (Loss)	159,155	(518,871)
Net Change in Unrealized Appreciation (Depreciation)	(237,524)	40,698
Net Increase in Net Assets Resulting from Operations	990,184	364,457

Distributions	(1,068,934)	(843,508)

Capital Share Transactions:
Class I Shares:
Issued	9,938,799	7,561,751
Reinvestment of Distributions	1,068,867	842,840
Redeemed	(6,788,871)	(8,055,715)
Net Class I Share Transactions	4,218,795	348,876
Net Increase in Net Assets from Share Transactions	4,218,795	348,876
Total Increase (Decrease) in Net Assets	4,140,045	(130,175)

Net Assets:
Beginning of Year	35,837,347	35,967,522
End of Year	$39,977,392	$35,837,347

Share Transactions:
Class I Shares:
Issued	988,143	760,043
Reinvestment of Distributions	106,489	84,855
Redeemed	(676,564)	(809,442)
Net Increase in Shares Outstanding from Share Transactions	418,068	35,456

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Global Systematic Fixed Income Fund
	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations:
Net Investment Income	$8,412,519	$10,598,459
Net Realized Gain (Loss)	4,010,147	(2,365,052)
Net Change in Unrealized Depreciation	(7,936,337)	(704,160)
Net Increase in Net Assets Resulting from Operations	4,486,329	7,529,247

Distributions	(9,760,048)	(6,954,198)

Capital Share Transactions:
Class I Shares:
Issued	48,851,077	32,253,251
Reinvestment of Distributions	9,760,048	6,953,514
Redeemed	(41,999,602)	(60,190,384)
Net Class I Share Transactions	16,611,523	(20,983,619)
Net Increase (Decrease) in Net Assets from Share Transactions	16,611,523	(20,983,619)
Total Increase (Decrease) in Net Assets	11,337,804	(20,408,570)

Net Assets:
Beginning of Year	261,600,329	282,008,899
End of Year	$272,938,133	$261,600,329

Share Transactions:
Class I Shares:
Issued	5,296,563	3,503,714
Reinvestment of Distributions	1,064,586	758,511
Redeemed	(4,560,005)	(6,528,666)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,801,144	(2,266,441)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Alternatives Fund
	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations:
Net Investment Income	$232,862	$177,442
Net Realized Gain	225,246	27,301
Net Change in Unrealized Appreciation	707,515	365,226
Net Increase in Net Assets Resulting from Operations	1,165,623	569,969

Distributions	(239,033)	(174,234)

Capital Share Transactions:
Class I Shares:
Issued	2,311,700	1,967,049
Reinvestment of Distributions	239,033	174,234
Redeemed	(2,230,305)	(1,186,522)
Net Class I Share Transactions	320,428	954,761
Net Increase in Net Assets from Share Transactions	320,428	954,761
Total Increase in Net Assets	1,247,018	1,350,496

Net Assets:
Beginning of Year	8,114,638	6,764,142
End of Year	$9,361,656	$8,114,638

Share Transactions:
Class I Shares:
Issued	178,558	167,136
Reinvestment of Distributions	19,433	15,270
Redeemed	(176,654)	(101,483)
Net Increase in Shares Outstanding from Share Transactions	21,337	80,923

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENT OF CHANGES IN NET ASSETS

Sector Momentum ETF
Period Ended August 31, 2026 (1)
Operations:
Net Investment Income	$276,118
Net Realized Gain	2,518,895
Net Change in Unrealized Appreciation	6,012,805
Net Increase in Net Assets Resulting from Operations	8,807,818

Distributions	(89,238)

Capital Share Transactions:
Investor Shares:
Issued	117,954,153
Redeemed	(52,155,403)
Net Investor Share Transactions	65,798,750
Net Increase in Net Assets from Share Transactions	65,798,750
Total Increase in Net Assets	74,517,330

Net Assets:
Beginning of Period	—
End of Period	$74,517,330

Share Transactions:
Investor Shares:
Issued	4,490,000
Reinvestment of Distributions	—
Redeemed	(1,940,000)
Net Increase in Shares Outstanding from Share Transactions	2,550,000

(1)	Commenced operations on September 9, 2025.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$15.70	$16.31	$13.45	$12.65	$14.91
Income from Operations:
Net Investment Income(1)	0.12	0.14	0.15	0.18	0.14
Net Realized and Unrealized Gain (Loss)	2.62	1.54	3.28	1.09	(1.38)
Total from Operations	2.74	1.68	3.43	1.27	(1.24)

Dividends and Distributions:
Net Investment Income	(0.12)	(0.13)	(0.19)	(0.15)	(0.11)
Net Realized Gain	(0.84)	(2.16)	(0.38)	(0.32)	(0.91)
Total Dividends and Distributions	(0.96)	(2.29)	(0.57)	(0.47)	(1.02)
Net Asset Value, End of Year	$17.48	$15.70	$16.31	$13.45	$12.65
Total Return†	18.35%	11.61%	26.27%	10.48%	(9.04)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$442,873	$409,177	$461,301	$529,617	$524,023
Ratio of Expenses to Average Net Assets(2)	0.57%	0.55%‡	0.55%	0.55%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Waivers) (2)	0.77%	0.77%	0.79%	0.77%	0.77%
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.75%	0.92%	1.03%	1.41%	1.02%
Portfolio Turnover Rate	15%	18%	33%	35%	26%

(1)	Per share data calculated using average shares method.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived and reimbursed fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$14.47	$12.72	$11.23	$10.41	$13.04
Income from Operations:
Net Investment Income(1)	0.37	0.36	0.31	0.29	0.35
Net Realized and Unrealized Gain (Loss)	3.34	1.79	1.60	0.79	(2.68)
Total from Operations	3.71	2.15	1.91	1.08	(2.33)

Dividends and Distributions:
Net Investment Income	(0.40)	(0.40)	(0.42)	(0.26)	(0.30)
Net Realized Gain	(0.57)	—	—	—	—
Total Dividends and Distributions	(0.97)	(0.40)	(0.42)	(0.26)	(0.30)
Net Asset Value, End of Year	$17.21	$14.47	$12.72	$11.23	$10.41
Total Return†	26.91%	17.68%	17.37%	10.52%	(18.28)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$243,279	$223,980	$231,276	$272,167	$264,785
Ratio of Expenses to Average Net Assets(2)	0.64%‡	0.65%‡	0.65%	0.65%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees) (2)	0.97%	0.96%	1.02%	0.98%	0.97%
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.39%	2.80%	2.66%	2.70%	2.96%
Portfolio Turnover Rate	15%	17%	29%	40%	35%

(1)	Per share data calculated using average shares method.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived and reimbursed fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$14.33	$14.77	$12.51	$11.78	$14.15
Income from Operations:
Net Investment Income(1)	0.19	0.22	0.22	0.24	0.25
Net Realized and Unrealized Gain (Loss)	2.72	1.52	2.53	0.90	(1.95)
Total from Operations	2.91	1.74	2.75	1.14	(1.70)

Dividends and Distributions:
Net Investment Income	(0.20)	(0.23)	(0.30)	(0.20)	(0.20)
Net Realized Gain	(1.05)	(1.95)	(0.19)	(0.21)	(0.47)
Total Dividends and Distributions	(1.25)	(2.18)	(0.49)	(0.41)	(0.67)
Net Asset Value, End of Year	$15.99	$14.33	$14.77	$12.51	$11.78
Total Return†	21.83%	13.98%	22.57%	10.09%	(12.63)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$410,664	$389,280	$426,632	$498,515	$498,403
Ratio of Expenses to Average Net Assets(2)	0.60%	0.56%‡	0.56%	0.56%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Waivers) (2)	0.87%	0.85%	0.90%	0.89%	0.87%
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.30%	1.59%	1.68%	1.98%	1.88%
Portfolio Turnover Rate	17%	21%	31%	35%	32%

(1)	Per share data calculated using average shares method.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived and reimbursed fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$17.77	$16.07	$13.56		$12.33		$14.44
Income from Operations:
Net Investment Income(1)	0.28	0.29	0.28		0.23		0.28
Net Realized and Unrealized Gain (Loss)	3.95	1.98	2.54		1.22		(2.16)
Total from Operations	4.23	2.27	2.82		1.45		(1.88)

Dividends and Distributions:
Net Investment Income	(0.30)	(0.27)	(0.29)		(0.22)		(0.23)
Net Realized Gain	(0.36)	(0.30)	(0.02)		—		—
Total Dividends and Distributions	(0.66)	(0.57)	(0.31)		(0.22)		(0.23)
Net Asset Value, End of Year	$21.34	$17.77	$16.07		$13.56		$12.33
Total Return†	24.46%	14.72%	21.08%		11.91%		(13.28)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$193,767	$156,493	$148,976		$138,971		$121,582
Ratio of Expenses to Average Net Assets(2)	0.47%	0.42%	0.42	%(3)	0.42	%(3)	0.42%
Ratio of Expenses to Average Net Assets (Excluding Waivers) (2)	0.91%	0.92%	0.92	%(3)	0.91	%(3)	0.91%
Ratio of Net Investment Income to Average Net Assets(2) (4)	1.42%	1.80%	1.95	%(3)	1.82	%(3)	2.08%
Portfolio Turnover Rate	–%	7%	3%		15%		7%

(1)	Per share data calculated using average shares method.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$9.55	$9.68	$9.44	$9.67	$10.76
Income from Operations:
Net Investment Income(1)	0.39	0.44	0.39	0.21	0.13
Net Realized and Unrealized Gain (Loss)	(0.20)	(0.15)	0.23	(0.23)	(1.09)
Total from Operations	0.19	0.29	0.62	(0.02)	(0.96)

Dividends and Distributions:
Net Investment Income	(0.41)	(0.42)	(0.38)	(0.21)	(0.12)
Net Realized Gain	—	—	—	—	(0.01)
Total Dividends and Distributions	(0.41)	(0.42)	(0.38)	(0.21)	(0.13)
Net Asset Value, End of Year	$9.33	$9.55	$9.68	$9.44	$9.67
Total Return†	1.95%	3.09%	6.79%	(0.22)%	(8.97)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$161,665	$163,303	$177,129	$224,128	$252,715
Ratio of Expenses to Average Net Assets(2)	0.51%	0.52%	0.48%	0.41%	0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers) (2)	0.75%	0.74%	0.74%	0.69%	0.68%
Ratio of Net Investment Income to Average Net Assets(2) (3)	4.11%	4.62%	4.11%	2.16%	1.23%
Portfolio Turnover Rate	50%	41%	232%	2%	56%

(1)	Per share data calculated using average shares method.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2026	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$9.89	$10.03		$9.86		$9.87		$10.27
Income from Operations:
Net Investment Income(1)	0.28	0.23		0.21		0.13		0.04
Net Realized and Unrealized Gain (Loss)	— (2)	(0.14)		0.17		(0.01)		(0.40)
Total from Operations	0.28	0.09		0.38		0.12		(0.36)

Dividends and Distributions:
Net Investment Income	(0.28)	(0.23)		(0.21)		(0.13)		(0.04)
Total Dividends and Distributions	(0.28)	(0.23)		(0.21)		(0.13)		(0.04)
Net Asset Value, End of Year	$9.89	$9.89		$10.03		$9.86		$9.87
Total Return†	2.78%	0.96%		3.87%		1.25%		(3.54)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$39,977	$35,837		$35,968		$39,941		$40,552
Ratio of Expenses to Average Net Assets(3)	0.39%	0.41	%(4)	0.41	%(4)	0.41	%(4)	0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers) (3)	0.91%	0.99	%(4)	0.94	%(4)	0.90	%(4)	0.88%
Ratio of Net Investment Income to Average Net Assets(3) (5)	2.76%	2.35	%(4)	2.07	%(4)	1.35	%(4)	0.37%
Portfolio Turnover Rate	41%	76%		7%		18%		5%

(1)	Per share data calculated using average shares method.

(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$9.30	$9.28	$9.09	$9.30	$10.76
Income from Operations:
Net Investment Income(1)	0.29	0.37	0.43	0.18	0.20
Net Realized and Unrealized Gain (Loss)	(0.13)	(0.11)	0.19	(0.21)	(1.44)
Total from Operations	0.16	0.26	0.62	(0.03)	(1.24)

Dividends and Distributions:
Net Investment Income	(0.34)	(0.24)	(0.43)	(0.18)	(0.20)
Net Realized Gain	—	—	—	—	(0.02)
Total Dividends and Distributions	(0.34)	(0.24)	(0.43)	(0.18)	(0.22)
Net Asset Value, End of Year	$9.12	$9.30	$9.28	$9.09	$9.30
Total Return†	1.72%	2.84%	6.97%	(0.26)%	(11.66)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$272,938	$261,600	$282,009	$354,957	$373,972
Ratio of Expenses to Average Net Assets(2)	0.58%	0.57%‡	0.52%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers) (2)	0.83%	0.78%	0.79%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets(2) (3)	3.11%	3.98%	4.73%	2.01%	2.00%
Portfolio Turnover Rate	107%	35%	261%	2%	9%

(1)	Per share data calculated using average shares method.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived and reimbursed fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022
Net Asset Value, Beginning of Year	$12.18	$11.55	$11.40		$11.45		$10.45
Income from Operations:
Net Investment Income(1)	0.36	0.29	0.94		0.96		0.01
Net Realized and Unrealized Gain (Loss)	1.44	0.64	(0.08)		(0.33)		1.20
Total from Operations	1.80	0.93	0.86		0.63		1.21

Dividends and Distributions:
Net Investment Income	(0.37)	(0.30)	(0.71)		(0.68)		(0.21)
Total Dividends and Distributions	(0.37)	(0.30)	(0.71)		(0.68)		(0.21)
Net Asset Value, End of Year	$13.61	$12.18	$11.55		$11.40		$11.45
Total Return†	15.14%	8.25%	7.97%		5.76%		11.84%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$9,362	$8,115	$6,764		$10,961		$23,114
Ratio of Expenses to Average Net Assets(2)	0.50%	0.50%	0.51	%(3)(4)	0.50	%(4)	0.50	%(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	2.68%	3.20%	2.67	%(4)	1.93	%(4)	2.72	%(4)
Ratio of Net Investment Income to Average Net Assets(2)(5)	2.84%	2.47%	8.17	%(4)	8.49	%(4)	0.13	%(4)
Portfolio Turnover Rate	34%	6%	11%		100%		5%

(1)	Per share data calculated using average shares method.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Absent the interfund loan expense, the expense ratio for the Fund would be 0.50%.

(4)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC SECTOR MOMENTUM ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding
Throughout the Period

	Period Ended August 31, 2026*
Net Asset Value, Beginning of Period	$25.07
Income from Operations:
Net Investment Income(1)	0.14
Net Realized and Unrealized Gain	4.05
Total from Operations	4.19

Dividends and Distributions:
Net Investment Income	(0.04)
Total Dividends and Distributions	(0.04)
Net Asset Value, End of Period	$29.22
Total Return†	16.74%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$74,517
Ratio of Expenses to Average Net Assets(2)	0.65	%**(3)
Ratio of Net Investment Income to Average Net Assets(2) (4)	0.53	%**
Portfolio Turnover Rate‡	155	%***

(1)	Per share data calculated using average shares method.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	The expense ratio includes non-routine expenses. Had these expenses been excluded the ratio would have been 0.55%.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

*	Commenced operations on September 9, 2025.

**	Annualized.

***	Not Annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently consisting of nine separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund, Symmetry Panoramic Alternatives Fund and Symmetry Panoramic Sector Momentum ETF (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund and Symmetry Panoramic Sector Momentum ETF is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Systematic Fixed Income Fund is to seek income and capital appreciation through systematic exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Systematic Fixed Income Fund is to seek income and capital appreciation through systematic exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Alternatives Fund and Symmetry Panoramic Sector Momentum ETF are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: Avantis Investors by American Century Investments, AQR Funds, Dimensional Fund Advisors LP (DFA), iShares by BlackRock, Schwab Strategic Trust, State Street Global Advisors Funds Management Inc., Stone Ridge Asset Management LLC and Vanguard Portfolio Management, LLC. The Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund also utilize a fund of funds structure by investing in certain underlying investment companies, but also utilize at least one sub-adviser and invest directly in securities and other instruments issued by operating companies and other issuers. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”), AQR Capital Management LLC provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund, and Dimensional Fund Advisors LP provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund. J.P. Morgan Investment Management Inc. currently provides sub-advisory services to each of the Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund. The Funds currently offer Class I Shares. Vident Asset Management currently provides sub-advisory services to Symmetry Panoramic Sector Momentum ETF. Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund and Symmetry Panoramic Alternatives Fund commenced operations on November 12, 2018. The Symmetry Panoramic Sector Momentum ETF commenced operations on September 9, 2025. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

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2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 Financial Services-Investment Companies, by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

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Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Symmetry Partners, LLC (the “Adviser”) as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. Generally, when fair valuing a security held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

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Futures contracts that are traded on an exchange are valued at the end of day settlement value reported from the exchange or board of trade on which the contract is primarily traded.

Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures established by the Valuation Designee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to, among others, a single issuer or to an entire market sector. If the Valuation Designee becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, the security will be valued at its fair market value by the Valuation Designee, subject to Board oversight.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value factor which is applied to the local market close price for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Valuation Designee. The Valuation Designee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Designee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair value factors provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Valuation Designee and Committee holds a meeting to consider the matter and coordinates with SEI Investments Global Funds Services (the “Administrator”).

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value factors provided by ICE using the predetermined confidence interval discussed above.

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In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Adviser has analyzed the Funds' tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds' financial statements. The Funds' U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

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As of and during the year ended August 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2026, the Funds did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Systematic Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

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Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic Global Systematic Fixed Income Fund all utilized futures contracts during the year ended August 31, 2026. To the extent consistent with their investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2026.

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For the year ended August 31, 2026, the average monthly notional amounts of futures contracts held were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Global Systematic Fixed Income Fund
Average Monthly Notional Balance Long	$755,457	$5,614,189	$4,441,848	$3,249,318

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Refer to the Funds’ Schedule of Investments for details regarding open forward foreign currency contracts as of August 31, 2026.

For the year ended August 31, 2026, the average monthly notional amount of forward foreign currency contracts held were as follows:

	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Global Systematic Fixed Income Fund
Average Monthly Notional Balance Long	$10,780	$6,270	$186,473,205

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	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Global Systematic Fixed Income Fund
Average Monthly Notional Balance Short	$—	$—	$(54,133,047)

Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

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There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy.

For the year ended August 31, 2026, the monthly average balances of swap contracts held by the Funds was as follows:

Symmetry Panoramic Global Systematic Fixed Income Fund
Average Monthly Notional Balance Long	$886,417
Average Monthly Notional Balance Short	(863,247)

ReFlow Liquidity Program — The Funds, excluding Symmetry Panoramic Sector Momentum ETF, may participate in the ReFlow Redemption Service. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently at 7 days), or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow fees that were incurred by the Funds during the year ended August 31, 2026 are recorded within the Statement of Operations, if applicable.

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During the year ended August 31, 2026, the Symmetry Tax-Managed Global Equity Fund satisfied redemption in-kind requests made by Reflow. Consideration paid and shares sold were as follows:

Fund	Date Range	Value of Cash and Securities Sold	Shares Sold
Symmetry Tax-Managed Global Equity Fund	September 2025 – August 2026	$14,585,141	760,533

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

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Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds evenly and/or based on relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, the Symmetry Panoramic Alternatives Fund and Symmetry Panoramic Sector Momentum ETF each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Systematic Fixed Income Fund, the Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Systematic Fixed Income Fund each intend to distribute substantially all of their net investment income, monthly and net capital gains, if any, at least annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Creation Units — The Symmetry Panoramic Sector Momentum ETF issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 10,000 Shares, or multiples thereof).

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Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a brokerdealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with SEI Investments Distribution Co. (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Interfund Lending — The Funds have entered into an interfund lending and borrowing facility, pursuant to which: (i) each Fund could lend money directly to and borrow money directly from other Funds within the Trust for temporary defensive purposes, namely to cover unanticipated cash shortfalls, such as unanticipated redemptions or sales fails; and (ii) the Funds will not borrow under the facility for leverage purposes and the loans’ duration will be no more than 7 days. This interfund lending facility is intended to provide a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than these Funds otherwise could obtain from investing the Funds’ cash in repurchase agreements or certain other short term money market instruments. Thus, this interfund lending facility is expected to benefit both borrowing and lending Funds. For the year ended August 31, 2026, the Funds did not have interfund lending.

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There were no outstanding loan balances as of August 31, 2026. Interest expense, if applicable at year end, would be disclosed on the Statements of Operations.

Offering Costs — Offering costs of the Symmetry Panoramic Sector Momentum ETF, including costs of printing the initial prospectus, legal and registration fees, are amortized to expense over a twelve-month period from inception of the Fund. During the period ended August 31, 2026, the Symmetry Panoramic Sector Momentum ETF incurred offering costs of $51,613. As of August 31, 2026, the Symmetry Panoramic Sector Momentum ETF had $28,169 remaining to be amortized.

Segment Reporting — An operating segment is defined in Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

3.	Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of August 31, 2026, was as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities	Fair Value		Statements of Assets and Liabilities	Fair Value
Symmetry Panoramic US Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	7,028	*	Unrealized depreciation on futures contracts	–	*
Total Derivatives not accounted for as hedging instruments		$7,028			$–
Symmetry Panoramic International Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	12,393	*	Unrealized depreciation on futures contracts	19,702	*
Total Derivatives not accounted for as hedging instruments		$12,393			$19,702
Symmetry Panoramic Global Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	11,757	*	Unrealized depreciation on futures contracts	15,302	*
Total Derivatives not accounted for as hedging instruments		$11,757			$15,302
Symmetry Panoramic Global Systematic Fixed Income Fund

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	492,592		Unrealized depreciation on forward foreign currency contracts	856,282
Interest rate contracts	Unrealized appreciation on futures contracts	2,497	*	Unrealized depreciation on futures contracts	20,266	*
Total Derivatives not accounted for as hedging instruments		$495,089			$876,548

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2026.

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
US Equity Fund
Equity contracts	$121,158	$—	$—	$121,158
Total	$121,158	$—	$—	$121,158

International Equity Fund
Equity contracts	$(30,819)	$—	$—	$(30,819)
Total	$(30,819)	$—	$—	$(30,819)
Global Equity Fund
Equity contracts	$(49,541)	$—	$—	$(49,541)
Total	$(49,541)	$—	$—	$(49,541)

Global Systematic Fixed Income Fund
Interest rate contracts	$—	$—	$(273,691)	$(273,691)
Foreign exchange contracts	—	2,149,549	—	2,149,549
Equity contracts	(113,625)	—	—	(113,625)
Total	$(113,625)	$2,149,549	$(273,691)	$1,762,233

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
US Equity Fund
Equity contracts	$(36,994)	$—	$—	$(36,994)
Total	$(36,994)	$—	$—	$(36,994)

International Equity Fund
Equity contracts	$66,776	$—	$—	$66,776
Total	$66,776	$—	$—	$66,776

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Global Equity Fund
Equity contracts	$33,036	$—	$—	$33,036
Total	$33,036	$—	$—	$33,036

Global Systematic Fixed Income Fund
Interest rate contracts	$—	$—	$212,775	$212,775
Foreign exchange contracts	—	2,065,483	—	2,065,483
Equity contracts	(17,769)	—	—	(17,769)
Total	$(17,769)	$2,065,483	$212,775	$2,260,489

4.	Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company and SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees directly by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended August 31, 2026, the Funds were charged as follows for these services:

Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$121,867
Symmetry Panoramic International Equity Fund	67,176
Symmetry Panoramic Global Equity Fund	114,345
Symmetry Panoramic Tax-Managed Global Equity Fund	49,986
Symmetry Panoramic US Systematic Fixed Income Fund	47,298

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

Fund	Administration Fee
Symmetry Panoramic Municipal Fixed Income Fund	$11,148
Symmetry Panoramic Global Systematic Fixed Income Fund	77,877
Symmetry Panoramic Alternatives Fund	2,359
Symmetry Panoramic Sector Momentum ETF	—

The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York acts as custodian (the “Custodian”) for the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund and Symmetry Panoramic Alternatives Fund. Brown Brothers Harriman & Co. acts as the Custodian for Symmetry Panoramic Sector Momentum ETF. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund and Symmetry Panoramic Alternatives Fund under a transfer agency agreement with the Trust. Brown Brothers Harriman & Co. serves as the transfer agent for Symmetry Panoramic Sector Momentum ETF under a transfer agency agreement with the Trust.

6.	Investment Advisory and Subadvisory Agreements:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board its hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least December 31, 2026 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory fee detailed in the advisory agreement, any Rule 12b-1 fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

Expense Limitation
Symmetry Panoramic US Equity Fund	0.58%*
Symmetry Panoramic International Equity Fund	0.63%*
Symmetry Panoramic Global Equity Fund	0.66%*

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

Expense Limitation
Symmetry Panoramic Tax-Managed Global Equity Fund	0.50%*
Symmetry Panoramic US Systematic Fixed Income Fund	0.50%*
Symmetry Panoramic Municipal Fixed Income Fund	0.39%*
Symmetry Panoramic Global Systematic Fixed Income Fund	0.58%*
Symmetry Panoramic Alternatives Fund	0.50%

*	Prior to December 31, 2025, the Funds’ contractual expense limit was 0.55%, 0.65%, 0.56%, 0.42%, 0.52%, 0.41% and 0.57% for Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund, respectively.

The Adviser also has contractually agreed to waive its advisory fee for each of the Funds until at least December 31, 2026 (“Fee Waiver”) so that the aggregate annual advisory fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the amount shown under the “Fee Waiver” column in the following table:

	Advisory Fee Before Fee Waiver	Fee Waiver
Symmetry Panoramic US Equity Fund	0.55%	0.25%
Symmetry Panoramic International Equity Fund	0.70%	0.25%
Symmetry Panoramic Global Equity Fund	0.63%	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.26%
Symmetry Panoramic US Systematic Fixed Income Fund	0.45%	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.25%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.52%	0.25%
Symmetry Panoramic Alternatives Fund	1.29%	0.30%

The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

The Symmetry Panoramic Sector Momentum ETF’s management fee is a “unitary” fee designed to pay the Fund’s expenses and to compensate Symmetry Partners, LLC, the Fund’s investment adviser (the “Adviser”), for the services the Adviser provides to the Fund. Out of the unitary management fee, the Adviser will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, AFFE, accrued deferred tax liability, non-routine expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.

For the year ended August 31, 2026, the Adviser recaptured previously waived fees of $15,731 for the Symmetry Panoramic International Equity Fund.

As of August 31, 2026, the following amounts of waivers/reimbursements are subject to recoupment:

	Amount expiring in 2027	Amount expiring in 2028	Amount expiring in 2029
Symmetry Panoramic US Equity Fund	$209,480	$98,992	$54,233
Symmetry Panoramic International Equity Fund	104,899	48,798	60,234
Symmetry Panoramic Global Equity Fund	354,496	123,991	68,427
Symmetry Panoramic Tax-Managed Global Equity Fund	161,094	158,000	107,303
Symmetry Panoramic US Systematic Fixed Income Fund	208,363	147,921	192,079
Symmetry Panoramic Municipal Fixed Income Fund	116,739	129,697	121,637
Symmetry Panoramic Global Systematic Fixed Income Fund	184,506	83,323	198,538
Symmetry Panoramic Alternatives Fund	102,573	123,183	99,059

The Adviser has engaged AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Equity Funds”). The Adviser, however, has not yet allocated any assets of the Symmetry Panoramic International Equity Fund to DFA. The Adviser has engaged J.P. Morgan Investment Management Inc. (“JPMIM”) to provide sub-advisory services to each of the Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund and Vident Asset Management provides sub-advisory services to Symmetry Panoramic Sector Momentum ETF (together with the Sub-Advised Equity Funds, the (“Sub-Advised Funds”). The Adviser pays AQR, DFA, JPMIM and Vident Asset Management a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

A Trustee and certain Officers are also employees/officers of the Adviser.

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the year ended August 31, 2026, were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax- Managed Global Equity Fund
Purchases
U.S. Government	$–	$–	$–	$–
Other	64,614,638	34,273,395	65,433,248	17,938,600
Sales
U.S. Government	–	–	–	–
Other	98,450,411	61,360,563	114,263,565	–	(A)

	Symmetry Panoramic US Systematic Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Systematic Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Purchases
U.S. Government	$44,290,164	$–	$55,681,409	$–
Other	34,217,564	19,864,247	228,068,176	3,027,636
Sales
U.S. Government	43,479,300	–	77,441,791	–
Other	32,942,339	15,653,787	186,406,578	2,698,273

Symmetry Panoramic Sector Momentum ETF
Purchases
U.S. Government	$–
Other	85,776,973
Sales
U.S. Government	–
Other	85,134,242

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

(A) Sales exclude redemptions in-kind of $12,212,424 for the Symmetry Panoramic Tax-Managed Global Equity Fund. See Note 2.

For the year ended August 31, 2026, the in-kind transactions associated with creations and redemptions were:

	Purchases In-Kind	Sales In-Kind	Realized In-Kind
Symmetry Panoramic Sector Momentum ETF	$115,590,762	$51,212,393	$3,642,883

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. The permanent differences relate to redemptions in kind, distributions in excess, non-deductible excise tax paid, and utilization of earnings and profits on shareholder redemptions. The following permanent differences were credited or charged to Paid-in Capital or Distributable Earnings as of August 31, 2026:

	Distributable Earnings	Paid in Capital
Symmetry Panoramic US Equity Fund	$(1,810,689)	$1,810,689
Symmetry Panoramic International Equity Fund	(1,357,616)	1,357,616
Symmetry Panoramic Global Equity Fund	(2,439,102)	2,439,102
Symmetry Panoramic Tax-Managed Global Equity Fund	(6,056,610)	6,056,610
Symmetry Panoramic Municipal Fixed Income Fund	381	(381)
Symmetry Panoramic Sector Momentum ETF	(3,642,883)	3,642,883

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2026 and 2025 were as follows:

	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Total
Symmetry Panoramic US Equity Fund
2026	$3,197,231	$21,384,611	$—	$24,581,842
2025	8,452,421	50,452,024	—	58,904,445
Symmetry Panoramic International Equity Fund
2026	6,469,030	8,117,274	—	14,586,304
2025	6,846,838	—	—	6,846,838
Symmetry Panoramic Global Equity Fund
2026	5,680,592	27,356,175	—	33,036,767
2025	10,350,958	48,615,393	—	58,966,351
Symmetry Panoramic Tax-Managed Global Equity Fund
2026	2,651,304	3,178,581	—	5,829,885
2025	2,497,846	2,719,571	—	5,217,417
Symmetry Panoramic US Systematic Fixed Income Fund
2026	6,994,335	—	—	6,994,335
2025	7,327,922	—	—	7,327,922
Symmetry Panoramic Municipal Fixed Income Fund
2026	22,015	—	1,046,919	1,068,934
2025	16,520	—	826,988	843,508
Symmetry Panoramic Global Systematic Fixed Income Fund
2026	9,760,048	—	—	9,760,048
2025	6,954,198	—	—	6,954,198
Symmetry Panoramic Alternatives Fund
2026	239,033	—	—	239,033
2025	174,234	—	—	174,234
Symmetry Panoramic Sector Momentum ETF
2026	89,238	—	—	89,238

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

As of August 31, 2026, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax- Managed Global Equity Fund
Undistributed Ordinary Income	$2,209,216	$3,435,378	$3,904,059	$3,778,719
Undistributed Long-Term Capital Gain	20,619,161	16,141,775	26,622,977	1,722,500
Post-October Losses	–	–	(387,737)	–
Late-Year Loss Deferral	–	–	–	–
Unrealized Appreciation	241,761,199	114,533,747	205,188,146	79,918,541
Other Temporary Differences	(4)	–	(6)	–
Total Distributable Earnings	$264,589,572	$134,110,900	$235,327,439	$85,419,760

	Symmetry Panoramic US Systematic Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Systematic Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Undistributed Ordinary Income	$68,116	$–	$7,942,587	$–
Post-October Losses	(44,777)	(38,009)	(1,134,508)	–
Late-Year Loss Deferral	–	–	–	(18,396)
Capital Loss Carryforwards	(16,662,973)	(880,918)	(40,546,541)	(1,367,469)
Unrealized Appreciation/(Depreciation)	(4,522,963)	(490,624)	(6,858,760)	1,659,714
Other Temporary Differences	1	3	(483,419)	(4)
Total Distributable Earnings (Accumulated Losses)	$(21,162,596)	$(1,409,548)	$(41,080,641)	$273,845

Symmetry Panoramic Sector Momentum ETF
Undistributed Ordinary Income	$186,878
Post-October Losses	(1,059,370)
Late-Year Loss Deferral	–
Capital Loss Carryforwards	(22,963)
Unrealized Appreciation	5,971,151
Other Temporary Differences	1
Total Distributable Earnings	$5,075,697

Post-October losses represent losses realized on investment transactions from November 1, 2025 through August 31, 2026, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2026 through August 31, 2026 and specified losses realized on investment transactions from November 1, 2025 through August 31, 2026.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

The Symmetry Panoramic Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund and Symmetry Panoramic Sector Momentum ETF had Post-October losses of $387,737, $44,777, $38,009, $1,134,508 and $1,059,370, respectively. The Funds elect to treat each as having arisen in the following fiscal year.

The Symmetry Panoramic Alternatives Fund had late year ordinary loss deferral of $18,396.

During the year ended August 31, 2026, the Symmetry Panoramic US Systematic Fixed Income Fund and the Symmetry Panoramic Alternatives Fund utilized capital loss carryforwards of $66,036 and $225,157, respectively, to offset capital gains.

For Federal income tax purposes, capital loss carryforwards may be carried forward and indefinitely applied against all future capital gains. The Funds have capital losses carried forward as follows:

	Short- Term Loss	Long- Term Loss	Total
Symmetry Panoramic US Systematic Fixed Income Fund	$3,020,880	$13,642,093	$16,662,973
Symmetry Panoramic Municipal Fixed Income Fund	73,710	807,208	880,918
Symmetry Panoramic Global Systematic Fixed Income Fund	5,108,579	35,437,962	40,546,541
Symmetry Panoramic Alternatives Fund	1,367,469	—	1,367,469
Symmetry Panoramic Sector Momentum ETF	22,963	—	22,963

For federal income tax purposes, the cost of securities owned at August 31, 2026, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, forward mark to market, futures mark to market and Passive Foreign Investment Company adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. For Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund, the difference in unrealized appreciation/(depreciation) is attributable to Foreign Capital Gains Tax Payable.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at August 31, 2026, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Symmetry Panoramic US Equity Fund	$201,118,570	$243,041,164	$(1,279,965)	$241,761,199
Symmetry Panoramic International Equity Fund	128,131,575	118,553,414	(4,001,451)	114,551,963
Symmetry Panoramic Global Equity Fund	204,847,001	209,642,667	(4,454,479)	205,188,188
Symmetry Panoramic Tax-Managed Global Equity Fund	114,035,033	79,918,541	—	79,918,541
Symmetry Panoramic US Systematic Fixed Income Fund	164,703,600	231,584	(4,754,547)	(4,522,963)
Symmetry Panoramic Municipal Fixed Income Fund	40,543,455	—	(490,624)	(490,624)
Symmetry Panoramic Global Systematic Fixed Income Fund	277,568,650	2,421,341	(9,280,101)	(6,858,760)
Symmetry Panoramic Alternatives Fund	8,174,366	1,659,714	—	1,659,714
Symmetry Panoramic Sector Momentum ETF	68,748,903	6,035,650	(64,499)	5,971,151

The Funds did not pay any federal or state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the year ended August 31, 2026. Cash paid for income taxes, net of refunds received, were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax- Managed Global Equity Fund
Income Taxes by Foreign Jurisdiction:
Canada	$–	$21,186	$14,610	$–
Hong Kong	–	27,917	21,160	–
Italy	–	65,619	31,132	–
Japan	–	44,689	32,411	–
Luxembourg	5,874	–	–	–
Netherlands	471	–	–	–

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax- Managed Global Equity Fund
South Korea	–	24,476	18,768	–
Spain	–	21,862	13,968	–
Sweden	–	19,603	–	–
Switzerland	–	32,440	30,923	–
Taiwan	–	39,760	28,393	–
Other*	72	86,312	81,901	–
Total Income Taxes Paid, Net of Refunds	$6,417	$383,864	$273,266	$–

	Symmetry Panoramic US Systematic Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Systematic Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Income Taxes by Foreign Jurisdiction:
Australia	$355	$–	$(2,647)	$–
Belgium	–	–	3,998	–
Chile	49	–	–	–
Ireland	262	–	–	–
Israel	–	–	(3,988)	–
Italy	–	–	24,649	–
Japan	(203)	–	1,573	–
New Zealand	–	–	3,076	–
Poland	–	–	3,422	–
South Korea	60	–	–	–
Other*	–	–	306	–
Total Income Taxes Paid, Net of Refunds	$523	$–	$30,389	$–

Symmetry Panoramic Sector Momentum ETF
Income Taxes by Foreign Jurisdiction:
Other*	$–
Total Income Taxes Paid, Net of Refunds	$–

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5%, individually, of the total income taxes paid by the fund.

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9.	Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

Please note that certain Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), or directly in securities or other instruments. Therefore, the risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

General Risks of Investing in Underlying Funds — Because each Fund, other than Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund, may invest in Underlying Funds that invest directly in securities and other instruments, a Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. A Fund also may invest in Underlying Funds that invest in mid-, small- and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected).

A Fund may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments.

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The risks described below for each Fund are in reference to direct purchases of the Funds, or, except for Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund, the Underlying Funds.

Arbitrage Risk — The risk incurred when a Fund invests in securities purchased pursuant to an arbitrage strategy in order to take advantage of a perceived relationship between the value of two securities presents certain risks. Securities purchased or sold short pursuant to an arbitrage strategy may not perform as intended, which may result in a loss to the Fund. Additionally, issuers of a security purchased pursuant to an arbitrage strategy are often engaged in significant corporate events, such as restructurings, acquisitions, mergers, takeovers, tender offers or exchanges, or liquidations. Such corporate events may not be completed as initially planned or may fail.

Asset Allocation Risk — The risk that the selection by the Adviser of the Underlying Funds and the allocation of a Fund’s assets among the Underlying Funds and the Sub-Adviser will cause the Fund to underperform other funds with similar investment objectives. In this regard, a Fund also may temporarily deviate from its factor exposures for the purpose of managing distributions. In addition, the Fund’s assets may be invested in Underlying Funds managed by a limited number of investment managers. In such circumstances, a Fund’s performance could be substantially dependent on the performance of such managers. Similarly, the allocation of a Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk — The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rate, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Bond Connect Investing Risk — The Symmetry Panoramic Global Systematic Fixed Income Fund may invest in the domestic bond market in China through Bond Connect. Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit (“CMU”) maintained with a China-based custodian (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). The Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entry with CDCC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian. Therefore, the Fund’s ability to enforce rights as a bondholder may depend on CMU’s ability or willingness as record-holder of Bond Connect securities to enforce the Fund’s rights as a bondholder. Additionally, the omnibus manner in which the securities are held could expose the Fund to the risk of its Hong Kong sub-custodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

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A primary feature of Bond Connect is the application of the home market’s laws and rules applicable to investors in Chinese fixed-income instruments. Therefore, the Fund’s investments via Bond Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Bond Connect. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for the Fund.

Bond Connect is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to Bond Connect’s continued existence or whether future developments regarding Bond Connect may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Bond Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Borrowing Risk — While the Funds do not anticipate doing so, other than for cash management, the Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds may use leverage during periods when the Adviser believes that a Fund’s investment objective would be furthered.

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China A-Shares and China Stock Connect Risk — The Funds with international exposures may invest in eligible renminbi-denominated shares of mainland China-based companies that trade on Chinese stock markets such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (referred to as “China A-Shares”) through the Shanghai and Shenzhen–Hong Kong Stock Connect Programs (“Stock Connect” or “Stock Connect Programs”). Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a Qualified Foreign Institutional Investor (QFII) or a Renminbi QFII (RQFII) and through the Stock Connect Programs. A fund’s ownership of China A-Shares will be reflected on its custodian’s records but the fund itself will have only beneficial rights in such China A-Shares. The precise nature and rights of a fund as a beneficial owner of China A-Shares in this context is not well defined and may expose a fund to the credit risk of its custodian or to greater risk of expropriation. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. These risks could cause volatility in the price of a Fund and could adversely affect the Fund.

Commodities Risk — Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, and agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

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Convertible Securities — Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Credit Default Swaps Risk — A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Currency Risk — The risk for Funds with international exposures that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Cybersecurity Risk — With the increased use of the Internet and because information technology (“IT”) systems and digital data underlie most of the Fund’s operations, the Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

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Derivatives Risk — The Fund may invest in derivatives, which are financial instruments whose value is typically based on the value of a security, commodity or index, in order to better track the Index. These instruments include options, futures contracts, swap agreements, including total return swap agreements, and similar instruments. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. Under applicable SEC regulations, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. Compliance with these regulations could increase the costs of operating a Fund, limit the derivatives strategies that a Fund may employ, or adversely affect a Fund’s performance.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Adviser may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If the Adviser inaccurately forecast the values of securities, interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions. The use of derivatives also exposes the Fund to transaction costs.

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If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Distressed Investments Risk — Distressed investments include loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, many of which are not publicly traded and may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities, and the spread between the bid and asked prices of such securities may be greater than normally expected. If the Fund’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the original investment.

Emerging Markets Risk — A Fund with international exposure’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or non-existent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries. Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

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Equity Risk — For Funds that invest in equity securities, such securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Exchange-Traded Notes Risk — Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. A Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on a Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.

Financial Sector Risk — The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

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Fixed Income Securities Risk — When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Moreover, regulations applicable to and changing business practices of financial intermediaries may reduce the liquidity and increase the volatility for such fixed income securities.

●	Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

●	Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

●	Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●	Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

●	Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

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●	Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Foreign (Non-U.S.) Investment Risk — For Funds with international exposures, foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the United States, and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies..

Special Risks of Foreign Securities — Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for the Funds. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

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Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

While the Funds’ investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Funds are valued in U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, because the U.S. dollar declines in value relative to the currency hedged. Currency exchange rates may fluctuate significantly over short periods of time causing a Fund’s net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Fund invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The net currency positions of the Funds may expose them to risks independent of their securities positions.

The Funds may operate in euros and/or may hold euros and/or euro-denominated bonds and other obligations. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit and general economic and political positions of each such state, including, each state’s actual and intended ongoing engagement with and/ or support for the other sovereign states then forming the European Union (“EU”), in particular those within the Euro zone. Changes in these factors might materially and adversely impact the value of securities in which a Fund has invested.

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A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. Recent and upcoming European elections could, depending on the outcomes, further call into question the future direction of the EU. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Forward and Futures Contract Risk — The successful use of forward and futures contracts draws upon an Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) an Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to the Fund from the futures clearing broker in the event of a bankruptcy of the broker. A futures clearing broker is required to segregate customer funds pursuant to the Commodities Exchange Act and the regulations of the U.S. Commodity Futures Trading Commission. However, in the unlikely event of the broker’s bankruptcy, there is no equivalent of the Securities Investors Protection Corporation insurance as is applicable in the case of securities broker dealers’ bankruptcies.

Geographic and Sector Risk — The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

High Portfolio Turnover Risk — A Fund may engage in active trading, including investments made on a shorter-term basis, which may lead to higher fund expenses and lower total return.

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High Yield Risk — Exposure to high yield (lower rated) debt instruments (also known as “junk bonds”, which are considered speculative) may involve greater levels of credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a government or company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.

Information Technology Sector Risk — The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright or trademark protections may adversely affect the profitability of these companies. The market prices of information technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

Index Tracking Error Risk — The performance of an Underlying Fund and its index may differ from each other for a variety of reasons. For example, an Underlying Fund that is index-based in which the Fund invests incurs operating expenses and portfolio transaction costs not incurred by the Underlying Fund’s index. In addition, the Underlying Fund may not be fully invested in the securities of the index that it tracks at all times or may hold securities not included in its index.

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Investment Companies and Exchange-Traded Funds Risk — When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk — The risk that different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

°	Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

°	Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

°	Quantitative Investing Risk is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

°	Profitability Investment Risk is the risk that high relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

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When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

A Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.

A Sub-Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.

IPO and SEO Risk — The market value of shares sold in an initial public offering (“IPO”) will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. “SEOs” are seasoned (i.e., secondary) equity offerings of U.S. equity securities. The purchase of IPO shares may involve high transaction costs. IPO and SEO shares are subject to market risk and liquidity risk. In addition, the prices of securities sold in IPOs or SEOs may be highly volatile or may decline shortly after the initial public offering or seasoned equity offering.

Leveraging Risk — Financial leverage refers to the use of debt to acquire assets. The Fund may use leverage through a line of credit offered by a bank or may purchase derivatives that have the effect of creating leverage. The use of leverage may exaggerate any increase or decrease in a Fund’s net asset value, causing a Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause a Fund or Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged. Additionally, for certain derivatives, such as futures, adverse changes in the value or level of the reference asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative.

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Litigation and Enforcement Risk — Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, that Fund could be exposed to losses.

Liquidity Risk — There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on Fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk — The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

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Market Capitalization Risk — Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Micro, small and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and such issuers may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk — Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. National economies and global financial markets are substantially interconnected, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.

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Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the U.S. Federal Reserve (“Fed”) and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Fed or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Aggressive stimulus measures in 2020 and 2021, rising demand for goods and services, tight labor markets, and supply chain disruptions contributed to a surge of inflation in many sectors of the U.S. and global economies. Ongoing inflation pressures could continue to cause an increase in interest rates and/or negatively impact companies.

Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Over the longer term, the interest rate increases may present a greater risk than has historically been the case due to the prior period of relatively low interest rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Some countries, including the U.S., have adopted more protectionist trade policies. The rise in protectionist trade policies coupled with slowing global economic growth, changes to some major international trade agreements, risks associated with the trade agreement between the United Kingdom and the European Union, and the risks associated with trade negotiations between the U.S. and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. Additionally, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

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Legal, political, regulatory and tax changes may cause fluctuations in markets and securities prices. Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which implicate a Fund. The full effect of various newly adopted regulations is not currently known and it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit a Fund’s ability to pursue its investment strategies or make certain investments, make it more costly for it to operate, or adversely impact its performance.

A Fund is subject to the risk that geopolitical events may disrupt securities markets and adversely affect global economies. Tensions, war, terrorism, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy and have material adverse impacts on the Portfolio. The impact of the COVID-19 pandemic caused significant volatility and severe losses in global financial markets.

Public health crises caused by outbreaks of infectious diseases or other public health issues, such as the COVID-19 pandemic, may exacerbate other pre-existing economic, political, and social tensions and risks, disrupt market conditions and operations and economies around the world, and negatively affect market performance and the value of investments in individual companies in significant and unforeseen ways. The impact of infectious diseases may be greater in countries that do not move effectively to control them or that have limited access to or popular uptake of vaccines, which may occur because of a lack of health care or economic resources or for political or other reasons. The impact of any outbreak may last for an extended period of time.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. Additionally, there is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling and a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

China’s economy, which had been sustained through debt-financed spending on housing and infrastructure, appears to be experiencing a significant slowdown and growing at a lower rate than prior years. Due to the size of China’s economy, such a slowdown could impact a number of other countries.

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In addition, global climate change may have an adverse effect on property and security values. A rise in sea levels, an increase in powerful storms and/or an increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Large wildfires have devastated, and in the future may devastate, entire communities and may be very costly to any business found to be responsible for the fire or conducting operations in affected areas. Regulatory changes and divestment movements in the United States and abroad tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Because property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold.

Money Market Instrument Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which the Fund invests.

Municipal Bond Risk — The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

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Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the IRS may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security. Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

Operational Risk — Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and/or Sub-Adviser’s control, including instances at third parties. The Funds, the Adviser, and/or Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

ReFlow Liquidity Program — The Funds, excluding Symmetry Panoramic Sector Momentum ETF, may participate in the ReFlow Redemption Service offered by ReFlow Fund, LLC (“ReFlow”). The program is designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when a fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event the Fund uses the ReFlow Redemption Service, a Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund.

REIT Risk — There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

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Restricted Securities — The Fund may invest securities in which the disposition would be subject to legal restrictions (so called “restricted securities”). Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the “Securities Act”). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the Securities Act that have a readily available market usually are not deemed illiquid for purposes of this limitation by a Fund. However, investing in Rule 144A securities could result in increasing the level of the Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Securities Issued in PIPE Transactions — The Fund may invest in securities that are purchased in PIPE transactions. Securities acquired by the Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by the Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require the Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, the Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.

Short Position Risk — The Fund may enter into short positions in derivatives. The Fund will incur a loss as a result of a short position if the price of the asset sold short increases between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains. Short positions involve higher transaction costs and imperfect correlation between the actual and desired level of exposure. Theoretically, short positions present a risk of unlimited loss, particularly in cases where the Fund is unable, for whatever reason, to close out its short position, because the Fund may be required to buy the short position instrument at a time when the instrument has appreciated in value, and there is potentially no limit to the amount of such appreciation. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss more than it would be without the use of leverage. Market or other factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

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Short Sales Risk — The Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its portfolio manager believes possess volatility characteristics similar to those being hedged. The Fund may also use short sales for non-hedging purposes to pursue its investment objectives if, in the portfolio manager’s view, the security is over-valued. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on the Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover the Fund’s short position will be available for purchase. The SEC and other U.S. and non-U.S. regulatory authorities have imposed, and may impose in the future, restrictions on short selling, either on a temporary or permanent basis. Such restrictions may include placing limitations on specific companies and/ or industries with respect to which the Fund may enter into short positions, and may hinder the Fund in, or prevent it from, implementing its investment strategies, and may negatively affect performance.

Small Fund Risk — Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Alternatives Fund currently have fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if the Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

SPACs Risk — A Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the Volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/ or be subject to restrictions on resale.

Subsidiary Risk — By investing in a Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. A Subsidiary is not registered under the Investment Company Act of 1940 Act (the “1940 Act”) and generally is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the same adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in its prospectus and statement of additional information and could adversely affect the Fund.

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Swap Risk — Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective.

Taxability Risk — Some or all of the Funds’ income may be subject to the federal alternative minimum tax, which could reduce the Fund’s after tax returns. In addition, there is no guarantee that all of the Fund’s income will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the IRS or state tax authorities, or non-compliant conduct of a bond issuer. The Fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value.

Tax Risk — The federal income tax treatment of the complex securities in which Funds may invest may not be clear or may be subject to recharacterization by the IRS. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for a Fund itself to comply with such rules. Furthermore, the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the IRS or the Treasury Department. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax-Managed Investing Risk — Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although the Fund can generally be expected to distribute a smaller percentage of returns each year than an equity mutual fund that is managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Volatility Risk — The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

10.	Concentration of Shareholders:

As of August 31, 2026, the percentage of total shares outstanding held by shareholders of the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders owning 10% or greater of the aggregate total shares outstanding for each Fund, were as follows:

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	3	87%
Symmetry Panoramic International Equity Fund	3	88%
Symmetry Panoramic Global Equity Fund	3	88%
Symmetry Panoramic Tax-Managed Global Equity Fund	3	86%
Symmetry Panoramic US Systematic Fixed Income Fund	4	97%
Symmetry Panoramic Municipal Fixed Income Fund	3	85%
Symmetry Panoramic Global Systematic Fixed Income Fund	4	97%
Symmetry Panoramic Alternatives Fund	3	94%

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

	No. of Shareholders	% Ownership
Symmetry Panoramic Sector Momentum ETF	—	—

11.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.	Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

13.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Symmetry Panoramic Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Symmetry Panoramic Trust comprising the funds listed below (the “Funds”) as of August 31, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund, and Symmetry Panoramic Alternatives Fund	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022
Symmetry Panoramic Sector Momentum ETF	For the period from September 9, 2025 (commencement of operations) to August 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 28, 2026

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an August 31, 2026 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2026 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended August 31, 2026, the Fund is designating the following items with regard to distributions paid during the period:

	Return of Capital	Long Term Capital Gain Distributions	Ordinary Income Distributions	Tax-Exempt Income Distributions(6)	Total Distributions
Symmetry Panoramic US Equity Fund	0.00%	87.22%	12.78%	0.00%	100.00%
Symmetry Panoramic International Equity Fund	0.00%	56.48%	43.52%	0.00%	100.00%
Symmetry Panoramic Global Equity Fund	0.00%	83.11%	16.89%	0.00%	100.00%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.00%	53.35%	46.65%	0.00%	100.00%
Symmetry Panoramic US Systematic Fixed Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Municipal Fixed Income Fund	0.00%	0.00%	2.06%	97.94%	100.00%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Alternatives Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Sector Momentum ETF	0.00%	0.00%	100.00%	0.00%	100.00%

	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
Symmetry Panoramic US Equity Fund	100.00%	100.00%	0.00%	0.00%	100.00%
Symmetry Panoramic International Equity Fund	11.62%	72.58%	0.00%	0.13%	100.00%
Symmetry Panoramic Global Equity Fund	54.37%	94.48%	0.00%	0.07%	100.00%
Symmetry Panoramic Tax-Managed Global Equity Fund	33.38%	50.12%	0.00%	0.00%	0.00%
Symmetry Panoramic US Systematic Fixed Income Fund	0.00%	0.00%	0.00%	0.90%	0.00%
Symmetry Panoramic Municipal Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.00%	0.00%	7.25%	50.79%	0.00%
Symmetry Panoramic Alternatives Fund	12.08%	20.99%	0.00%	0.00%	0.00%
Symmetry Panoramic Sector Momentum ETF	100.00%	100.00%	0.00%	0.20%	0.00%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended August 31, 2026, the total amounts of foreign source income for the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, and Symmetry Panoramic Global Systematic Fixed Income Fund were $3,238,747, $2,350,082, $5,603,145, $1,492,578, $6,993,391, and $5,699,723, respectively. The total amounts of foreign taxes paid for the Symmetry Panoramic International Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund and Symmetry Panoramic Global Systematic Fixed Income Fund were $372,751, $128,391 and $30,389, respectively.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	“Tax-exempt income distributions” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of the Symmetry Panoramic Municipal Fixed Income Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Symmetry Panoramic Trust (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on March 19-20, 2026 to decide whether to renew the following Agreements for additional one-year terms:

●	the advisory agreement between Symmetry Partners, LLC (the “Adviser”) and the Trust, on behalf of the Funds; and

●	the sub-advisory agreements between the Adviser and certain sub-advisers on behalf of the Funds shown in the following table (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds:

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

Sub-Adviser	Fund(s)
AQR Capital Management, LLC	Symmetry Panoramic US Equity Fund
Symmetry Panoramic International Equity Fund
Symmetry Panoramic Global Equity Fund
Dimensional Fund Advisors LP	Symmetry Panoramic US Equity Fund
Symmetry Panoramic International Equity Fund
Symmetry Panoramic Global Equity Fund
J.P. Morgan Investment Management Inc.	Symmetry Panoramic US Systematic Fixed Income Fund
Symmetry Panoramic Global Systematic Fixed Income Fund

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and information about their financial condition, capitalization, profitability or financial viability to sub-advise the Funds; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Advisers to other clients with comparable mandates with respect to certain Funds. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

SYMMETRY PANORAMIC TRUST

AUGUST 31, 2026

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market St., Suite 310

Philadelphia, PA 19103

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

SYM-AR-001-0600

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the 1940 Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: November 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: November 4, 2026

By	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: November 4, 2026